Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Broadline Retail-7.75%
PDD Holdings, Inc., ADR (China)(b)(c)	780,894	$70,139,899
Capital Markets-0.77%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	264,400	6,992,213
Chemicals-0.08%
Jiangsu Cnano Technology Co. Ltd., A Shares (China)	169,233	687,896
Consumer Staples Distribution & Retail-0.36%
Dada Nexus Ltd., ADR (China)(b)(c)	487,117	3,258,813
Electrical Equipment-1.06%
East Group Co. Ltd., A Shares (China)	1,022,100	938,185
Hongfa Technology Co. Ltd., A Shares (China)	238,049	1,155,812
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	511,818	1,413,690
Sieyuan Electric Co. Ltd., A Shares (China)	378,620	2,595,918
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	137,012	3,527,507
		9,631,112
Electronic Equipment, Instruments & Components-11.20%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	407,656	1,398,069
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	102,086	838,486
BOE Technology Group Co. Ltd., A Shares (China)	18,443,074	10,916,039
BOE Technology Group Co. Ltd., B Shares (China)	4,867,636	1,978,587
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	942,590	4,287,767
China Zhenhua Group Science & Technology Co. Ltd., A Shares (China)	255,959	3,200,047
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	122,760	1,060,682
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	800,000	1,949,977
Holitech Technology Co. Ltd., A Shares (China)(b)	1,423,200	653,178
Huagong Tech Co. Ltd., A Shares (China)	494,500	2,489,539
Lens Technology Co. Ltd., A Shares (China)	2,445,900	4,230,080
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,244,000	1,129,683
Lingyi iTech Guangdong Co., A Shares (China)	3,461,300	2,978,556
Maxscend Microelectronics Co. Ltd., A Shares (China)	234,346	3,947,657
OFILM Group Co. Ltd., A Shares (China)(b)	1,602,273	1,298,095
Raytron Technology Co. Ltd., A Shares (China)	219,971	1,426,614
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	65,890	2,052,185
Shengyi Technology Co. Ltd., A Shares (China)	1,149,919	2,563,152
Shennan Circuits Co. Ltd., A Shares (China)	91,064	975,147
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	590,680	882,704
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	477,575	799,884
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	767,517	$2,089,884
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	175,120	575,096
Sunny Optical Technology Group Co. Ltd. (China)	3,434,879	33,275,432
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,135,152	1,488,281
Unisplendour Corp. Ltd., A Shares (China)	653,058	2,492,801
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	409,400	827,765
Wuhan Guide Infrared Co. Ltd., A Shares (China)	2,100,301	2,415,710
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	937,010	2,875,241
Xiamen Faratronic Co. Ltd., A Shares (China)	110,700	2,087,992
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	683,870	1,099,474
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	196,100	1,068,476
		101,352,280
Entertainment-6.30%
Bilibili, Inc., Z Shares (China)(b)(c)	1,658,403	30,409,123
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	341,400	754,288
Kingsoft Corp. Ltd. (China)	6,031,975	25,794,859
		56,958,270
Health Care Technology-0.13%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,056,329	1,130,712
Hotels, Restaurants & Leisure-11.16%
Meituan, B Shares (China)(b)(d)	4,712,605	88,406,287
TravelSky Technology Ltd., H Shares (China)	6,551,720	12,517,552
		100,923,839
Household Durables-0.61%
TCL Technology Group Corp., A Shares (China)(b)	9,235,010	5,543,526
Interactive Media & Services-28.48%
Autohome, Inc., ADR (China)(c)	421,635	13,479,671
Baidu, Inc., A Shares (China)(b)	4,012,199	78,662,499
JOYY, Inc., ADR (China)(c)	231,919	8,061,504
Kuaishou Technology (China)(b)(d)	6,837,607	58,918,434
Tencent Holdings Ltd. (China)	1,980,931	90,020,381
Visual China Group Co. Ltd., A Shares (China)	269,700	657,764
Weibo Corp., ADR (China)(c)	499,471	7,866,668
		257,666,921
IT Services-2.67%
Beijing Sinnet Technology Co. Ltd., A Shares (China)(b)	884,100	1,276,652
China TransInfo Technology Co. Ltd., A Shares (China)(b)	499,571	912,219
DHC Software Co. Ltd., A Shares (China)	1,576,500	1,500,010
Digital China Information Service Co. Ltd., A Shares (China)	293,700	471,778
GDS Holdings Ltd., A Shares (China)(b)(c)	6,571,624	10,819,707
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
IT Services-(continued)
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	737,586	$5,192,605
Taiji Computer Corp. Ltd., A Shares (China)	304,873	1,790,824
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,198,745	1,140,584
Wonders Information Co. Ltd., A Shares (China)(b)	709,700	1,076,454
		24,180,833
Machinery-0.34%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	369,600	1,267,037
Hoyuan Green Energy Co. Ltd., A Shares (China)	253,235	1,797,546
		3,064,583
Media-1.71%
China Literature Ltd. (China)(b)(c)(d)	2,794,996	12,615,418
NanJi E-Commerce Co. Ltd., A Shares (China)(b)	1,207,368	680,826
People.cn Co. Ltd., A Shares (China)	543,800	2,205,864
		15,502,108
Semiconductors & Semiconductor Equipment-10.76%
3Peak, Inc., A Shares (China)	47,715	1,567,967
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	303,449	6,064,097
All Winner Technology Co. Ltd., A Shares (China)	265,853	1,001,401
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	204,215	2,515,701
China Resources Microelectronics Ltd., A Shares (China)	474,873	3,810,679
GigaDevice Semiconductor, Inc., A Shares (China)	328,064	5,268,854
Goke Microelectronics Co. Ltd., A Shares (China)	106,800	1,159,942
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	299,002	1,760,103
Hangzhou Lion Electronics Co. Ltd., A Shares (China)	332,912	1,788,294
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	696,400	2,984,676
Hua Hong Semiconductor Ltd. (China)(b)(d)	2,902,659	9,826,022
Ingenic Semiconductor Co. Ltd., A Shares (China)	191,200	2,242,204
JCET Group Co. Ltd., A Shares (China)	875,200	4,039,997
Montage Technology Co. Ltd., A Shares (China)	558,689	4,527,830
NAURA Technology Group Co. Ltd., A Shares (China)	260,057	10,328,048
Rockchip Electronics Co. Ltd., A Shares (China)	74,708	780,557
SG Micro Corp., A Shares (China)	229,020	2,704,306
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	140,617	1,092,589
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,995,524	5,309,490
Shenzhen SC New Energy Technology Corp., A Shares (China)	152,918	2,004,886
StarPower Semiconductor Ltd., A Shares (China)	75,000	2,297,933
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,576,000	$2,114,785
TongFu Microelectronics Co. Ltd., A Shares (China)	744,200	2,261,731
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	417,859	5,453,932
Will Semiconductor Co. Ltd., A Shares (China)	406,949	5,842,231
Wuxi Autowell Technology Co. Ltd., A Shares (China)	58,067	1,397,248
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	266,245	1,599,314
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	643,500	5,562,729
		97,307,546
Software-14.78%
360 Security Technology, Inc., A Shares (China)(b)	3,513,800	5,836,052
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	327,400	1,409,606
Beijing Kingsoft Office Software, Inc., A Shares (China)	226,836	12,886,335
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	566,600	786,465
Beijing Shiji Information Technology Co. Ltd., A Shares (China)(b)	1,346,425	2,622,484
China National Software & Service Co. Ltd., A Shares (China)	423,030	3,080,941
Hundsun Technologies, Inc., A Shares (China)	934,425	5,376,368
Iflytek Co. Ltd., A Shares (China)	1,142,550	10,052,617
Kingdee International Software Group Co. Ltd. (China)(b)	18,020,862	31,333,798
Longshine Technology Group Co. Ltd., A Shares (China)	528,367	1,613,176
Ming Yuan Cloud Group Holdings Ltd. (China)(b)(c)	3,843,669	2,301,657
Newland Digital Technology Co. Ltd., A Shares (China)(b)	507,600	1,299,053
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	364,700	615,934
Sangfor Technologies, Inc., A Shares (China)(b)	72,714	1,149,404
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	108,150,295	25,655,307
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,635,000	700,052
Shanghai Baosight Software Co. Ltd., A Shares (China)	542,917	3,647,934
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,237,651	10,933,140
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	347,500	628,702
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	462,700	897,334
Sinosoft Co. Ltd., A Shares (China)	104,220	497,129
Thunder Software Technology Co. Ltd., A Shares (China)	200,887	2,539,636
Topsec Technologies Group, Inc., A Shares (China)(b)	582,700	785,984

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Software-(continued)
Tuya, Inc., ADR (China)(b)(c)	1,645,884	$2,633,414
Yonyou Network Technology Co. Ltd., A Shares (China)	1,688,404	4,457,996
		133,740,518
Technology Hardware, Storage & Peripherals-1.58%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,586,546	2,719,444
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	719,858	4,604,150
Legend Holdings Corp., H Shares (China)(c)(d)	3,624,686	3,727,542
Ninestar Corp., A Shares (China)	696,350	3,264,103
		14,315,239
Trading Companies & Distributors-0.21%
Beijing United Information Technology Co. Ltd., A Shares (China)	355,579	1,904,581
Total Common Stocks & Other Equity Interests (Cost $968,432,950)		904,300,889

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $716,779)	716,779	716,779
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $969,149,729)		905,017,668
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.57%
Invesco Private Government Fund, 5.24%(e)(f)(g)	9,036,769	$9,036,769
Invesco Private Prime Fund, 5.38%(e)(f)(g)	23,237,406	23,237,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,274,175)		32,274,175
TOTAL INVESTMENTS IN SECURITIES-103.60% (Cost $1,001,423,904)		937,291,843
OTHER ASSETS LESS LIABILITIES-(3.60)%		(32,560,286)
NET ASSETS-100.00%		$904,731,557

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $199,149,010, which represented 22.01% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$276,917	$138,031,841	$(137,591,979)	$-	$-	$716,779	$76,312
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,979,864	$156,352,337	$(161,295,432)	$-	$-	$9,036,769	$318,873*
Invesco Private Prime Fund	35,951,651	386,889,924	(399,614,004)	(425)	10,260	23,237,406	846,337*
Total	$50,208,432	$681,274,102	$(698,501,415)	$(425)	$10,260	$32,990,954	$1,241,522

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.95%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-1.96%
Steadfast Group Ltd.	179,429	$704,895
WiseTech Global Ltd.	19,871	1,148,735
Woolworths Group Ltd.	24,473	636,887
		2,490,517
Belgium-0.75%
D’Ieteren Group(a)	5,424	949,064
Canada-11.79%
ATS Corp.(b)	20,104	913,367
Cameco Corp.	23,908	842,070
Canadian Pacific Kansas City Ltd.	15,045	1,240,177
CGI, Inc., Class A(b)	15,920	1,620,725
Constellation Software, Inc.	1,785	3,778,111
Element Fleet Management Corp.	65,802	1,063,330
Finning International, Inc.	21,132	729,204
National Bank of Canada	8,510	667,740
Quebecor, Inc., Class B	33,408	819,305
Stantec, Inc.	10,369	703,477
Thomson Reuters Corp.(b)	6,055	818,834
TMX Group Ltd.	34,559	769,291
WSP Global, Inc.	7,687	1,060,850
		15,026,481
Denmark-2.34%
Novo Nordisk A/S, Class B	18,476	2,985,440
Finland-1.80%
Elisa OYJ	31,975	1,672,453
Valmet OYJ(a)	23,153	615,465
		2,287,918
France-8.91%
Alten S.A.	6,940	1,002,373
Eiffage S.A.	6,938	723,796
Hermes International	797	1,771,965
L’Oreal S.A.	2,057	959,795
LVMH Moet Hennessy Louis Vuitton SE	1,721	1,609,262
Pernod Ricard S.A.	8,336	1,843,688
Schneider Electric SE	3,652	652,457
Veolia Environnement S.A.	21,146	690,110
Vinci S.A.	17,844	2,100,781
		11,354,227
Germany-5.68%
Allianz SE	2,751	659,400
Deutsche Boerse AG	3,471	667,038
DHL Group	14,918	768,444
Hannover Rueck SE	6,360	1,361,423
HUGO BOSS AG	8,559	693,600
Mercedes-Benz Group AG	8,864	709,912
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,205	832,903
Rheinmetall AG	3,031	860,188
RWE AG	15,824	682,692
		7,235,600
Ireland-1.67%
AIB Group PLC	193,758	913,901
Bank of Ireland Group PLC(a)	114,711	1,213,652
		2,127,553
Israel-1.72%
Mizrahi Tefahot Bank Ltd.	60,444	2,190,974
	Shares	Value
Italy-5.10%
Banco BPM S.p.A.	162,647	$815,578
Davide Campari-Milano N.V.(a)	137,496	1,854,023
Infrastrutture Wireless Italiane S.p.A.(a)(c)	52,520	660,997
Interpump Group S.p.A.(a)	27,906	1,522,390
Terna Rete Elettrica Nazionale S.p.A.	103,551	877,741
UniCredit S.p.A.	30,345	769,509
		6,500,238
Japan-10.85%
Advantest Corp.	4,552	625,548
Asics Corp.	21,998	693,321
ITOCHU Corp.(a)	31,946	1,292,860
Kobe Steel Ltd.	70,388	768,878
Lasertec Corp.	22,842	3,452,505
Marubeni Corp.	46,206	817,418
Mitsubishi Corp.	12,998	664,629
Mitsui & Co. Ltd.	16,906	659,320
Mitsui OSK Lines Ltd.	39,484	1,021,282
NOF Corp.	19,862	857,080
Sanrio Co. Ltd.	16,894	787,031
Shin-Etsu Chemical Co. Ltd.	18,799	619,091
Sojitz Corp.	27,764	659,512
Toyota Tsusho Corp.	15,420	900,260
		13,818,735
Netherlands-8.07%
ASM International N.V.	7,774	3,709,200
ASML Holding N.V.(a)	4,475	3,217,900
Ferrovial SE	27,996	930,332
Koninklijke Ahold Delhaize N.V.	37,519	1,298,291
Wolters Kluwer N.V.	8,968	1,129,173
		10,284,896
Norway-0.61%
Kongsberg Gruppen ASA	17,759	771,344
Portugal-0.52%
Jeronimo Martins SGPS S.A.	24,318	663,861
Singapore-3.33%
Keppel Corp. Ltd.	127,968	711,255
Oversea-Chinese Banking Corp. Ltd.	113,650	1,138,383
Singapore Exchange Ltd.	327,806	2,397,195
		4,246,833
South Korea-5.94%
Ecopro BM Co. Ltd.	12,775	4,199,368
L&F Co. Ltd.	11,286	2,279,955
Posco Future M Co. Ltd.	2,642	1,092,327
		7,571,650
Spain-0.50%
Iberdrola S.A.	51,165	640,559
Sweden-2.12%
Atlas Copco AB, Class A	104,435	1,487,882
Saab AB, Class B	11,352	599,390
SSAB AB, Class B(a)	99,571	609,698
		2,696,970
Switzerland-18.74%
ABB Ltd.	26,892	1,081,450
Belimo Holding AG	5,782	3,129,624
Chocoladefabriken Lindt & Spruengli AG	22	2,685,124
Flughafen Zurich AG	14,134	3,005,014
Georg Fischer AG	9,410	645,353
Kuehne + Nagel International AG, Class R	10,708	3,364,895
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Switzerland-(continued)
Novartis AG	7,346	$771,760
Schindler Holding AG, PC	8,698	2,119,188
SIG Group AG(b)	22,648	608,754
Sika AG	7,462	2,330,234
Swiss Life Holding AG	2,099	1,338,556
Swisscom AG	1,042	673,631
VAT Group AG(a)(c)	3,397	1,450,343
Zurich Insurance Group AG(a)	1,384	671,843
		23,875,769
United Kingdom-7.34%
3i Group PLC	57,292	1,457,341
B&M European Value Retail S.A.	87,557	623,209
BAE Systems PLC	52,093	624,275
Centrica PLC	447,375	794,637
Diploma PLC	62,856	2,618,690
InterContinental Hotels Group PLC	20,433	1,513,259
RELX PLC	21,683	730,939
Rentokil Initial PLC	120,967	988,328
		9,350,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $109,323,780)		127,069,307
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.99%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,493,897	$2,493,897
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,412,878	6,412,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,906,395)		8,906,775
TOTAL INVESTMENTS IN SECURITIES-106.73% (Cost $118,230,175)		135,976,082
OTHER ASSETS LESS LIABILITIES-(6.73)%		(8,574,218)
NET ASSETS-100.00%		$127,401,864

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $2,111,340, which represented 1.66% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,008,559	$(2,008,559)	$-	$-	$-	$623
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,900,398	21,636,021	(21,042,522)	-	-	2,493,897	79,953*
Invesco Private Prime Fund	4,885,456	47,933,009	(46,406,477)	250	640	6,412,878	213,430*
Total	$6,785,854	$71,577,589	$(69,457,558)	$250	$640	$8,906,775	$294,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Brazil-6.56%
Banco do Brasil S.A.	85,800	$869,174
BB Seguridade Participacoes S.A.	121,700	796,146
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	65,900	804,866
Cia Energetica de Minas Gerais	368,200	1,427,273
Equatorial Energia S.A.	119,800	844,660
PRIO S.A.(a)	386,900	3,710,362
Santos Brasil Participacoes S.A.	477,300	964,222
Sao Martinho S.A.	99,400	699,366
		10,116,069
China-5.63%
China Coal Energy Co. Ltd., H Shares	1,757,000	1,268,405
China Resources Pharmaceutical Group Ltd.(b)	903,464	700,881
China Shenhua Energy Co. Ltd., H Shares	332,612	993,737
PetroChina Co. Ltd., H Shares	1,582,806	1,154,829
PICC Property & Casualty Co. Ltd., H Shares	636,000	742,124
Sany Heavy Equipment International Holdings Co. Ltd.	1,979,104	3,126,490
ZTE Corp., H Shares	192,400	700,650
		8,687,116
Indonesia-2.69%
PT Bank Mandiri (Persero) Tbk	2,316,457	879,424
PT Bank Negara Indonesia (Persero) Tbk	1,306,494	768,908
PT Bank Rakyat Indonesia (Persero) Tbk	2,069,716	775,457
PT BFI Finance Indonesia Tbk	19,672,483	1,721,995
		4,145,784
Malaysia-2.83%
Frontken Corp. Bhd.	6,078,600	4,367,856
Mexico-14.91%
Alsea S.A.B. de C.V.(a)	447,794	1,557,929
Arca Continental S.A.B. de C.V.	91,029	914,296
Cemex S.A.B. de C.V., Series CPO(a)	1,227,945	935,157
Corp. Inmobiliaria Vesta SAB de C.V.(c)	305,961	1,112,835
Fibra Uno Administracion S.A. de C.V.(c)	536,923	808,800
Gentera S.A.B. de C.V.	1,767,685	2,298,705
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	86,458	977,295
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	52,151	996,185
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	30,031	851,602
Grupo Bimbo S.A.B. de C.V., Series A	275,265	1,430,669
Grupo Carso S.A.B. de C.V., Series A1(c)	178,554	1,423,408
Grupo Comercial Chedraui S.A. de C.V.	295,901	1,737,228
Grupo Elektra S.A.B. de C.V.	12,250	928,697
Grupo Financiero Banorte S.A.B. de C.V., Class O	118,849	1,129,324
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)(c)	422,773	1,028,931
Grupo Mexico S.A.B. de C.V., Class B	166,907	869,785
Prologis Property Mexico S.A. de C.V.	218,477	811,383
Qualitas Controladora S.A.B. de C.V.	231,088	1,704,953
Regional S.A.B. de C.V.	188,748	1,474,161
		22,991,343
Philippines-0.55%
International Container Terminal Services, Inc.	214,058	845,709
	Shares	Value
South Africa-1.29%
MTN Group Ltd.	135,600	$1,067,873
OUTsurance Group Ltd.	424,740	923,579
		1,991,452
Taiwan-58.15%
Advantech Co. Ltd.	64,192	799,681
Alchip Technologies Ltd.	15,000	949,835
Asia Vital Components Co. Ltd.(a)	347,000	3,555,407
Chailease Holding Co. Ltd.	229,000	1,515,664
Cheng Loong Corp.	771,000	847,630
Chung-Hsin Electric and Machinery Manufacturing Corp.	314,000	1,169,013
Delta Electronics, Inc.	97,000	1,128,140
Eva Airways Corp.	1,017,000	1,189,275
First Financial Holding Co. Ltd.	954,100	881,950
Formosa Plastics Corp.	278,000	735,990
Gigabyte Technology Co. Ltd.	127,000	1,268,929
Global Unichip Corp.	47,000	2,445,229
Gold Circuit Electronics Ltd.	690,000	3,721,541
Goldsun Building Materials Co. Ltd.	1,391,000	1,166,304
Great Wall Enterprise Co. Ltd.	826,636	1,572,967
Greatek Electronics, Inc.	667,000	1,292,549
HTC Corp.(a)	420,000	745,740
Hua Nan Financial Holdings Co. Ltd.	1,052,718	745,326
Inventec Corp.	574,000	1,163,470
Jentech Precision Industrial Co., Ltd.	36,000	608,276
Kings Town Bank Co. Ltd.	1,418,000	1,624,362
Lien Hwa Industrial Holdings Corp.	1,307,020	2,657,584
Lite-On Technology Corp.	667,000	3,194,231
Lotes Co. Ltd.	94,000	2,231,365
Micro-Star International Co. Ltd.	634,000	3,923,854
Mitac Holdings Corp.	849,000	1,271,075
Powertech Technology, Inc.	256,000	900,132
Qisda Corp.	1,555,000	2,461,657
Quanta Computer, Inc.	276,000	2,094,602
Sigurd Microelectronics Corp.	1,065,000	1,792,707
Sinbon Electronics Co. Ltd.	365,000	3,908,246
SinoPac Financial Holdings Co. Ltd.	1,584,060	940,058
Supreme Electronics Co. Ltd.	1,274,000	1,958,035
Taichung Commercial Bank Co. Ltd.	1,778,119	843,046
Taishin Financial Holding Co. Ltd.	1,594,662	926,052
Taiwan Business Bank	1,688,000	773,462
Taiwan Cooperative Financial Holding Co. Ltd.(a)	918,420	859,197
Taiwan Hon Chuan Enterprise Co. Ltd.	226,000	773,074
Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	3,146,230
Tatung Co. Ltd.(a)	658,000	1,036,418
Teco Electric and Machinery Co. Ltd.	537,000	919,307
Topco Scientific Co. Ltd.	620,000	3,541,279
Tripod Technology Corp.	238,000	1,279,875
Unimicron Technology Corp.	500,000	2,935,421
Uni-President Enterprises Corp.	868,000	2,079,786
United Microelectronics Corp.	1,005,000	1,503,031
Voltronic Power Technology Corp.	61,000	3,396,815
Wistron Corp.	889,000	4,002,784
Yulon Finance Corp.	720,800	4,346,383
Yulon Motor Co. Ltd.	329,000	858,448
		89,681,432
Thailand-5.26%
AP (Thailand) PCL, NVDR	2,470,186	880,437
Bangchak Corp. PCL, NVDR	803,455	897,846
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Thailand-(continued)
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2024(a)	35,668	$1,209
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2026(a)	35,668	3,355
Krung Thai Bank PCL, NVDR	1,353,506	810,631
Thanachart Capital PCL, NVDR	543,175	793,448
Thonburi Healthcare Group PCL, NVDR	556,314	1,088,940
Tisco Financial Group PCL, NVDR	1,236,262	3,629,824
		8,105,690
Turkey-1.59%
Turk Hava Yollari AO(a)	282,515	2,458,272
United States-0.60%
GCC S.A.B. de C.V.	95,287	928,082
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $124,894,916)		154,318,805
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Private Government Fund, 5.24%(d)(e)(f)	706,441	$706,441
Invesco Private Prime Fund, 5.38%(d)(e)(f)	1,816,563	1,816,563
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,522,851)		2,523,004
TOTAL INVESTMENTS IN SECURITIES-101.69% (Cost $127,417,767)		156,841,809
OTHER ASSETS LESS LIABILITIES-(1.69)%		(2,613,940)
NET ASSETS-100.00%		$154,227,869

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,753,143	$(21,753,143)	$-	$-	$-	$7,102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	386,986	11,962,336	(11,642,881)	-	-	706,441	23,138*
Invesco Private Prime Fund	1,036,003	24,602,061	(23,821,386)	142	(257)	1,816,563	61,376*
Total	$1,422,989	$58,317,540	$(57,217,410)	$142	$(257)	$2,523,004	$91,616

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-5.93%
AGL Energy Ltd.	83,448	$685,461
AMP Ltd.	488,942	372,305
Ampol Ltd.	27,578	610,466
ANZ Group Holdings Ltd.	221,330	3,840,439
APA Group	64,967	437,780
Aristocrat Leisure Ltd.	22,489	596,015
ASX Ltd.	8,186	342,607
Aurizon Holdings Ltd.	272,625	699,929
Bank of Queensland Ltd.(a)	77,400	315,022
Bendigo & Adelaide Bank Ltd.	58,819	370,589
BHP Group Ltd.	408,144	12,654,033
BlueScope Steel Ltd.	65,042	957,216
Brambles Ltd.	104,613	991,843
Coles Group Ltd.	88,847	1,089,027
Commonwealth Bank of Australia	84,391	6,011,399
Computershare Ltd.	24,964	421,896
CSL Ltd.	10,032	1,815,213
Dexus	110,189	610,342
Endeavour Group Ltd.	108,902	446,172
Evolution Mining Ltd.(a)	165,365	412,296
Fortescue Metals Group Ltd.	180,760	2,640,736
Glencore PLC(b)	1,851,859	11,283,251
Goodman Group	62,403	863,713
GPT Group (The)(a)	182,799	534,597
Incitec Pivot Ltd.	179,113	364,500
Insurance Australia Group Ltd.	248,090	991,351
James Hardie Industries PLC, CDI(b)	19,857	581,790
JB Hi-Fi Ltd.(a)	13,847	425,951
Lendlease Corp. Ltd.	89,258	519,064
Macquarie Group Ltd.	22,653	2,671,480
Medibank Pvt. Ltd.	274,039	648,161
Metcash Ltd.	121,701	295,230
Mineral Resources Ltd.	6,878	331,060
Mirvac Group	423,263	667,405
National Australia Bank Ltd.	191,081	3,659,358
Newcrest Mining Ltd.	64,151	1,141,656
Northern Star Resources Ltd.	55,281	428,760
Orica Ltd.	31,663	336,044
Origin Energy Ltd.	170,781	974,734
Qantas Airways Ltd.(b)	76,370	336,046
QBE Insurance Group Ltd.	117,201	1,245,450
Ramsay Health Care Ltd.	13,108	520,342
Rio Tinto Ltd.	46,820	3,693,519
Rio Tinto PLC	134,846	8,935,231
Santos Ltd.	233,402	1,251,933
Scentre Group	470,778	891,427
Sonic Healthcare Ltd.	35,235	834,570
South32 Ltd.	404,001	1,056,276
Star Entertainment Group Ltd. (The)(a)(b)	284,396	201,222
Stockland	264,180	751,235
Suncorp Group Ltd.	115,616	1,108,629
Telstra Group Ltd.	493,356	1,416,229
Transurban Group	136,362	1,317,668
Treasury Wine Estates Ltd.	43,429	329,227
Vicinity Ltd.	387,557	515,782
Wesfarmers Ltd.	55,599	1,860,157
Westpac Banking Corp.	244,279	3,677,330
Woodside Energy Group Ltd.	87,976	2,252,148
Woolworths Group Ltd.	60,407	1,572,037
Worley Ltd.	34,929	408,601
		97,213,950
	Shares	Value
Austria-0.41%
ams-OSRAM AG(b)	43,599	$388,687
ANDRITZ AG	6,722	356,189
BAWAG Group AG(b)(c)	9,879	482,520
Erste Group Bank AG	44,538	1,688,244
Mondi PLC(a)	78,779	1,384,085
OMV AG	21,425	968,508
Raiffeisen Bank International AG(b)	27,217	441,720
voestalpine AG	17,750	589,066
Wienerberger AG	13,603	447,240
		6,746,259
Belgium-0.82%
Ageas S.A./N.V.	28,201	1,198,015
Anheuser-Busch InBev S.A./N.V.(a)	85,253	4,892,480
Cofinimmo S.A.(a)	3,110	244,140
Elia Group S.A./N.V.	2,050	252,920
Etablissements Franz Colruyt N.V.	11,500	438,325
Groupe Bruxelles Lambert N.V.	8,176	662,923
KBC Group N.V.(a)	31,769	2,395,843
Proximus SADP(a)	55,420	425,646
Sofina S.A.	1,274	303,685
Solvay S.A., Class A	9,065	1,090,414
UCB S.A.(a)	8,859	786,479
Umicore S.A.(a)	27,555	817,851
		13,508,721
Brazil-0.09%
Wheaton Precious Metals Corp.	13,176	591,906
Yara International ASA	22,236	910,849
		1,502,755
Burkina Faso-0.02%
Endeavour Mining PLC	13,098	316,828
Canada-8.84%
Agnico Eagle Mines Ltd.	19,039	999,936
Air Canada(a)(b)	20,910	386,031
Algonquin Power & Utilities Corp.	88,921	735,013
Alimentation Couche-Tard, Inc.	53,269	2,701,796
Allied Properties REIT	16,892	281,565
AltaGas Ltd.	37,787	747,271
ARC Resources Ltd.	44,319	670,719
Atco Ltd., Class I	9,410	269,092
B2Gold Corp.	100,869	350,216
Bank of Montreal(a)	58,142	5,412,893
Bank of Nova Scotia (The)	159,745	8,058,551
Barrick Gold Corp.	163,292	2,826,053
BCE, Inc.	34,819	1,506,773
Bombardier, Inc., Class B(a)(b)	11,937	598,550
Brookfield Corp.(a)	132,766	4,642,901
CAE, Inc.(b)	14,172	324,408
Cameco Corp.	9,708	341,928
Canadian Apartment Properties REIT(a)	15,427	602,547
Canadian Imperial Bank of Commerce	105,749	4,666,212
Canadian National Railway Co.	24,338	2,955,507
Canadian Natural Resources Ltd.	80,267	4,890,113
Canadian Pacific Kansas City Ltd.	27,764	2,288,618
Canadian Tire Corp. Ltd., Class A(a)	7,196	990,137
Canadian Utilities Ltd., Class A	14,178	353,736
Canadian Western Bank	13,115	262,549
Capital Power Corp.	10,990	343,498
CCL Industries, Inc., Class B(a)	9,009	432,706
Celestica, Inc.(b)	21,901	482,196
Cenovus Energy, Inc.	64,500	1,228,991
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Canada-(continued)
CGI, Inc., Class A(b)	10,567	$1,075,767
CI Financial Corp.	29,857	378,359
Constellation Software, Inc.	255	539,730
Crescent Point Energy Corp.	64,592	524,588
Dollarama, Inc.	4,810	317,414
Element Fleet Management Corp.	20,489	331,093
Emera, Inc.(a)	28,962	1,176,963
Enbridge, Inc.(a)	220,088	8,106,261
Fairfax Financial Holdings Ltd.	2,531	2,022,954
Finning International, Inc.	16,902	583,239
First Capital REIT(a)	25,382	284,047
Fortis, Inc.	48,585	2,074,806
Franco-Nevada Corp.	4,117	601,856
George Weston Ltd.	7,694	887,623
Gibson Energy, Inc.	22,160	361,463
Gildan Activewear, Inc.	11,139	347,054
Great-West Lifeco, Inc.	41,114	1,242,244
Hydro One Ltd.(c)	25,065	708,390
iA Financial Corp., Inc.	9,498	659,250
IGM Financial, Inc.	9,056	282,705
Imperial Oil Ltd.	14,759	796,566
Intact Financial Corp.	9,029	1,336,326
Keyera Corp.	25,100	629,478
Kinross Gold Corp.	238,587	1,190,896
Linamar Corp.	5,020	291,837
Loblaw Cos. Ltd.	13,693	1,217,156
Magna International, Inc.	47,966	3,090,596
Manulife Financial Corp.	289,537	5,798,439
MEG Energy Corp.(b)	23,503	419,795
Methanex Corp.	6,733	304,002
Metro, Inc.	17,970	968,912
National Bank of Canada	26,778	2,101,145
Northland Power, Inc.(a)	16,976	329,009
Nutrien Ltd.	41,844	2,888,786
Onex Corp.	7,656	471,080
Open Text Corp.	17,430	750,036
Parkland Corp.	28,614	782,823
Pembina Pipeline Corp.(a)	50,758	1,609,988
Power Corp. of Canada	100,032	2,839,275
Restaurant Brands International, Inc.	11,254	863,127
RioCan REIT	35,769	544,857
Royal Bank of Canada(a)	114,227	11,345,030
Saputo, Inc.	20,435	432,221
Shopify, Inc., Class A(b)	15,551	1,052,447
SNC-Lavalin Group, Inc.	17,063	496,626
SSR Mining, Inc.	21,689	316,540
Sun Life Financial, Inc.	63,658	3,356,403
Suncor Energy, Inc.	156,052	4,891,704
TC Energy Corp.	103,774	3,726,009
Teck Resources Ltd., Class B	35,751	1,591,106
TELUS Corp.	44,459	793,084
TFI International, Inc.	3,020	388,327
Thomson Reuters Corp.(b)	5,233	707,673
TMX Group Ltd.	15,010	334,126
Toromont Industries Ltd.	3,410	291,064
Toronto-Dominion Bank (The)(a)	159,420	10,532,318
Tourmaline Oil Corp.	13,465	699,106
Vermilion Energy, Inc.	29,415	410,748
West Fraser Timber Co. Ltd.	10,024	846,090
WSP Global, Inc.	4,788	660,771
		144,951,834
	Shares	Value
Chile-0.08%
Antofagasta PLC(a)	27,846	$601,016
Lundin Mining Corp.	77,651	695,540
		1,296,556
China-0.27%
AAC Technologies Holdings, Inc.	125,424	285,950
BOC Hong Kong Holdings Ltd.	342,682	1,041,400
Lenovo Group Ltd.	1,128,328	1,293,453
Prosus N.V.	12,201	968,964
Wilmar International Ltd.	170,619	496,000
Xinyi Glass Holdings Ltd.	196,491	324,516
		4,410,283
Denmark-1.05%
AP Moller - Maersk A/S, Class A(a)	500	1,008,240
AP Moller - Maersk A/S, Class B	830	1,711,131
Carlsberg A/S, Class B	6,273	943,368
Chr. Hansen Holding A/S(a)	4,405	333,668
Coloplast A/S, Class B	4,662	581,017
Danske Bank A/S	88,914	2,115,872
DSV A/S(a)	6,581	1,321,204
Genmab A/S(b)	844	347,999
ISS A/S	27,186	550,815
Jyske Bank A/S(b)	4,331	328,703
Novo Nordisk A/S, Class B	28,622	4,624,880
Novozymes A/S, Class B(a)	7,410	372,731
Orsted A/S(c)	10,220	893,889
Pandora A/S	5,725	574,592
Tryg A/S	21,544	426,781
Vestas Wind Systems A/S(b)	41,896	1,125,855
		17,260,745
Finland-1.19%
Elisa OYJ	9,551	499,565
Fortum OYJ(a)	88,194	1,197,005
Huhtamaki OYJ(a)	10,001	356,270
Kesko OYJ, Class B	30,609	614,045
Kone OYJ, Class B	22,885	1,176,815
Konecranes OYJ	8,828	321,589
Neste OYJ	22,494	829,834
Nokia OYJ	551,013	2,173,706
Nokian Renkaat OYJ(a)	36,528	340,557
Nordea Bank Abp(a)	444,322	5,048,782
Orion OYJ, Class B	5,756	221,739
Outokumpu OYJ(a)	70,231	364,556
Sampo OYJ, Class A	55,979	2,474,343
Stora Enso OYJ, Class R(a)	77,156	948,938
UPM-Kymmene OYJ	58,305	1,934,956
Valmet OYJ(a)	11,164	296,767
Wartsila OYJ Abp(a)	55,184	695,133
		19,494,600
France-8.83%
Accor S.A.	10,508	397,270
Air France-KLM(a)(b)	372,477	644,965
Air Liquide S.A.	26,971	4,857,821
Airbus SE	24,948	3,685,313
Alstom S.A.(a)	34,468	1,057,236
Amundi S.A.(a)(c)	7,046	433,486
Arkema S.A.	9,825	1,061,158
Atos SE(a)(b)	47,550	495,324
AXA S.A.	259,153	7,991,851
BNP Paribas S.A.	171,720	11,363,590
Bollore SE(a)	49,950	316,666

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
France-(continued)
Bouygues S.A.(a)	54,153	$1,944,639
Bureau Veritas S.A.(a)	14,616	402,550
Capgemini SE	8,682	1,578,002
Carrefour S.A.(a)	116,314	2,332,724
Cie de Saint-Gobain	67,904	4,602,862
Cie Generale des Etablissements Michelin S.C.A.	92,495	3,035,958
Clariane SE(a)	28,667	223,618
Covivio S.A.(a)	6,583	318,921
Credit Agricole S.A.	278,275	3,462,685
Danone S.A.	65,624	4,017,807
Dassault Systemes SE	10,902	467,398
Edenred	7,547	491,602
Eiffage S.A.	10,270	1,071,401
Elis S.A.(a)	26,346	545,808
ENGIE S.A.	341,666	5,617,413
EssilorLuxottica S.A.(a)	13,827	2,788,915
Eurazeo SE(a)	5,201	318,257
Forvia(a)(b)	48,825	1,228,447
Gecina S.A.	5,786	627,410
Hermes International	372	827,065
Kering S.A.	3,262	1,883,139
Klepierre S.A.	27,841	741,311
Legrand S.A.	13,200	1,326,131
L’Oreal S.A.	7,178	3,349,252
LVMH Moet Hennessy Louis Vuitton SE	6,319	5,908,730
Nexans S.A.	2,892	257,318
Orange S.A.	407,429	4,619,689
Orpea S.A.(a)(b)	124,705	242,332
Pernod Ricard S.A.	9,339	2,065,523
Publicis Groupe S.A.	21,121	1,709,730
Renault S.A.	76,248	3,354,706
Rexel S.A.	33,015	797,904
Rubis S.C.A.	10,556	260,936
Safran S.A.	15,284	2,543,886
Schneider Electric SE	27,149	4,850,369
SCOR SE	28,116	842,252
SEB S.A.(a)	3,667	411,987
Societe Generale S.A.	190,938	5,202,974
Sodexo S.A.	9,885	1,017,286
SPIE S.A.	14,609	439,403
Technip Energies N.V.	22,516	514,623
Teleperformance	2,657	385,959
Thales S.A.	6,130	918,837
TotalEnergies SE	338,367	20,615,676
Ubisoft Entertainment S.A.(b)	15,263	514,944
Unibail-Rodamco-Westfield(b)	12,547	713,266
Valeo(a)	62,364	1,413,008
Veolia Environnement S.A.	86,469	2,821,960
Vinci S.A.	44,192	5,202,742
Vivendi SE(a)	88,895	796,048
Wendel SE	2,615	258,909
Worldline S.A.(b)(c)	16,316	648,152
		144,837,144
Germany-9.56%
adidas AG	14,975	3,037,969
Allianz SE	57,005	13,663,790
Aroundtown S.A.(a)(b)	194,455	302,514
Aurubis AG	6,448	608,125
BASF SE	168,800	9,076,615
Bayer AG	108,322	6,346,538
Bayerische Motoren Werke AG(a)	62,790	7,674,747
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	11,841	$1,334,252
Beiersdorf AG	3,438	446,529
Brenntag SE	13,910	1,080,915
Commerzbank AG	151,490	1,816,402
Continental AG	25,400	2,033,708
Covestro AG(a)(b)(c)	39,147	2,107,579
Daimler Truck Holding AG	63,969	2,408,568
Deutsche Bank AG	415,901	4,622,205
Deutsche Boerse AG	7,494	1,440,157
Deutsche Lufthansa AG(b)	96,705	978,578
Deutsche Telekom AG	449,058	9,823,960
DHL Group	127,774	6,581,790
E.ON SE	292,515	3,710,509
Evonik Industries AG(a)	37,652	780,864
Freenet AG	18,410	457,110
Fresenius Medical Care AG & Co. KGaA	42,200	2,197,036
Fresenius SE & Co. KGaA	82,719	2,601,991
Fuchs Petrolub SE, Preference Shares	5,756	238,620
FUCHS SE	2,757	91,192
GEA Group AG	11,266	479,339
Hannover Rueck SE	6,320	1,352,861
Heidelberg Materials AG	28,297	2,299,358
Henkel AG & Co. KGaA	11,063	775,031
Henkel AG & Co. KGaA, Preference Shares(a)	18,776	1,452,831
HUGO BOSS AG	4,180	338,737
Infineon Technologies AG	46,307	2,042,233
K+S AG	26,732	510,627
KION Group AG	15,156	636,995
Knorr-Bremse AG	6,364	448,644
Lanxess AG	14,620	493,573
LEG Immobilien SE(b)	9,379	665,536
Mercedes-Benz Group AG(a)	140,806	11,277,055
Merck KGaA	5,005	881,819
MTU Aero Engines AG	2,197	514,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	16,973	6,411,279
ProSiebenSat.1 Media SE(a)	46,891	467,986
Puma SE	5,152	349,000
Rheinmetall AG	2,360	669,760
RWE AG	59,260	2,556,644
Salzgitter AG	6,885	239,118
SAP SE	54,887	7,528,155
Siemens AG	55,582	9,497,483
Siemens Energy AG(b)	83,503	1,416,901
Siemens Healthineers AG(c)	12,519	729,066
Symrise AG	5,154	564,732
TAG Immobilien AG(b)	36,603	412,647
Talanx AG	7,464	458,380
Telefonica Deutschland Holding AG	176,268	476,338
thyssenkrupp AG	199,893	1,593,436
TUI AG(b)	66,113	535,905
United Internet AG	19,280	289,523
Volkswagen AG(a)	9,361	1,501,187
Volkswagen AG, Preference Shares	65,147	8,659,571
Vonovia SE	101,863	2,385,446
Zalando SE(b)(c)	12,083	418,315
		156,792,029
Hong Kong-1.45%
AIA Group Ltd.	704,546	6,992,430
CK Asset Holdings Ltd.	129,643	748,065
CK Hutchison Holdings Ltd.	164,152	1,012,439

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CLP Holdings Ltd.	97,837	$795,999
Hang Lung Properties Ltd.	158,000	245,143
Hang Seng Bank Ltd.	41,267	628,104
Henderson Land Development Co. Ltd.	104,666	322,103
Hong Kong & China Gas Co. Ltd. (The)	560,491	479,372
Hong Kong Exchanges & Clearing Ltd.	25,705	1,073,857
Hongkong Land Holdings Ltd.	73,972	263,340
Jardine Matheson Holdings Ltd.	10,700	528,366
Link REIT	218,211	1,221,346
MTR Corp. Ltd.	101,842	468,160
New World Development Co. Ltd.	266,333	655,015
Orient Overseas International Ltd.(a)	24,500	408,087
Power Assets Holdings Ltd.	61,443	321,448
Prudential PLC	257,747	3,589,897
Sun Hung Kai Properties Ltd.	124,686	1,559,634
Swire Pacific Ltd., Class A	63,000	524,684
Swire Pacific Ltd., Class B	135,000	180,376
Techtronic Industries Co. Ltd.	51,951	586,545
WH Group Ltd.	737,422	399,031
Wharf Real Estate Investment Co. Ltd.	130,705	699,723
		23,703,164
Ireland-0.57%
AIB Group PLC	122,987	580,094
Bank of Ireland Group PLC	93,035	984,318
CRH PLC	69,851	4,179,132
Flutter Entertainment PLC(b)	5,288	1,055,270
Kerry Group PLC, Class A	7,684	765,530
Kingspan Group PLC	6,498	523,000
Smurfit Kappa Group PLC(a)	29,633	1,182,709
		9,270,053
Israel-0.26%
Bank Hapoalim BM	93,099	830,449
Bank Leumi Le-Israel BM	104,889	840,853
Bezeq The Israeli Telecommunication Corp. Ltd.	203,085	269,956
ICL Group Ltd.	73,477	489,359
Israel Discount Bank Ltd., Class A	109,959	584,963
Mizrahi Tefahot Bank Ltd.	13,334	483,331
Teva Pharmaceutical Industries Ltd.(a)(b)	100,217	841,148
		4,340,059
Italy-3.17%
A2A S.p.A.	330,758	632,898
Assicurazioni Generali S.p.A.	170,903	3,651,759
Azimut Holding S.p.A.	11,972	283,530
Banco BPM S.p.A.	273,274	1,370,306
BPER Banca	178,776	620,304
Coca-Cola HBC AG(b)	18,830	555,297
Enel S.p.A.	1,526,119	10,553,418
Eni S.p.A.	438,275	6,709,034
Ferrari N.V.	1,873	601,764
FinecoBank Banca Fineco S.p.A.(a)	20,214	314,581
Hera S.p.A.	151,368	471,300
Intesa Sanpaolo S.p.A.	2,860,751	8,292,192
Italgas S.p.A.(a)	61,564	363,823
Iveco Group N.V.(b)	70,080	666,503
Leonardo S.p.A.	75,358	1,023,205
Mediobanca Banca di Credito Finanziario S.p.A.	90,314	1,206,859
Moncler S.p.A.	5,054	366,211
Nexi S.p.A.(b)(c)	47,964	416,399
	Shares	Value
Italy-(continued)
Pirelli & C. S.p.A.(a)(c)	70,482	$376,893
Poste Italiane S.p.A.(c)	70,337	806,134
Prysmian S.p.A.	20,946	837,159
Saras S.p.A.	172,538	247,206
Snam S.p.A.	219,610	1,157,872
Telecom Italia S.p.A.(a)(b)	3,801,808	1,099,480
Telecom Italia S.p.A., RSP(b)	2,126,845	598,198
Terna Rete Elettrica Nazionale S.p.A.	101,797	862,873
UniCredit S.p.A.	300,114	7,610,493
Unipol Gruppo S.p.A.	59,535	332,534
		52,028,225
Japan-20.81%
Advantest Corp.	6,381	876,893
Aeon Co. Ltd.	55,927	1,211,594
AGC, Inc.	33,310	1,204,111
Aisin Corp.	20,925	679,680
Ajinomoto Co., Inc.	28,907	1,126,535
Alps Alpine Co. Ltd.	49,366	436,226
Amada Co. Ltd.	33,795	332,408
ANA Holdings, Inc.(a)(b)	16,099	385,932
Aozora Bank Ltd.(a)	23,214	477,335
Asahi Group Holdings Ltd.	42,266	1,664,402
Asahi Kasei Corp.	141,860	966,901
Astellas Pharma, Inc.	147,343	2,157,567
Bandai Namco Holdings, Inc.	37,737	853,651
Bank of Kyoto Ltd. (The)	7,471	440,699
Bridgestone Corp.	53,058	2,200,667
Brother Industries Ltd.	23,679	368,901
Canon, Inc.	122,616	3,169,824
Casio Computer Co. Ltd.	27,866	238,101
Central Japan Railway Co.	21,416	2,733,524
Chiba Bank Ltd. (The)	69,191	486,353
Chubu Electric Power Co., Inc.	72,201	905,816
Chugai Pharmaceutical Co. Ltd.	26,297	783,098
Chugoku Electric Power Co., Inc. (The)(a)(b)	65,634	455,853
Concordia Financial Group Ltd.	174,209	796,373
Cosmo Energy Holdings Co. Ltd.	13,059	404,509
CyberAgent, Inc.	30,484	192,649
Dai Nippon Printing Co. Ltd.	17,488	497,143
Daifuku Co. Ltd.	17,972	383,904
Dai-ichi Life Holdings, Inc.	145,908	2,983,782
Daiichi Sankyo Co. Ltd.	43,792	1,339,835
Daikin Industries Ltd.	13,087	2,642,638
Daito Trust Construction Co. Ltd.	7,226	777,629
Daiwa House Industry Co. Ltd.	51,807	1,408,211
Daiwa House REIT Investment Corp.	164	323,198
Daiwa Securities Group, Inc.	146,410	793,569
Denka Co. Ltd.	14,120	278,812
Denso Corp.	44,801	3,115,700
Dentsu Group, Inc.(a)	23,831	797,050
Disco Corp.	3,377	633,187
Dowa Holdings Co. Ltd.	8,484	273,962
East Japan Railway Co.	49,838	2,824,785
Ebara Corp.	10,617	500,960
Eisai Co. Ltd.	16,680	1,053,770
Electric Power Development Co. Ltd.	22,792	360,937
ENEOS Holdings, Inc.	505,738	1,834,582
FANUC Corp.	55,555	1,700,121
Fast Retailing Co. Ltd.	4,939	1,236,140
Fuji Electric Co. Ltd.	15,615	705,357
FUJIFILM Holdings Corp.	35,258	2,046,542
Fujikura Ltd.	50,292	420,162

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Fujitsu Ltd.	18,453	$2,387,798
Fukuoka Financial Group, Inc.	24,585	591,784
GLP J-Reit(b)	259	255,391
Hakuhodo DY Holdings, Inc.	30,023	345,070
Hankyu Hanshin Holdings, Inc.	15,263	507,155
Haseko Corp.	26,057	339,376
Hikari Tsushin, Inc.	1,983	294,072
Hino Motors Ltd.(a)(b)	89,098	356,818
Hirose Electric Co. Ltd.	2,291	290,084
Hitachi Construction Machinery Co. Ltd.	18,321	548,934
Hitachi Ltd.	76,546	5,009,324
Honda Motor Co. Ltd.	167,230	5,311,859
Hoya Corp.	10,583	1,231,257
Hulic Co. Ltd.	46,969	399,838
Ibiden Co. Ltd.	8,602	522,247
Idemitsu Kosan Co. Ltd.	30,866	651,731
IHI Corp.	25,797	634,031
Inpex Corp.	174,624	2,252,242
Isetan Mitsukoshi Holdings Ltd.	49,261	534,285
Isuzu Motors Ltd.	79,544	1,031,250
ITOCHU Corp.(a)	98,897	4,002,377
J. Front Retailing Co. Ltd.	42,521	413,897
Japan Airlines Co. Ltd.(a)	16,676	361,032
Japan Exchange Group, Inc.	39,262	684,073
Japan Metropolitan Fund Investment Corp.	602	413,112
Japan Post Bank Co. Ltd.	78,125	650,492
Japan Post Holdings Co. Ltd.	258,869	1,893,052
Japan Post Insurance Co. Ltd.	30,785	498,025
Japan Real Estate Investment Corp.	112	450,901
Japan Tobacco, Inc.	153,030	3,395,999
JFE Holdings, Inc.	143,183	2,314,832
JGC Holdings Corp.	24,911	349,084
JSR Corp.(a)	17,357	497,450
Kajima Corp.	46,037	727,753
Kansai Electric Power Co., Inc. (The)	83,156	1,094,466
Kao Corp.	46,592	1,771,467
Kawasaki Heavy Industries Ltd.	33,749	860,352
Kawasaki Kisen Kaisha Ltd.(a)	24,269	731,418
KDDI Corp.	144,302	4,252,481
Keio Corp.	8,630	286,938
Keyence Corp.	3,298	1,480,015
Kikkoman Corp.	8,522	490,879
Kintetsu Group Holdings Co. Ltd.	16,618	558,027
Kirin Holdings Co. Ltd.	78,578	1,162,797
Kobe Steel Ltd.	94,428	1,031,477
Koito Manufacturing Co. Ltd.	24,433	448,919
Komatsu Ltd.	96,725	2,698,606
Konami Group Corp.	5,888	330,247
Konica Minolta, Inc.	97,847	362,381
Kubota Corp.	89,904	1,356,976
Kuraray Co. Ltd.	34,191	344,004
Kurita Water Industries Ltd.	6,854	275,405
Kyocera Corp.	36,113	1,942,904
Kyowa Kirin Co. Ltd.	14,204	271,524
Kyushu Electric Power Co., Inc.(b)	68,661	466,970
Kyushu Railway Co.	21,585	473,539
Lawson, Inc.	6,891	345,957
Lion Corp.	25,909	247,912
Lixil Corp.	38,038	486,585
Makita Corp.	25,671	720,371
Marubeni Corp.	187,135	3,310,556
Marui Group Co. Ltd.	19,301	345,728
	Shares	Value
Japan-(continued)
MatsukiyoCocokara & Co.	8,434	$493,586
Mazda Motor Corp.	134,841	1,333,890
Mebuki Financial Group, Inc.	185,522	492,793
MEIJI Holdings Co. Ltd.	31,203	722,096
MINEBEA MITSUMI, Inc.	44,018	814,184
MISUMI Group, Inc.	13,760	251,269
Mitsubishi Chemical Group Corp.	146,848	878,008
Mitsubishi Corp.	116,672	5,965,809
Mitsubishi Electric Corp.	139,268	2,010,407
Mitsubishi Estate Co. Ltd.	145,633	1,780,437
Mitsubishi Gas Chemical Co., Inc.	23,583	353,297
Mitsubishi HC Capital, Inc.	77,520	512,817
Mitsubishi Heavy Industries Ltd.	60,537	2,867,923
Mitsubishi Materials Corp.	19,101	341,608
Mitsubishi Motors Corp.	120,840	486,150
Mitsubishi UFJ Financial Group, Inc.	1,641,518	13,240,285
Mitsui & Co. Ltd.	129,744	5,059,906
Mitsui Chemicals, Inc.	21,970	630,895
Mitsui Fudosan Co. Ltd.	101,500	2,084,936
Mitsui Mining & Smelting Co. Ltd.	13,431	317,436
Mitsui OSK Lines Ltd.(a)	47,703	1,233,872
Mizuho Financial Group, Inc.	398,317	6,739,542
MS&AD Insurance Group Holdings, Inc.	39,907	1,486,401
Murata Manufacturing Co. Ltd.	40,252	2,358,516
Nabtesco Corp.	11,597	245,685
NEC Corp.	32,155	1,625,629
NGK Insulators Ltd.	33,485	410,549
NH Foods Ltd.	13,955	403,092
Nichirei Corp.	15,141	346,235
Nidec Corp.	24,469	1,455,775
Nikon Corp.	52,705	695,908
Nintendo Co. Ltd.	67,268	3,053,763
Nippon Building Fund, Inc.	133	557,911
Nippon Electric Glass Co. Ltd.(a)	18,223	331,100
Nippon Express Holdings, Inc.	8,893	521,700
Nippon Paint Holdings Co. Ltd.	41,399	379,374
Nippon Sanso Holdings Corp.	15,542	375,423
Nippon Steel Corp.	167,045	3,816,357
Nippon Telegraph & Telephone Corp.	4,021,425	4,610,713
Nippon Yusen K.K.(a)	79,209	1,922,245
Nishi-Nippon Financial Holdings, Inc.	32,306	343,797
Nissan Chemical Corp.	7,236	324,978
Nissan Motor Co. Ltd.	500,083	2,192,791
Nisshin Seifun Group, Inc.	36,833	457,302
Nissin Foods Holdings Co. Ltd.	3,918	330,912
Niterra Co. Ltd.	27,754	586,413
Nitori Holdings Co. Ltd.	4,448	546,452
Nitto Denko Corp.	16,669	1,184,944
Nomura Holdings, Inc.	314,887	1,299,840
Nomura Real Estate Holdings, Inc.	20,339	504,324
Nomura Real Estate Master Fund, Inc.	399	475,160
Nomura Research Institute Ltd.	22,372	634,724
NSK Ltd.	65,543	423,898
NTT Data Group Corp.	61,774	858,914
Obayashi Corp.	72,457	670,360
Odakyu Electric Railway Co. Ltd.	30,508	445,982
Olympus Corp.	45,297	738,531
Omron Corp.	13,234	709,949
Ono Pharmaceutical Co. Ltd.	26,492	485,071
Oriental Land Co. Ltd.	10,500	402,766
ORIX Corp.	119,656	2,299,976
ORIX JREIT, Inc.	214	272,470

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Osaka Gas Co. Ltd.	32,340	$509,410
Otsuka Corp.	9,907	412,582
Otsuka Holdings Co. Ltd.	31,249	1,149,184
Pan Pacific International Holdings Corp.	25,126	496,755
Panasonic Holdings Corp.	219,801	2,722,760
Persol Holdings Co. Ltd.	17,775	351,296
Rakuten Group, Inc.	95,745	374,071
Recruit Holdings Co. Ltd.	61,303	2,128,433
Renesas Electronics Corp.(b)	66,207	1,284,019
Resona Holdings, Inc.	302,616	1,649,394
Resonac Holdings Corp.(a)	45,171	739,020
Ricoh Co. Ltd.	52,887	470,318
Rohm Co. Ltd.	7,724	723,038
Ryohin Keikaku Co. Ltd.	30,717	398,772
Santen Pharmaceutical Co. Ltd.	43,952	384,209
SBI Holdings, Inc.	38,857	820,324
Secom Co. Ltd.	18,024	1,209,338
Seibu Holdings, Inc.	26,846	298,635
Seiko Epson Corp.	45,510	747,129
Sekisui Chemical Co. Ltd.	29,827	453,241
Sekisui House Ltd.(a)	72,835	1,486,125
Seven & i Holdings Co. Ltd.	58,292	2,417,756
SG Holdings Co. Ltd.	35,178	513,631
Sharp Corp.(a)(b)	55,879	332,332
Shimadzu Corp.	14,047	426,215
Shimano, Inc.(a)	3,640	552,097
Shimizu Corp.	53,446	368,495
Shin-Etsu Chemical Co. Ltd.	116,336	3,831,195
Shionogi & Co. Ltd.	18,652	778,742
Shiseido Co. Ltd.	18,929	830,009
Shizuoka Financial Group, Inc.	54,334	453,739
SMC Corp.	2,365	1,234,268
SoftBank Corp.	240,004	2,665,585
SoftBank Group Corp.	145,696	7,426,312
Sojitz Corp.	31,904	757,855
Sompo Holdings, Inc.	31,470	1,393,425
Sony Group Corp.	95,141	8,916,121
Stanley Electric Co. Ltd.	13,320	245,953
Subaru Corp.	97,545	1,844,416
SUMCO Corp.	36,182	527,145
Sumitomo Chemical Co. Ltd.	227,294	700,855
Sumitomo Corp.	103,938	2,229,019
Sumitomo Electric Industries Ltd.	64,396	824,892
Sumitomo Forestry Co. Ltd.	26,650	643,179
Sumitomo Heavy Industries Ltd.	13,259	325,969
Sumitomo Metal Mining Co. Ltd.	29,434	1,018,009
Sumitomo Mitsui Financial Group, Inc.	208,086	9,803,827
Sumitomo Mitsui Trust Holdings, Inc.	44,544	1,732,789
Sumitomo Realty & Development Co. Ltd.	40,094	1,074,027
Suntory Beverage & Food Ltd.	13,930	496,197
Suzuki Motor Corp.	59,921	2,402,660
Sysmex Corp.	7,080	479,624
T&D Holdings, Inc.	82,685	1,344,912
Taisei Corp.	20,028	759,226
Taiyo Yuden Co. Ltd.	11,062	329,649
Takashimaya Co. Ltd.(a)	25,607	372,354
Takeda Pharmaceutical Co. Ltd.	185,345	5,662,885
TDK Corp.	42,542	1,627,962
Terumo Corp.	31,417	1,028,438
THK Co. Ltd.	13,774	275,810
TIS, Inc.	14,609	370,469
Tobu Railway Co. Ltd.	15,862	419,883
	Shares	Value
Japan-(continued)
Tohoku Electric Power Co., Inc.(b)	70,851	$471,991
Tokio Marine Holdings, Inc.	169,352	3,884,559
Tokyo Electric Power Co. Holdings, Inc.(b)	703,351	2,796,969
Tokyo Electron Ltd.	23,509	3,515,264
Tokyo Gas Co. Ltd.	39,211	890,030
Tokyo Tatemono Co. Ltd.	29,923	399,626
Tokyu Corp.	42,406	538,581
Tokyu Fudosan Holdings Corp.	109,884	652,978
Toppan, Inc.	19,980	469,969
Toray Industries, Inc.	155,770	871,821
Toshiba Corp.	53,855	1,739,447
Tosoh Corp.	34,321	448,458
TOTO Ltd.	14,044	432,055
Toyo Suisan Kaisha Ltd.	7,484	310,200
Toyota Industries Corp.	12,717	918,331
Toyota Motor Corp.	826,895	13,886,342
Toyota Tsusho Corp.	20,389	1,190,363
Trend Micro, Inc.	7,502	354,296
Tsuruha Holdings, Inc.	5,187	398,480
Unicharm Corp.	13,536	501,789
West Japan Railway Co.	32,020	1,316,813
Yakult Honsha Co. Ltd.	5,101	283,592
Yamada Holdings Co. Ltd.	137,086	414,500
Yamaha Corp.	10,358	400,964
Yamaha Motor Co. Ltd.	47,675	1,395,890
Yamato Holdings Co. Ltd.	36,136	677,041
Yaskawa Electric Corp.	11,314	491,404
Yokogawa Electric Corp.	23,483	440,719
Z Holdings Corp.	253,033	704,888
		341,217,519
Jordan-0.02%
Hikma Pharmaceuticals PLC	13,359	359,065
Luxembourg-0.25%
Aperam S.A.	8,331	263,803
ArcelorMittal S.A.	110,320	3,198,959
Eurofins Scientific SE(a)	5,502	379,625
SES S.A., FDR	40,621	263,794
		4,106,181
Macau-0.06%
Galaxy Entertainment Group Ltd.(b)	78,712	571,262
Sands China Ltd.(b)	129,900	495,534
		1,066,796
Netherlands-4.65%
Aalberts N.V.	7,229	327,023
ABN AMRO Bank N.V., CVA(c)	80,258	1,368,033
Adyen N.V.(b)(c)	259	482,541
Aegon N.V.(a)	453,784	2,473,582
Akzo Nobel N.V.	21,369	1,832,058
ASM International N.V.(a)	864	412,239
ASML Holding N.V.	5,340	3,839,907
ASR Nederland N.V.	26,483	1,205,621
Euronext N.V.(c)	4,123	314,798
EXOR N.V.	6,939	649,842
Ferrovial SE(a)	25,193	837,186
Heineken Holding N.V.	6,829	561,311
Heineken N.V.(a)	14,523	1,427,341
IMCD N.V.(a)	1,797	273,318
ING Groep N.V.	555,482	8,133,299
Koninklijke Ahold Delhaize N.V.	143,513	4,966,061
Koninklijke KPN N.V.	349,396	1,268,167

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Netherlands-(continued)
Koninklijke Philips N.V.(a)(b)	167,269	$3,487,063
NN Group N.V.	63,080	2,425,866
Randstad N.V.(a)	20,216	1,187,567
SBM Offshore N.V.	20,567	299,552
Shell PLC	1,212,816	36,920,720
Universal Music Group N.V.	18,577	477,847
Wolters Kluwer N.V.	8,620	1,085,356
		76,256,298
New Zealand-0.04%
Auckland International Airport Ltd.(b)	54,491	284,865
Spark New Zealand Ltd.	102,152	329,315
		614,180
Norway-0.59%
Aker BP ASA	18,468	517,173
DNB Bank ASA	81,026	1,674,743
Equinor ASA	103,907	3,167,590
Mowi ASA	47,104	829,960
Norsk Hydro ASA	148,481	974,560
Orkla ASA	85,605	677,630
Schibsted ASA, Class A	5,872	126,013
Schibsted ASA, Class B	7,593	149,286
Storebrand ASA	57,152	500,762
Telenor ASA(a)	97,643	1,047,226
		9,664,943
Poland-0.23%
Bank Polska Kasa Opieki S.A.	24,166	715,676
KGHM Polska Miedz S.A.(a)	16,935	525,907
ORLEN S.A.	58,839	1,053,021
Powszechna Kasa Oszczednosci Bank Polski S.A.	95,132	968,324
Powszechny Zaklad Ubezpieczen S.A.	51,187	519,353
		3,782,281
Portugal-0.25%
Banco Comercial Portugues S.A., Class R(b)	1,287,807	352,554
EDP - Energias de Portugal S.A.	372,311	1,744,591
Galp Energia SGPS S.A.	87,023	1,160,962
Jeronimo Martins SGPS S.A.	28,610	781,029
		4,039,136
Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0
		-
Singapore-0.86%
CapitaLand Ascendas REIT	233,393	493,926
CapitaLand Integrated Commercial Trust	351,985	540,781
CapitaLand Investment Ltd.	145,576	372,766
DBS Group Holdings Ltd.	117,793	3,039,304
Genting Singapore Ltd.	405,019	286,728
Jardine Cycle & Carriage Ltd.	19,147	494,321
Keppel Corp. Ltd.	96,979	539,016
Oversea-Chinese Banking Corp. Ltd.	156,492	1,567,513
Singapore Airlines Ltd.	125,356	710,898
Singapore Technologies Engineering Ltd.	131,362	369,017
Singapore Telecommunications Ltd.	914,410	1,831,850
STMicroelectronics N.V.	19,789	1,060,919
United Overseas Bank Ltd.	111,519	2,528,033
Venture Corp. Ltd.	24,560	277,081
		14,112,153
	Shares	Value
South Africa-0.26%
Anglo American PLC	138,899	$4,278,424
South Korea-4.79%
CJ CheilJedang Corp.	1,578	346,636
CJ CheilJedang Corp., Preference Shares(b)	241	24,768
Delivery Hero SE(b)(c)	7,748	352,509
Doosan Enerbility Co. Ltd.(b)	57,929	794,868
E-MART, Inc.	3,360	199,547
GS Engineering & Construction Corp.	28,546	327,193
Hana Financial Group, Inc.	45,364	1,398,663
Hanwha Galleria Corp.(b)	12,755	13,169
Hanwha Solutions Corp.(b)	12,558	372,903
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,808	465,090
HMM Co. Ltd.	32,434	445,040
Hyosung TNC Corp.	817	217,606
Hyundai Engineering & Construction Co. Ltd.	21,592	633,539
Hyundai Glovis Co. Ltd.	2,370	324,082
Hyundai Marine & Fire Insurance Co. Ltd.	13,051	293,344
Hyundai Mobis Co. Ltd.	6,130	1,120,535
Hyundai Motor Co.	18,218	2,801,340
Hyundai Motor Co., First Pfd.	2,885	242,633
Hyundai Motor Co., Second Pfd.	4,492	382,013
Hyundai Steel Co.	13,191	374,106
Industrial Bank of Korea	38,595	314,598
JB Financial Group Co. Ltd.	38,424	258,039
Kakao Corp.	7,559	304,222
KB Financial Group, Inc.	60,567	2,423,345
Kia Corp.	38,886	2,522,945
Korea Electric Power Corp.(b)	54,719	824,659
Korea Gas Corp.(b)	15,952	310,367
Korea Investment Holdings Co. Ltd.	6,805	260,796
Korea Zinc Co. Ltd.	958	371,280
Korean Air Lines Co. Ltd.	27,028	521,625
KT&G Corp.	12,322	798,492
Kumho Petrochemical Co. Ltd.	2,341	220,574
LG Chem Ltd.	3,624	1,842,350
LG Chem Ltd., Preference Shares	563	173,363
LG Corp.	5,778	378,506
LG Display Co. Ltd.(b)	44,823	474,375
LG Electronics, Inc.	17,281	1,469,627
LG Electronics, Inc., Preference Shares	2,868	109,801
LG H&H Co. Ltd.	789	264,929
LG H&H Co. Ltd., Preference Shares	174	24,790
LG Innotek Co. Ltd.	1,569	324,965
LOTTE Chemical Corp.	4,813	568,656
Meritz Financial Group, Inc.(b)	11,304	436,321
NAVER Corp.	6,505	1,158,463
NCSoft Corp.	821	178,093
POSCO Holdings, Inc.	12,669	6,380,966
Posco International Corp.(a)	16,871	1,192,545
Samsung C&T Corp.	7,909	640,960
Samsung Electro-Mechanics Co. Ltd.	5,387	614,498
Samsung Electronics Co. Ltd.	420,036	23,001,226
Samsung Electronics Co. Ltd., Preference Shares	75,861	3,416,170
Samsung Engineering Co. Ltd.(b)	15,512	450,276
Samsung Fire & Marine Insurance Co. Ltd.	2,552	488,517
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	188	25,531
Samsung Heavy Industries Co. Ltd.(b)	73,015	517,260
Samsung Life Insurance Co. Ltd.	7,818	428,115
Samsung SDI Co. Ltd.	1,633	851,955

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung SDI Co. Ltd., Preference Shares	43	$10,761
Shinhan Financial Group Co. Ltd.	55,422	1,523,980
Shinsegae, Inc.	1,902	285,304
SK hynix, Inc.	69,991	6,775,891
SK Innovation Co. Ltd.(b)	12,365	2,095,352
SK Square Co. Ltd.(b)	9,716	338,438
SK, Inc.	4,044	484,779
S-Oil Corp.	7,482	439,652
Woori Financial Group, Inc.	100,690	920,283
		78,547,224
Spain-2.97%
Acciona S.A.(a)	1,981	297,809
Acerinox S.A.	38,186	403,001
ACS Actividades de Construccion y Servicios S.A.(a)	35,966	1,260,612
Aena SME S.A.(c)	3,657	586,257
Amadeus IT Group S.A.(a)	14,402	1,035,624
Banco Bilbao Vizcaya Argentaria S.A.	1,009,740	8,026,820
Banco de Sabadell S.A.	1,180,979	1,457,038
Banco Santander S.A.	2,504,373	10,170,877
Bankinter S.A.(a)	62,172	402,924
CaixaBank S.A.	364,488	1,474,449
Cellnex Telecom S.A.(a)(c)	17,445	714,351
Cia de Distribucion Integral Logista Holdings S.A.	10,552	294,576
Enagas S.A.(a)	33,350	593,285
Endesa S.A.(a)	53,083	1,140,393
Grifols S.A.(a)(b)	33,713	496,224
Grifols S.A., Class B, Preference Shares(b)	26,591	273,243
Iberdrola S.A.(a)	636,281	7,965,899
Industria de Diseno Textil S.A.	61,811	2,372,294
Inmobiliaria Colonial SOCIMI S.A.	38,017	246,045
Mapfre S.A.(a)	188,899	393,840
Merlin Properties SOCIMI S.A.	48,278	450,849
Naturgy Energy Group S.A.(a)	16,928	517,739
Redeia Corp. S.A.	43,293	725,776
Repsol S.A.	248,238	3,804,361
Telefonica S.A.	825,967	3,530,671
		48,634,957
Sweden-2.22%
Alfa Laval AB	15,688	588,104
Assa Abloy AB, Class B	46,320	1,115,295
Atlas Copco AB, Class A	100,984	1,438,716
Atlas Copco AB, Class B	61,264	757,674
Billerud AB	24,991	213,532
Boliden AB(b)	23,264	686,573
Castellum AB(a)	49,530	565,417
Dometic Group AB(c)	41,914	312,655
Electrolux AB, Class B(a)	56,128	694,422
Epiroc AB, Class A	21,923	438,356
Epiroc AB, Class B	13,272	225,842
Essity AB, Class B	55,477	1,377,487
Fastighets AB Balder(a)(b)	61,518	287,699
Getinge AB, Class B	13,783	257,296
H & M Hennes & Mauritz AB, Class B(a)	96,742	1,627,788
Hexagon AB, Class B(a)	69,160	671,031
Holmen AB, Class B(a)	7,805	301,207
Husqvarna AB, Class B(a)	42,390	416,941
Industrivarden AB, Class A(a)	12,143	345,308
Industrivarden AB, Class C(a)	14,375	407,822
Investor AB, Class A(a)	35,170	715,282
	Shares	Value
Sweden-(continued)
Investor AB, Class B(a)	123,813	$2,532,820
Kinnevik AB, Class B(a)(b)	29,521	403,587
Sandvik AB(a)	66,435	1,351,778
Securitas AB, Class B(a)	76,875	655,239
Skandinaviska Enskilda Banken AB, Class A	166,017	2,015,272
Skandinaviska Enskilda Banken AB, Class C	2,308	29,433
Skanska AB, Class B(a)	37,020	591,193
SKF AB, Class B	45,993	878,058
SSAB AB, Class A	32,667	207,614
SSAB AB, Class B	91,203	558,458
Svenska Cellulosa AB S.C.A., Class B(a)	46,424	617,661
Svenska Handelsbanken AB, Class A(a)	193,978	1,705,788
Svenska Handelsbanken AB, Class B(a)	4,580	50,039
Swedbank AB, Class A	125,671	2,307,706
Tele2 AB, Class B	93,824	707,375
Telefonaktiebolaget LM Ericsson, Class A(a)	4,345	23,570
Telefonaktiebolaget LM Ericsson, Class B(a)	349,380	1,758,621
Telia Co. AB(a)	584,437	1,258,702
Trelleborg AB, Class B	16,537	441,144
Volvo AB, Class A(a)	24,028	545,618
Volvo AB, Class B	174,630	3,856,568
Volvo Car AB, Class B(a)(b)	96,823	479,162
		36,419,853
Switzerland-4.70%
ABB Ltd.	90,646	3,645,290
Adecco Group AG(a)(b)	25,113	1,025,842
Alcon, Inc.	17,092	1,459,874
Baloise Holding AG	3,960	615,802
Barry Callebaut AG	223	420,095
Chocoladefabriken Lindt & Spruengli AG	3	366,153
Chocoladefabriken Lindt & Spruengli AG, PC	37	455,004
Cie Financiere Richemont S.A.	19,270	3,118,857
Clariant AG(b)	20,427	335,325
DKSH Holding AG	3,365	272,701
DSM-Firmenich AG	11,703	1,296,767
Dufry AG(a)(b)	8,271	428,792
Galenica AG(c)	3,722	300,989
Geberit AG(a)	1,418	807,108
Georg Fischer AG	5,370	368,283
Givaudan S.A.	366	1,240,900
Helvetia Holding AG	2,974	441,889
Julius Baer Group Ltd.	15,830	1,124,910
Kuehne + Nagel International AG, Class R	3,308	1,039,510
Logitech International S.A., Class R(a)	6,749	478,662
Lonza Group AG	1,786	1,040,880
Nestle S.A.	140,827	17,363,546
Novartis AG	129,762	13,632,607
Partners Group Holding AG(a)	826	931,912
PSP Swiss Property AG	2,967	351,857
Schindler Holding AG	1,119	260,241
Schindler Holding AG, PC	2,342	570,607
SGS S.A.	10,071	981,018
SIG Group AG(b)	15,180	408,022
Sika AG	3,430	1,071,121
Sonova Holding AG, Class A	1,898	530,963
Swatch Group AG (The)	3,334	201,151
Swatch Group AG (The), BR	2,179	699,814
Swiss Life Holding AG	4,191	2,672,648
Swiss Prime Site AG(a)	5,632	548,354
Swisscom AG	2,325	1,503,063

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Switzerland-(continued)
UBS Group AG(b)	347,417	$7,725,053
Zurich Insurance Group AG(a)	14,959	7,261,634
		76,997,244
United Kingdom-10.96%
3i Group PLC	75,457	1,919,405
abrdn PLC(a)	438,754	1,309,129
Admiral Group PLC(a)	27,909	764,505
Ashtead Group PLC	17,955	1,331,126
Associated British Foods PLC	37,474	988,427
AstraZeneca PLC	52,999	7,627,865
Aviva PLC	304,837	1,523,377
B&M European Value Retail S.A.	106,258	756,318
BAE Systems PLC	272,547	3,266,165
Balfour Beatty PLC	84,804	381,241
Barclays PLC	2,657,712	5,298,928
Barratt Developments PLC	198,545	1,166,677
Beazley PLC	33,377	235,551
Bellway PLC	15,094	430,363
Berkeley Group Holdings PLC	11,412	638,134
BP PLC	3,058,876	19,009,448
British American Tobacco PLC	290,143	9,763,990
British Land Co. PLC (The)	115,186	500,930
BT Group PLC(a)	884,280	1,388,066
Bunzl PLC	24,433	907,893
Burberry Group PLC	19,406	555,055
Centrica PLC	1,261,176	2,240,127
CNH Industrial N.V.	83,494	1,206,859
Compass Group PLC	119,804	3,124,536
Croda International PLC	5,526	418,781
DCC PLC	14,501	841,650
Derwent London PLC	11,805	321,397
Diageo PLC	94,553	4,133,284
Direct Line Insurance Group PLC	306,527	593,364
Dowlais Group PLC(b)	171,159	270,763
Drax Group PLC	47,559	370,088
DS Smith PLC	202,668	807,322
easyJet PLC(b)	46,458	270,363
Entain PLC	32,815	585,189
Grafton Group PLC	25,454	286,861
Haleon PLC	579,079	2,505,678
Halma PLC	10,948	314,968
Harbour Energy PLC	82,464	282,763
Hiscox Ltd.	22,832	316,976
Howden Joinery Group PLC	35,473	336,377
HSBC Holdings PLC	2,249,255	18,703,951
IG Group Holdings PLC	42,654	388,556
IMI PLC	16,829	352,728
Imperial Brands PLC	123,049	2,912,315
Inchcape PLC	24,729	260,427
Informa PLC	86,161	840,533
InterContinental Hotels Group PLC	7,242	536,340
Intermediate Capital Group PLC	22,556	407,755
International Consolidated Airlines Group S.A.(a)(b)	171,050	376,559
International Distributions Services PLC(b)	137,653	472,533
Intertek Group PLC	9,950	558,431
Investec PLC	70,144	441,868
ITV PLC	471,171	438,548
J Sainsbury PLC	353,806	1,262,793
JD Sports Fashion PLC	126,736	257,153
Johnson Matthey PLC(a)	28,612	663,014
Just Eat Takeaway.com N.V.(a)(b)(c)	32,309	581,926
	Shares	Value
United Kingdom-(continued)
Kingfisher PLC	372,819	$1,178,593
Land Securities Group PLC	88,287	735,411
Legal & General Group PLC(a)	630,090	1,892,186
Lloyds Banking Group PLC	8,571,147	4,955,462
London Stock Exchange Group PLC	15,644	1,703,261
M&G PLC(a)	293,300	757,013
Man Group PLC	111,638	343,010
Marks & Spencer Group PLC(b)	351,755	933,684
Melrose Industries PLC	171,159	1,167,175
National Grid PLC	382,279	5,073,529
NatWest Group PLC	825,327	2,594,239
Next PLC	8,144	738,523
OSB Group PLC	43,931	207,556
Pearson PLC	71,823	798,986
Pennon Group PLC	37,325	337,610
Persimmon PLC	65,937	983,271
Phoenix Group Holdings PLC	89,071	630,547
Reckitt Benckiser Group PLC	43,574	3,273,045
RELX PLC	78,927	2,660,648
Rentokil Initial PLC	70,837	578,755
Rolls-Royce Holdings PLC(b)	612,849	1,457,583
RS GROUP PLC	24,412	246,441
Sage Group PLC (The)(a)	53,870	649,175
Schroders PLC	77,051	455,339
Segro PLC	94,826	930,920
Severn Trent PLC(a)	20,071	659,554
Smith & Nephew PLC	67,524	1,029,525
Smiths Group PLC	27,708	605,702
Spectris PLC	7,578	342,331
Spirax-Sarco Engineering PLC	2,027	290,144
SSE PLC	135,877	2,946,695
St. James’s Place PLC	61,652	745,651
Standard Chartered PLC	286,858	2,758,548
Subsea 7 S.A.	29,153	392,059
Tate & Lyle PLC	46,186	443,609
Taylor Wimpey PLC	673,417	990,788
Tesco PLC	1,023,347	3,397,059
Travis Perkins PLC(a)	37,599	421,265
Tritax Big Box REIT PLC	167,868	298,279
Unilever PLC	188,790	10,180,220
United Utilities Group PLC	66,231	851,309
Virgin Money UK PLC	187,986	426,663
Vistry Group PLC	32,786	333,044
Vodafone Group PLC	6,567,494	6,289,385
Weir Group PLC (The)	15,219	359,321
Whitbread PLC	14,193	638,967
WPP PLC	145,159	1,590,524
		179,717,973
United States-3.55%
Amcor PLC, CDI(a)	127,839	1,318,870
Bausch Health Cos., Inc.(b)	81,325	792,088
Experian PLC	30,499	1,180,778
Ferguson PLC	13,461	2,165,816
GSK PLC	432,437	7,703,847
Holcim Ltd.(b)	62,600	4,376,259
QIAGEN N.V.(b)	7,556	355,312
Roche Holding AG	42,049	13,126,215
Roche Holding AG, BR(a)	1,805	601,771
Sanofi	105,177	11,258,848
Signify N.V.	20,451	644,204
Stellantis N.V.	457,629	9,407,004
Swiss Re AG	36,729	3,851,492

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Tenaris S.A.	27,994	$466,985
Waste Connections, Inc.	6,748	954,743
		58,204,232
Zambia-0.07%
First Quantum Minerals Ltd.	38,633	1,147,910
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,453,025,376)		1,636,839,574
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.19%
Invesco Private Government Fund, 5.24%(e)(f)(g)	28,522,728	28,522,728
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(e)(f)(g)	73,045,458	$73,045,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,564,795)		101,568,186
TOTAL INVESTMENTS IN SECURITIES-106.01% (Cost $1,554,590,171)		1,738,407,760
OTHER ASSETS LESS LIABILITIES-(6.01)%		(98,615,846)
NET ASSETS-100.00%		$1,639,791,914

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $13,034,882, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$45,632,547	$(45,632,547)	$-	$-	$-	$15,701
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,289,157	203,339,589	(198,106,018)	-	-	28,522,728	1,209,677*
Invesco Private Prime Fund	59,722,272	380,657,851	(367,319,992)	4,409	(19,082)	73,045,458	3,227,651*
Total	$83,011,429	$629,629,987	$(611,058,557)	$4,409	$(19,082)	$101,568,186	$4,453,029

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-6.58%
29Metals Ltd.(a)	111,938	$54,309
Abacus Property Group(b)	115,173	206,441
Adbri Ltd.	177,904	298,503
ALS Ltd.	73,440	580,984
Altium Ltd.	5,879	151,371
Alumina Ltd.	229,757	221,395
Ansell Ltd.	35,250	573,403
ARB Corp. Ltd.	8,558	179,751
Atlas Arteria Ltd.	90,105	381,304
AUB Group Ltd.	7,697	148,752
Bapcor Ltd.	87,742	369,531
Beach Energy Ltd.	651,040	708,506
Bega Cheese Ltd.	88,289	193,354
Boral Ltd.(a)(b)	144,411	424,278
Breville Group Ltd.(a)	17,443	265,287
Brickworks Ltd.	11,813	206,249
BWP Trust	95,266	235,596
carsales.com Ltd.	27,058	453,273
Centuria Capital Group	144,401	165,418
Centuria Industrial REIT	109,506	234,654
Challenger Ltd.	122,187	590,347
Champion Iron Ltd.	82,871	333,939
Charter Hall Group	62,604	482,183
Charter Hall Long Wale REIT	112,655	312,001
Charter Hall Retail REIT	126,755	320,302
Charter Hall Social Infrastructure REIT	74,931	150,972
Cleanaway Waste Management Ltd.	398,705	741,522
Cochlear Ltd.	4,733	762,825
Collins Foods Ltd.	33,453	225,874
Coronado Global Resources, Inc., CDI(c)	288,291	324,422
Corporate Travel Management Ltd.	11,485	161,903
Costa Group Holdings Ltd.	128,183	285,905
Credit Corp. Group Ltd.(a)	11,811	187,829
Cromwell Property Group	312,420	115,788
CSR Ltd.	196,072	755,744
Domino’s Pizza Enterprises Ltd.	7,231	239,245
Downer EDI Ltd.	295,073	872,886
Eagers Automotive Ltd.(a)	33,146	329,671
EBOS Group Ltd.(a)	27,128	650,844
Elders Ltd.(a)	52,037	255,625
EVT Ltd.	16,019	131,800
Flight Centre Travel Group Ltd.(b)	27,052	426,012
G8 Education Ltd.	190,831	141,451
GrainCorp Ltd., Class A	94,515	515,244
Growthpoint Properties Australia Ltd.	66,711	129,016
GUD Holdings Ltd.	29,703	199,553
Harvey Norman Holdings Ltd.(a)	289,217	736,680
Healius Ltd.	223,533	432,302
Helia Group Ltd.	108,884	284,681
IGO Ltd.	52,237	485,759
Iluka Resources Ltd.	56,274	387,545
Ingenia Communities Group	55,254	151,910
Inghams Group Ltd.	111,595	210,555
Insignia Financial Ltd.	187,088	375,686
InvoCare Ltd.	24,285	199,810
IPH Ltd.	25,489	135,688
IRESS Ltd.	45,201	316,161
Link Administration Holdings Ltd.	169,138	174,380
Lottery Corp. Ltd. (The)	209,179	728,739
Lynas Rare Earths Ltd.(b)	40,101	181,858
Magellan Financial Group Ltd.(a)	69,779	438,702
	Shares	Value
Australia-(continued)
McMillan Shakespeare Ltd.	19,527	$260,402
Monadelphous Group Ltd.	28,569	262,202
Myer Holdings Ltd.	226,586	96,955
National Storage REIT	216,793	338,919
NEXTDC Ltd.(b)	41,365	355,391
nib holdings Ltd.	115,083	642,103
Nine Entertainment Co. Holdings Ltd.	384,255	554,111
NRW Holdings Ltd.	126,980	235,305
Nufarm Ltd.	120,835	437,250
OceanaGold Corp.	242,698	508,905
Orora Ltd.	198,884	481,125
Perenti Ltd.(b)	205,642	165,593
Perpetual Ltd.	23,648	392,962
Perseus Mining Ltd.	196,560	229,804
Platinum Asset Management Ltd.	104,357	111,459
Premier Investments Ltd.	14,692	218,993
Qube Holdings Ltd.	367,613	728,285
Ramelius Resources Ltd.(a)	297,068	255,229
REA Group Ltd.(a)	2,822	299,560
Reece Ltd.	29,874	394,560
Region RE Ltd.	277,637	452,747
Regis Resources Ltd.(b)	347,321	392,021
Sandfire Resources Ltd.(a)(b)	81,148	368,554
SEEK Ltd.	42,440	712,095
Seven Group Holdings Ltd.	27,702	489,449
Silver Lake Resources Ltd.(a)(b)	289,828	173,818
SmartGroup Corp. Ltd.	38,474	234,368
St Barbara Ltd.(a)(b)	771,794	124,818
Steadfast Group Ltd.	93,730	368,223
Super Retail Group Ltd.(a)	57,593	477,739
Tabcorp Holdings Ltd.	439,164	312,207
TPG Telecom Ltd.(a)	130,991	443,107
United Malt Grp Ltd.(b)	82,933	269,363
Ventia Services Group Pty. Ltd.	80,815	157,926
Viva Energy Group Ltd.(c)	302,539	642,178
Washington H Soul Pattinson & Co. Ltd.	34,865	774,120
Waypoint REIT Ltd.	188,017	331,942
Webjet Ltd.(a)(b)	37,591	199,606
West African Resources Ltd.(b)	230,506	139,017
Westgold Resources Ltd.(b)	236,092	263,295
Whitehaven Coal Ltd.	161,787	754,420
Yancoal Australia Ltd.(a)	61,295	210,649
		36,196,493
Austria-0.65%
AT&S Austria Technologie & Systemtechnik AG	9,179	347,734
CA Immobilien Anlagen AG	12,210	391,076
EVN AG	13,947	331,380
Immofinanz AG(b)	14,766	296,627
Kontron AG	11,253	245,535
Lenzing AG(b)	6,243	315,596
Mayr Melnhof Karton AG	1,058	161,910
Oesterreichische Post AG(a)	6,897	252,082
Schoeller-Bleckmann Oilfield Equipment AG	1,887	114,428
Telekom Austria AG(b)	20,474	156,210
UNIQA Insurance Group AG	32,045	262,511
Verbund AG	6,103	507,020
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,730	180,310
		3,562,419
Belgium-1.04%
Ackermans & van Haaren N.V.	3,669	640,769
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Belgium-(continued)
Aedifica S.A.	6,887	$474,579
Barco N.V.	10,264	239,685
Bekaert S.A.	10,132	485,047
bpost S.A.(a)	38,262	184,858
Deme Group N.V.(a)	1,165	154,650
D’Ieteren Group	2,645	462,809
Euronav N.V.(a)	27,255	447,445
Fagron	10,803	192,718
Galapagos N.V.(a)(b)	10,537	442,397
KBC Ancora	6,108	286,481
Lotus Bakeries N.V.	26	208,691
Melexis N.V.	2,460	265,532
Montea N.V.	2,058	167,229
Recticel S.A.(a)	11,098	140,960
Shurgard Self Storage Ltd.	3,429	157,237
Warehouses De Pauw C.V.A.(a)	20,931	620,323
Xior Student Housing N.V.(a)(c)	5,329	166,570
		5,737,980
Brazil-0.05%
ERO Copper Corp.(b)	11,415	274,914
Cambodia-0.02%
NagaCorp Ltd.(b)	173,968	109,083
Canada-8.75%
ADENTRA, Inc.	7,090	187,612
Advantage Energy Ltd.(b)	51,362	362,900
Aecon Group, Inc.	60,555	504,683
Africa Oil Corp.	74,850	177,422
Ag Growth International, Inc.	5,233	216,635
Alamos Gold, Inc., Class A	58,935	729,384
Algoma Steel Group, Inc.	99,974	773,208
Altus Group Ltd.	4,165	139,324
Aritzia, Inc.(b)	6,927	132,041
Artis REIT	41,689	220,124
Athabasca Oil Corp.(b)	94,286	243,550
ATS Corp.(b)	7,723	350,872
Aurora Cannabis, Inc.(a)(b)	280,370	159,755
AutoCanada, Inc.(b)	8,799	150,544
Badger Infrastructure Solutions Ltd.	6,979	170,200
Ballard Power Systems, Inc.(b)	31,690	150,956
Baytex Energy Corp.(b)	166,104	671,357
Birchcliff Energy Ltd.	68,644	410,951
BlackBerry Ltd.(b)	80,895	412,388
Boardwalk REIT, Class E	10,054	500,389
Boralex, Inc., Class A	11,477	297,508
Boyd Group Services, Inc.	2,359	434,181
Brookfield Business Corp., Class A	8,542	175,026
Brookfield Infrastructure Corp., Class A	12,788	599,154
Brookfield Reinsurance Ltd., Class A(b)	7,747	271,976
BRP, Inc.	4,574	421,555
Canaccord Genuity Group, Inc.	39,251	247,509
Canfor Corp.(b)	34,890	551,613
Canopy Growth Corp.(a)(b)	125,866	62,156
Cardinal Energy Ltd.(a)	27,229	148,531
Cascades, Inc.	29,899	273,038
Centerra Gold, Inc.	112,799	724,999
CES Energy Solutions Corp.	90,447	193,091
Chartwell Retirement Residences	73,275	557,252
Chemtrade Logistics Income Fund	60,966	408,061
Choice Properties REIT	48,204	509,415
Chorus Aviation, Inc.(b)	78,438	191,290
Cineplex, Inc.(b)	46,344	323,924
	Shares	Value
Canada-(continued)
Cogeco Communications, Inc.	4,624	$234,704
Cogeco, Inc.	3,898	154,528
Colliers International Group, Inc.	3,297	334,422
Converge Technology Solutions Corp.	53,071	128,217
Crew Energy, Inc.(b)	58,351	246,925
Crombie REIT	24,601	260,355
CT REIT(a)	16,026	185,433
Definity Financial Corp.	14,800	373,191
dentalcorp Holdings Ltd.(b)	23,874	138,573
Descartes Systems Group, Inc. (The)(b)	3,937	307,632
Doman Building Materials Group Ltd.	34,863	179,314
Dream Industrial REIT(a)	44,494	479,673
Dream Office REIT(a)	15,578	161,550
Dundee Precious Metals, Inc.	45,890	319,705
Enerflex Ltd.	59,133	480,701
Enerplus Corp.	27,689	464,060
Enghouse Systems Ltd.	5,815	131,917
Ensign Energy Services, Inc.(b)	60,686	115,263
EQB, Inc.	5,396	318,984
Equinox Gold Corp.(b)	138,888	730,184
Exchange Income Corp.	5,816	227,073
Fiera Capital Corp.	30,066	149,388
First Majestic Silver Corp.	28,230	188,736
FirstService Corp.	3,344	524,675
Fortuna Silver Mines, Inc.(b)	109,439	390,779
Freehold Royalties Ltd.(a)	13,775	145,782
GFL Environmental, Inc.(a)	16,972	580,626
goeasy Ltd.	2,035	196,674
Granite REIT	11,900	700,122
H&R REIT	86,317	674,797
Home Capital Group, Inc.	13,800	448,939
Hudbay Minerals, Inc.	128,040	764,592
IAMGOLD Corp.(b)	314,833	861,082
Innergex Renewable Energy, Inc.	32,547	320,216
Interfor Corp.(b)	44,309	794,448
International Petroleum Corp.(b)	28,658	268,672
InterRent REIT	29,886	290,856
Ivanhoe Mines Ltd., Class A(b)	20,382	216,479
Kelt Exploration Ltd.(b)	54,830	265,350
Killam Apartment REIT	31,162	428,514
Laurentian Bank of Canada	21,872	660,190
Lightspeed Commerce, Inc.(b)	32,127	565,533
Logan Energy Corp., Wts. expiring 07/31/2023	15,814	9,131
Lundin Gold, Inc.	13,804	185,417
Maple Leaf Foods, Inc.	25,824	539,925
Martinrea International, Inc.	35,990	403,854
Mullen Group Ltd.	33,819	407,498
New Gold, Inc.(b)	252,530	297,376
NFI Group, Inc.(a)	35,472	291,052
North West Co., Inc. (The)	13,488	328,938
NorthWest Healthcare Properties REIT(a)	70,952	376,794
Nuvei Corp.(b)(c)	6,284	214,694
NuVista Energy Ltd.(b)	47,781	413,467
Obsidian Energy Ltd.(b)	38,640	276,828
Osisko Gold Royalties Ltd.	19,643	291,754
Pan American Silver Corp.	48,831	828,040
Paramount Resources Ltd., Class A	9,946	235,530
Pason Systems, Inc.	16,587	165,839
Peyto Exploration & Development Corp.(a)	61,498	531,698
PrairieSky Royalty Ltd.	28,160	560,740
Precision Drilling Corp.(b)	7,985	531,241
Premium Brands Holdings Corp.	8,849	721,433

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Canada-(continued)
Primaris REIT	21,746	$220,393
Quebecor, Inc., Class B	14,774	362,321
RB Global, Inc.	11,234	726,828
Richelieu Hardware Ltd.	7,404	247,616
Russel Metals, Inc.	28,214	831,898
Secure Energy Services, Inc.	56,369	295,067
ShawCor Ltd.(b)	24,178	369,214
Sienna Senior Living, Inc.(a)	28,608	249,512
Silvercorp Metals, Inc.	46,140	144,774
Slate Grocery REIT, Class U	13,185	133,528
Sleep Country Canada Holdings, Inc.(c)	11,665	255,855
SmartCentres REIT	38,302	724,864
Spartan Delta Corp.	15,446	50,929
Stantec, Inc.	15,777	1,070,379
Stelco Holdings, Inc.	14,733	538,167
Stella-Jones, Inc.	15,924	810,082
Superior Plus Corp.	81,235	609,764
Tamarack Valley Energy Ltd.(a)	77,919	213,704
Taseko Mines Ltd.(b)	90,902	138,813
Topaz Energy Corp.	12,065	196,615
Torex Gold Resources, Inc.(b)	43,039	604,917
TransAlta Corp.(a)	69,360	708,750
TransAlta Renewables, Inc.	29,181	297,519
Transcontinental, Inc., Class A	23,331	232,025
Trican Well Service Ltd.	61,249	192,646
Tricon Residential, Inc.(a)	61,042	571,348
Uni-Select, Inc.(b)	9,501	345,753
Westshore Terminals Investment Corp.	10,052	233,229
Whitecap Resources, Inc.	60,183	481,464
Winpak Ltd.	5,543	170,807
		48,103,458
China-1.05%
BOC Aviation Ltd.(c)	62,000	518,343
Budweiser Brewing Co. APAC Ltd.(c)	181,659	440,247
CapitaLand China Trust	331,016	259,268
China Travel International Investment Hong Kong Ltd.(a)(b)	677,295	149,377
Chow Tai Fook Jewellery Group Ltd.	347,617	603,528
ESR Group Ltd.(a)(c)	198,705	346,518
Huabao International Holdings Ltd.	289,844	124,505
MMG Ltd.(b)	2,050,941	749,507
Nexteer Automotive Group Ltd.	492,547	362,525
Powerlong Real Estate Holdings Ltd.(b)	1,614,292	227,695
Shangri-La Asia Ltd.(b)	150,301	124,886
SITC International Holdings Co. Ltd.	400,594	873,235
Want Want China Holdings Ltd.	616,836	429,484
Wharf Holdings Ltd. (The)	235,008	550,252
		5,759,370
Colombia-0.17%
Aris Mining Corp.	52,252	131,796
Parex Resources, Inc.	37,412	830,241
		962,037
Denmark-1.58%
Alm Brand A/S(a)	209,922	335,724
Ambu A/S, Class B(a)(b)	9,248	136,887
Bavarian Nordic A/S(a)(b)	6,414	137,972
D/S Norden A/S	6,279	315,655
Demant A/S(b)	12,618	504,585
Dfds A/S	9,593	344,873
FLSmidth & Co. A/S(a)	17,738	842,380
	Shares	Value
Denmark-(continued)
GN Store Nord A/S(b)	26,465	$709,265
H Lundbeck A/S	80,775	402,244
H Lundbeck A/S, Class A	20,662	92,866
NKT A/S(a)(b)	8,880	509,470
Per Aarsleff Holding A/S	4,173	198,794
Ringkjoebing Landbobank A/S	2,538	361,965
Rockwool A/S, Class B(a)	1,499	404,617
Royal Unibrew A/S	8,797	763,440
Scandinavian Tobacco Group A/S(c)	13,922	242,630
Schouw & Co. A/S	1,899	151,149
SimCorp A/S	6,481	697,547
Spar Nord Bank A/S	12,854	205,001
Sydbank A/S	14,790	711,569
Topdanmark A/S	13,521	614,909
		8,683,542
Egypt-0.14%
Centamin PLC	634,514	786,599
Faroe Islands-0.08%
Bakkafrost P/F	7,661	447,930
Finland-0.86%
Cargotec OYJ, Class B	16,001	766,012
Caverion OYJ	24,967	235,635
Citycon OYJ(a)(b)	29,435	183,201
Kemira OYJ	13,159	206,891
Kojamo OYJ(a)	58,425	572,019
Metsa Board OYJ(a)	49,811	402,832
Metso OYJ	73,615	838,021
TietoEVRY OYJ(a)	26,687	682,632
Tokmanni Group Corp.(a)	19,481	301,562
Uponor OYJ	12,597	399,998
YIT OYJ(a)	52,302	126,403
		4,715,206
France-3.39%
Adevinta ASA, Class B(b)	60,144	445,588
Aeroports de Paris(a)	5,598	775,213
ALD S.A.(c)	46,764	498,324
Alten S.A.	3,977	574,415
Beneteau S.A.	8,434	138,182
BioMerieux	5,151	554,067
Carmila S.A.(a)(b)	9,882	160,598
Casino Guichard Perrachon S.A.(a)(b)	40,554	105,969
CGG S.A.(a)(b)	898,184	633,590
Cie Plastic Omnium S.A.	22,306	435,797
Coface S.A.	32,735	480,746
Dassault Aviation S.A.	4,046	788,245
Derichebourg S.A.	59,776	369,404
Elior Group S.A.(a)(b)(c)	175,269	448,324
Eramet S.A.(a)	3,291	277,580
Esso S.A. Francaise(a)	2,489	139,819
Euroapi S.A.(b)	11,402	133,381
Eutelsat Communications S.A.(a)	102,197	690,149
Fnac Darty S.A.(a)	5,326	186,148
Gaztransport Et Technigaz S.A.	3,700	452,410
Getlink SE	39,618	698,675
ICADE	12,774	522,234
Imerys S.A.(a)	15,712	547,069
Ipsen S.A.	5,297	669,288
Ipsos	10,016	502,022
JCDecaux SE(b)	22,632	425,448
La Francaise des Jeux SAEM(c)	13,461	515,295

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
France-(continued)
Mercialys S.A.(a)	45,145	$391,975
Metropole Television S.A.	34,304	486,012
Neoen S.A.(c)	4,696	154,810
Nexity S.A.(a)	23,184	393,903
Remy Cointreau S.A.	2,159	371,701
Sartorius Stedim Biotech	740	232,120
Societe BIC S.A.	10,216	626,260
SOITEC(b)	1,968	388,289
Solutions 30 SE(a)(b)	61,405	202,023
Sopra Steria Group SACA	4,485	977,615
Television Francaise 1(a)	32,957	270,346
Trigano S.A.	2,233	328,184
Vallourec S.A.(a)(b)	49,775	650,871
Verallia S.A.(c)	18,352	815,836
Virbac S.A.(a)	562	173,497
		18,631,422
Georgia-0.11%
Bank of Georgia Group PLC	8,515	356,612
TBC Bank Group PLC	8,134	260,594
		617,206
Germany-4.06%
1&1 AG	15,777	180,212
AIXTRON SE	6,478	257,695
Auto1 Group SE(b)(c)	37,156	401,307
Bechtle AG	17,287	762,964
Bilfinger SE	9,977	362,345
CANCOM SE	10,871	314,029
Carl Zeiss Meditec AG, BR	2,261	262,624
CECONOMY AG(b)	88,190	265,060
CompuGroup Medical SE & Co. KGaA	3,515	178,892
CTS Eventim AG & Co. KGaA	4,150	283,915
Deutsche Pfandbriefbank AG(a)(c)	78,036	650,883
Deutsche Wohnen SE	17,153	431,195
Deutz AG	55,345	305,409
DIC Asset AG(a)	17,051	84,128
Duerr AG	17,035	533,032
DWS Group GmbH & Co. KGaA(c)	14,517	511,223
Encavis AG(b)	12,291	206,592
Evotec SE(b)	18,260	482,578
Fielmann Group AG	7,078	364,752
flatexDEGIRO AG(b)	15,807	156,294
Fraport AG Frankfurt Airport Services Worldwide(b)	11,801	624,928
Gerresheimer AG	7,971	946,514
Grand City Properties S.A.(b)	35,423	292,917
GRENKE AG	8,936	246,802
Heidelberger Druckmaschinen AG(a)(b)	99,554	159,047
Hella GmbH & Co. KGaA	2,120	168,527
HelloFresh SE(b)	31,121	889,037
Hensoldt AG	7,215	245,966
HOCHTIEF AG	10,012	988,519
Hornbach Holding AG & Co. KGaA	2,183	177,025
Jenoptik AG	8,984	291,216
Kloeckner & Co. SE	43,445	407,153
Krones AG	3,596	434,539
METRO AG(b)	29,914	260,720
Nemetschek SE	2,977	217,419
Nordex SE(b)	34,088	483,327
Norma Group SE	7,647	135,152
PATRIZIA SE	12,642	129,628
Rational AG	401	300,865
	Shares	Value
Germany-(continued)
SAF-Holland SE	14,681	$210,263
Sartorius AG	77	25,342
Sartorius AG, Preference Shares(a)	767	317,375
Scout24 SE(c)	11,242	745,924
Siltronic AG(a)	8,288	731,035
Sirius Real Estate Ltd.	328,712	349,135
Sixt SE	3,273	395,869
Sixt SE, Preference Shares	4,348	323,588
Software AG(a)	21,326	733,135
Softwareone Holding AG(a)(b)	17,214	369,758
Stabilus SE	5,756	329,055
Stroeer SE & Co. KGaA	7,143	346,680
Suedzucker AG	36,577	635,166
Synlab AG	25,611	254,137
TeamViewer SE(b)(c)	11,312	192,756
Traton SE	25,954	568,592
Vitesco Technologies Group AG(b)	8,404	720,419
Wacker Chemie AG(a)	4,218	657,357
		22,300,016
Ghana-0.06%
Tullow Oil PLC(a)(b)	718,527	318,765
Hong Kong-1.43%
ASMPT Ltd.	84,337	820,260
Cathay Pacific Airways Ltd.(a)(b)	431,211	488,234
CK Infrastructure Holdings Ltd.	130,576	690,661
Cowell e Holdings, Inc.(a)(b)	134,650	250,698
DFI Retail Group Holdings Ltd.	51,213	137,763
Fortune REIT	184,547	133,227
Glory Sun Financial Group Ltd.(b)	2,861,393	102,734
HKBN Ltd.	341,031	185,849
Hysan Development Co. Ltd.	135,969	320,801
Kerry Properties Ltd.	142,865	307,760
Luk Fook Holdings International Ltd.	95,126	250,662
Man Wah Holdings Ltd.	315,724	272,054
Melco International Development Ltd.(b)	386,597	406,986
NWS Holdings Ltd.	179,788	205,869
Pacific Basin Shipping Ltd.	2,437,487	790,753
PCCW Ltd.	669,031	341,434
Sino Land Co. Ltd.	376,379	460,900
Swire Properties Ltd.	309,016	772,669
United Energy Group Ltd.	2,450,449	307,928
United Laboratories International Holdings Ltd. (The)	220,694	176,302
Vitasoy International Holdings Ltd.	103,252	136,898
VTech Holdings Ltd.	29,172	181,607
Yue Yuen Industrial Holdings Ltd.	91,322	121,783
		7,863,832
Indonesia-0.03%
First Resources Ltd.	164,089	186,605
Iraq-0.03%
Gulf Keystone Petroleum Ltd.(a)	91,037	145,596
Ireland-0.31%
C&C Group PLC(a)	104,235	185,077
Dalata Hotel Group PLC(b)	49,044	230,083
Glanbia PLC(a)	57,405	893,050
Greencore Group PLC(a)(b)	252,393	284,798
Irish Residential Properties REIT PLC	128,562	137,210
		1,730,218

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Israel-1.74%
Airport City Ltd.(b)	11,430	$172,839
Alony Hetz Properties & Investments Ltd.	37,266	314,309
Amot Investments Ltd.	37,059	199,474
Azrieli Group Ltd.	7,842	447,790
Big Shopping Centers Ltd.(b)	2,721	256,901
Clal Insurance Enterprises Holdings Ltd.(b)	12,452	190,401
Delek Group Ltd.	3,893	551,490
Elbit Systems Ltd.	4,182	891,500
Electra Ltd.(a)	386	170,703
Fattal Holdings 1998 Ltd.(b)	1,560	165,340
First International Bank of Israel Ltd. (The)	16,294	691,583
Fox Wizel Ltd.	1,933	161,978
G City Ltd.	56,452	196,615
Harel Insurance Investments & Financial Services Ltd.	30,520	241,834
Isracard Ltd.	42,081	175,163
Israel Corp. Ltd.	1,307	408,477
Melisron Ltd.	3,960	262,656
Mivne Real Estate KD Ltd.	105,755	279,914
Nice Ltd.(b)	3,516	762,865
Nova Ltd.(b)	1,935	241,264
Oil Refineries Ltd.	804,928	258,155
Paz Oil Co. Ltd.(b)	1,495	163,225
Phoenix Holdings Ltd. (The)	37,336	385,115
Plus500 Ltd.	33,611	651,279
Shikun & Binui Ltd.(a)(b)	72,590	199,523
Shufersal Ltd.(b)	39,422	209,826
Strauss Group Ltd.(a)(b)	9,938	234,992
Tower Semiconductor Ltd.(b)	18,843	701,022
		9,586,233
Italy-2.60%
ACEA S.p.A.(a)	15,545	190,930
Amplifon S.p.A.(a)	12,673	430,217
Anima Holding S.p.A.(c)	96,497	373,013
Banca Generali S.p.A.(a)	16,070	603,829
Banca IFIS S.p.A.	15,210	269,323
Banca Mediolanum S.p.A.	79,890	778,652
Banca Monte dei Paschi di Siena S.p.A.(b)	273,946	792,854
Banca Popolare di Sondrio S.p.A.	86,863	420,817
BFF Bank S.p.A.(a)(c)	46,296	523,708
Brembo S.p.A.	35,227	499,865
Buzzi S.p.A.	32,515	926,350
Credito Emiliano S.p.A.	22,868	196,158
Danieli & C. Officine Meccaniche S.p.A.	3,569	88,538
Danieli & C. Officine Meccaniche S.p.A., RSP	12,188	234,894
Davide Campari-Milano N.V.(a)	40,220	542,335
De’ Longhi S.p.A.	18,067	460,147
DiaSorin S.p.A.	2,298	258,560
Enav S.p.A.(c)	41,908	180,387
ERG S.p.A.(a)	13,789	397,408
Illimity Bank S.p.A.(a)	20,804	142,671
Infrastrutture Wireless Italiane S.p.A.(a)(c)	47,972	603,757
Interpump Group S.p.A.(a)	8,705	474,895
Iren S.p.A.	264,292	536,459
Maire Tecnimont S.p.A.(a)	83,076	342,201
MFE-MediaForEurope N.V., Class A(a)	395,591	209,967
MFE-MediaForEurope N.V., Class B	169,166	130,933
OVS S.p.A.(c)	115,061	316,898
Piaggio & C S.p.A.	54,965	216,712
PRADA S.p.A.	59,650	422,591
Recordati Industria Chimica e Farmaceutica S.p.A.	15,062	779,681
Reply S.p.A.	2,125	231,012
	Shares	Value
Italy-(continued)
Saipem S.p.A.(b)	342,690	$550,125
Salvatore Ferragamo S.p.A.(a)	12,788	208,813
Sesa S.p.A.	1,186	139,393
Technogym S.p.A.(c)	21,590	199,835
UnipolSai Assicurazioni S.p.A.(a)	109,610	282,549
Webuild S.p.A.(a)	168,810	331,297
Webuild S.p.A., Wts., expiring 08/31/2030(b)	6,553	0
		14,287,774
Japan-31.45%
77 Bank Ltd. (The)	30,631	652,159
ABC-Mart, Inc.	7,005	387,967
Acom Co. Ltd.	166,779	410,022
Activia Properties, Inc.	191	556,546
Adastria Co. Ltd.	12,495	254,684
ADEKA Corp.	23,496	475,857
Advance Residence Investment Corp.(a)	247	602,375
Aeon Delight Co. Ltd.	6,808	141,067
AEON Financial Service Co. Ltd.	43,602	391,583
Aeon Mall Co. Ltd.	59,772	738,946
AEON REIT Investment Corp.(a)	489	515,226
Aica Kogyo Co. Ltd.	8,769	208,362
Aichi Financial Group, Inc.	10,460	180,297
Aiful Corp.	97,415	244,772
Ain Holdings, Inc.	9,753	346,723
Air Water, Inc.	44,941	632,615
Alfresa Holdings Corp.	55,876	892,333
Alpen Co. Ltd.(a)	9,778	135,783
Amano Corp.	12,218	277,588
Anritsu Corp.	44,917	353,759
Aoyama Trading Co. Ltd.	29,198	266,539
Arclands Corp.	15,336	176,696
Arcs Co. Ltd.	9,009	157,252
ARE Holdings, Inc.	27,076	363,605
Ariake Japan Co. Ltd.	4,487	163,683
As One Corp.	3,816	151,721
Asahi Intecc Co. Ltd.	12,728	261,404
Asanuma Corp.	6,696	164,478
Asics Corp.	29,828	940,103
ASKUL Corp.	17,494	244,162
Autobacs Seven Co. Ltd.	17,020	186,995
Avex, Inc.	15,312	161,655
Azbil Corp.	27,094	854,315
Bank of Iwate Ltd. (The)	13,455	213,833
BayCurrent Consulting, Inc.	4,004	129,296
Bell System24 Holdings, Inc.	13,124	128,303
Benesse Holdings, Inc.	27,799	363,531
Bic Camera, Inc.(a)	56,663	425,930
BIPROGY, Inc.	20,606	505,578
BML, Inc.	5,949	125,822
Calbee, Inc.	20,102	390,707
Canon Marketing Japan, Inc.	11,934	312,965
Capcom Co. Ltd.	11,091	499,595
Central Glass Co. Ltd.	11,459	248,811
Chiba Kogyo Bank Ltd. (The)	41,939	197,475
Chiyoda Corp.(a)(b)	66,642	161,821
Chugin Financial Group, Inc.	54,458	365,851
Citizen Watch Co. Ltd.	108,165	706,483
CKD Corp.	20,539	311,959
Coca-Cola Bottlers Japan Holdings, Inc.	51,619	595,646
Colowide Co. Ltd.(a)	19,463	289,041
Comforia Residential REIT, Inc.(a)	136	325,929
COMSYS Holdings Corp.	41,189	823,461

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Cosmos Pharmaceutical Corp.	5,180	$599,010
Create SD Holdings Co. Ltd.	6,740	166,508
Credit Saison Co. Ltd.	61,005	974,672
Daicel Corp.	81,364	753,625
Daido Steel Co. Ltd.	12,233	523,915
Daihen Corp.	6,565	253,211
Daiichikosho Co. Ltd.	13,980	282,345
Daiki Aluminium Industry Co. Ltd.(a)	19,403	211,537
Daio Paper Corp.	37,425	321,753
Daiseki Co. Ltd.	7,784	262,151
Daishi Hokuetsu Financial Group, Inc.	9,810	245,112
Daiwa Office Investment Corp.	75	330,448
Daiwa Securities Living Investments Corp.	432	346,318
Daiwabo Holdings Co. Ltd.	18,494	358,087
DCM Holdings Co. Ltd.	45,646	386,809
DeNA Co. Ltd.	28,183	345,543
Descente Ltd.	4,761	138,058
Dexerials Corp.	10,364	234,882
DIC Corp.	26,799	505,688
Digital Garage, Inc.	4,987	145,138
DMG Mori Co. Ltd.	47,226	802,224
Doutor Nichires Holdings Co. Ltd.	12,290	193,069
DTS Corp.	9,145	215,945
Duskin Co. Ltd.	7,356	166,193
DyDo Group Holdings, Inc.(a)	3,819	138,966
Earth Corp.	5,405	193,253
EDION Corp.(a)	28,657	294,880
Elecom Co. Ltd.	15,051	162,078
eRex Co. Ltd.(a)	9,810	78,298
Exedy Corp.	10,159	177,754
EXEO Group, Inc.	36,472	758,678
Ezaki Glico Co. Ltd.	14,779	391,111
Fancl Corp.	10,121	177,374
Ferrotec Holdings Corp.	14,448	349,302
Food & Life Cos. Ltd.	14,783	290,811
FP Corp.	11,312	238,374
Frontier Real Estate Investment Corp.	103	342,536
Fuji Co. Ltd.(a)	12,646	163,148
Fuji Corp.	28,580	522,901
Fuji Media Holdings, Inc.	42,451	469,985
Fuji Oil Co. Ltd.	81,312	171,117
Fuji Oil Holdings, Inc.	14,369	202,823
Fuji Seal International, Inc.	11,312	126,671
Fuji Soft, Inc.	10,526	350,793
Fujimi, Inc.	10,122	245,427
Fujitec Co. Ltd.(a)	13,429	345,177
Fujitsu General Ltd.	10,777	225,166
Fukuoka REIT Corp.	165	193,359
Fukuyama Transporting Co. Ltd.	9,238	261,054
Furukawa Electric Co. Ltd.(a)	32,788	629,198
Fuyo General Lease Co. Ltd.	3,898	321,815
Geo Holdings Corp.	23,557	326,628
Global One Real Estate Investment Corp.	287	237,349
GLOBERIDE, Inc.	7,511	124,020
Glory Ltd.	11,311	232,621
GMO Internet Group, Inc.	15,119	300,135
Godo Steel Ltd.	6,640	186,002
GOLDWIN, Inc.	2,810	230,804
GS Yuasa Corp.	25,799	518,686
GungHo Online Entertainment, Inc.	9,145	179,547
Gunma Bank Ltd. (The)	155,625	659,062
Gunze Ltd.	4,371	137,517
	Shares	Value
Japan-(continued)
H.I.S. Co. Ltd.(a)(b)	18,745	$268,747
H.U. Group Holdings, Inc.	23,405	462,565
H2O Retailing Corp.	56,323	606,122
Hachijuni Bank Ltd. (The)	186,616	961,319
Hamamatsu Photonics K.K.	12,218	588,714
Hankyu Hanshin REIT, Inc.	150	150,021
Hanwa Co. Ltd.	10,068	344,033
Harmonic Drive Systems, Inc.	4,271	117,537
Hazama Ando Corp.(a)	34,358	274,951
Heiwa Corp.	18,724	317,338
Heiwa Real Estate Co. Ltd.	7,472	208,783
Heiwa Real Estate REIT, Inc.	203	207,315
Heiwado Co. Ltd.	8,375	142,649
Hirata Corp.(a)	3,061	171,492
Hirogin Holdings, Inc.	80,561	498,176
Hisamitsu Pharmaceutical Co., Inc.	16,237	519,063
Hitachi Zosen Corp.	65,951	434,010
Hokkaido Electric Power Co., Inc.(b)	73,566	343,701
Hokkoku Financial Holdings, Inc.	11,646	395,905
Hokuhoku Financial Group, Inc.	37,610	336,446
Hokuriku Electric Power Co.(b)	64,777	395,328
Horiba Ltd.	11,711	690,807
Hoshino Resorts REIT, Inc.	47	206,088
Hoshizaki Corp.	20,825	798,526
Hosiden Corp.	22,178	286,747
House Foods Group, Inc.	20,730	479,294
Hulic Reit, Inc.	314	364,654
Hyakugo Bank Ltd. (The)	61,025	204,018
Ichigo Office REIT Investment Corp.	341	212,645
Idec Corp.	6,348	134,931
IDOM, Inc.	35,897	210,460
Iida Group Holdings Co. Ltd.	40,519	711,392
Iino Kaiun Kaisha Ltd.	32,895	212,539
Inaba Denki Sangyo Co. Ltd.	7,104	157,750
Inabata & Co. Ltd.	14,827	345,421
Industrial & Infrastructure Fund Investment Corp.(a)	426	446,149
INFRONEER Holdings, Inc.	64,385	626,947
Internet Initiative Japan, Inc.	16,181	301,116
Invincible Investment Corp.	966	400,460
IRISO Electronics Co. Ltd.(a)	4,483	124,475
Ishihara Sangyo Kaisha Ltd.	17,205	166,020
Ito En Ltd.	15,875	454,194
Itochu Techno-Solutions Corp.	26,433	670,127
Itoham Yonekyu Holdings, Inc.	37,518	190,653
Iwatani Corp.	12,247	654,070
Iyogin Holdings, Inc.	62,491	441,369
Izumi Co. Ltd.	12,387	312,116
J Trust Co. Ltd.(a)	39,563	131,153
Jaccs Co. Ltd.	7,297	267,577
JAFCO Group Co. Ltd.	26,344	344,411
Japan Airport Terminal Co. Ltd.	5,241	244,344
Japan Aviation Electronics Industry Ltd.	18,648	378,656
Japan Display, Inc.(a)(b)	984,524	270,245
Japan Excellent, Inc.(a)	413	383,409
Japan Hotel REIT Investment Corp.	780	387,584
Japan Logistics Fund, Inc.(a)	173	365,896
Japan Petroleum Exploration Co. Ltd.	12,615	433,285
Japan Prime Realty Investment Corp.	196	488,345
Japan Securities Finance Co. Ltd.	22,816	193,666
Japan Steel Works Ltd. (The)	24,526	510,095
Jeol Ltd.	7,945	272,215

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Joyful Honda Co. Ltd.	10,420	$120,716
JTEKT Corp.	91,968	866,407
Juroku Financial Group, Inc.	10,377	256,723
JVCKenwood Corp.	175,649	579,810
Kadokawa Corp.	16,500	408,900
Kaga Electronics Co. Ltd.	10,010	448,083
Kagome Co. Ltd.(a)	17,298	385,942
Kakaku.com, Inc.	19,668	293,885
Kaken Pharmaceutical Co. Ltd.	6,180	154,022
Kamigumi Co. Ltd.	29,860	693,119
Kanamoto Co. Ltd.	10,795	190,326
Kandenko Co. Ltd.	22,289	195,468
Kaneka Corp.	21,656	637,425
Kanematsu Corp.	18,041	264,876
Kansai Paint Co. Ltd.	56,451	925,355
Kanto Denka Kogyo Co. Ltd.	20,055	133,813
Katitas Co. Ltd.	7,104	130,600
Keihan Holdings Co. Ltd.(a)	29,397	832,998
Keikyu Corp.	76,955	732,015
Keisei Electric Railway Co. Ltd.(a)	25,349	1,052,640
Keiyo Bank Ltd. (The)	40,838	171,308
Kenedix Office Investment Corp.	217	516,230
Kenedix Residential Next Investment Corp.(a)	230	360,184
Kenedix Retail REIT Corp.	205	401,545
Kewpie Corp.	36,875	598,881
KH Neochem Co. Ltd.	12,606	206,107
Kinden Corp.	20,552	283,516
Kiyo Bank Ltd. (The)	11,545	123,917
Kobayashi Pharmaceutical Co. Ltd.	8,421	463,368
Kobe Bussan Co. Ltd.	10,644	283,780
Koei Tecmo Holdings Co. Ltd.	14,356	245,733
Kohnan Shoji Co. Ltd.	6,553	160,504
Kokuyo Co. Ltd.	20,076	322,166
Komeri Co. Ltd.	9,180	192,542
Kose Corp.	4,145	406,098
KPP Group Holdings Co. Ltd.	55,653	247,947
K’s Holdings Corp.	74,337	682,783
Kumagai Gumi Co. Ltd.	15,357	348,040
Kumiai Chemical Industry Co. Ltd.	31,832	238,830
Kureha Corp.	6,575	392,890
Kusuri no Aoki Holdings Co. Ltd.	4,454	255,741
KYB Corp.	7,288	258,014
Kyoritsu Maintenance Co. Ltd.(a)	4,948	193,943
Kyudenko Corp.	11,638	335,756
Kyushu Financial Group, Inc.	163,954	797,383
LaSalle Logiport REIT(b)	350	374,683
Lasertec Corp.	1,257	189,992
Leopalace21 Corp.(a)(b)	139,842	301,180
Life Corp.	11,545	289,681
Lintec Corp.	11,124	183,482
M3, Inc.	22,504	516,825
Mabuchi Motor Co. Ltd.	18,954	544,554
Macnica Holdings, Inc.	19,754	827,254
Makino Milling Machine Co. Ltd.	8,381	335,641
Mandom Corp.	12,779	128,438
Maruha Nichiro Corp., Class C	17,417	302,419
Maruichi Steel Tube Ltd.	11,836	280,405
Maruwa Co. Ltd.	1,101	182,803
Matsui Securities Co. Ltd.(a)	28,659	161,973
Maxell Ltd.	17,183	195,316
McDonald’s Holdings Co. Japan Ltd.(a)	13,324	525,158
Medipal Holdings Corp.	51,927	890,485
	Shares	Value
Japan-(continued)
Megachips Corp.	6,952	$207,953
Megmilk Snow Brand Co. Ltd.	19,748	272,564
Meidensha Corp.	9,969	148,539
Meiko Electronics Co. Ltd.(a)	10,164	201,806
Meitec Corp.	18,034	328,427
Menicon Co. Ltd.(a)	7,388	132,389
Mirai Corp.	499	161,030
MIRAIT ONE Corp.	22,426	288,059
Mitsubishi Estate Logistics REIT Investment Corp.	69	197,656
Mitsubishi Logistics Corp.	26,813	673,533
Mitsubishi Shokuhin Co. Ltd.	5,539	147,559
Mitsuboshi Belting Ltd.	5,639	178,600
Mitsui E&S Co. Ltd.	55,542	186,469
Mitsui Fudosan Logistics Park, Inc.(a)(b)	92	327,646
Mitsui High-Tec, Inc.(a)	2,636	184,231
Mitsui Matsushima Holdings Co. Ltd.(a)	5,039	94,375
Mitsui-Soko Holdings Co. Ltd.	8,642	220,490
Miura Co. Ltd.	16,292	410,740
Mixi, Inc.	16,091	304,085
Mizuho Leasing Co. Ltd.	6,373	218,892
Modec, Inc.(b)	12,012	126,224
Monex Group, Inc.	58,624	228,175
MonotaRO Co. Ltd.(a)	13,170	160,917
Mori Hills REIT Investment Corp.(a)	333	339,141
Mori Trust REIT, Inc.	625	322,442
Morinaga & Co. Ltd.	14,941	486,150
Morinaga Milk Industry Co. Ltd.	21,401	722,555
Musashi Seimitsu Industry Co. Ltd.	17,483	217,676
Musashino Bank Ltd. (The)	13,744	242,513
Nachi-Fujikoshi Corp.	5,213	140,708
Nagase & Co. Ltd.	13,382	229,909
Nagoya Railroad Co. Ltd.(a)	47,712	768,503
Nakanishi, Inc.	9,009	207,661
Nankai Electric Railway Co. Ltd.	23,886	506,703
Nanto Bank Ltd. (The)	9,376	171,709
NEC Networks & System Integration Corp.	24,220	319,456
NET One Systems Co. Ltd.	17,873	392,607
Nexon Co. Ltd.	36,600	698,228
NEXTAGE Co. Ltd.(a)	5,814	152,634
NHK Spring Co. Ltd.	44,702	357,729
Nichias Corp.	10,837	222,567
Nichicon Corp.	23,737	234,563
Nifco, Inc.	18,619	554,324
Nihon Kohden Corp.	19,149	505,141
Nihon M&A Center Holdings, Inc.	24,474	140,043
Nikkiso Co. Ltd.(a)	22,581	143,833
Nikkon Holdings Co. Ltd.	8,742	183,694
Nippon Accommodations Fund, Inc.	87	412,711
Nippon Carbon Co. Ltd.(a)	4,512	136,872
Nippon Chemi-Con Corp.(a)(b)	13,807	138,770
Nippon Denko Co. Ltd.	52,833	107,466
Nippon Gas Co. Ltd.	27,268	401,881
Nippon Kayaku Co. Ltd.	25,478	235,001
Nippon Light Metal Holdings Co. Ltd.(a)	28,534	304,660
Nippon Paper Industries Co. Ltd.(b)	51,129	496,968
Nippon Prologis REIT, Inc.(b)	387	791,814
NIPPON REIT Investment Corp.	124	295,425
Nippon Sheet Glass Co. Ltd.(a)(b)	83,019	378,050
Nippon Shinyaku Co. Ltd.	10,012	405,469
Nippon Shokubai Co. Ltd.	6,779	260,845
Nippon Soda Co. Ltd.	6,907	259,596
Nippon Thompson Co. Ltd.	31,098	125,635

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Nippon Yakin Kogyo Co. Ltd.	7,652	$234,547
Nipro Corp.	32,270	234,507
Nishimatsu Construction Co. Ltd.	14,418	375,875
Nishimatsuya Chain Co. Ltd.(a)	16,238	195,203
Nishi-Nippon Railroad Co. Ltd.	14,375	259,717
Nissha Co. Ltd.	14,374	173,605
Nisshinbo Holdings, Inc.	46,315	398,020
Nissui Corp.	133,242	634,512
Nitto Boseki Co. Ltd.	13,204	257,798
Nitto Kogyo Corp.	9,743	249,267
NOF Corp.	14,370	620,091
Nojima Corp.	17,176	167,674
NOK Corp.	23,071	347,169
Noritsu Koki Co. Ltd.	9,743	168,898
North Pacific Bank Ltd.	118,330	258,181
NS Solutions Corp.	8,478	222,571
NS United Kaiun Kaisha Ltd.	6,511	175,515
NSD Co. Ltd.	11,490	225,061
NTN Corp.	333,751	748,638
NTT UD REIT Investment Corp.	342	324,717
Obic Co. Ltd.	4,444	727,843
Ogaki Kyoritsu Bank Ltd. (The)	10,811	148,834
Oji Holdings Corp.	195,043	770,123
Okamura Corp.	15,881	227,798
Oki Electric Industry Co. Ltd.(a)	28,903	182,475
Okinawa Cellular Telephone Co.	6,373	134,789
Okinawa Electric Power Co., Inc. (The)(a)(b)	19,553	158,951
OKUMA Corp.	12,079	612,282
Okumura Corp.	9,418	281,718
One REIT, Inc.	87	158,777
Onward Holdings Co. Ltd.(a)	74,681	301,184
Open House Group Co. Ltd.	22,517	856,432
Organo Corp.	5,603	162,277
Orient Corp.(a)	23,209	181,647
Osaka Soda Co. Ltd.	7,541	306,778
OSG Corp.(a)	20,405	271,650
Outsourcing, Inc.	52,180	532,708
PALTAC Corp.	5,825	195,766
Park24 Co. Ltd.(b)	34,092	449,425
Pasona Group, Inc.(a)	10,491	124,270
Penta-Ocean Construction Co. Ltd.	74,089	402,202
PHC Holdings Corp.	14,815	157,243
Pigeon Corp.	27,311	369,068
Pilot Corp.	6,768	222,980
Piolax, Inc.	10,644	165,713
Pola Orbis Holdings, Inc.	26,003	381,773
Prima Meat Packers Ltd.	9,507	148,346
Raito Kogyo Co. Ltd.	9,762	141,469
Relo Group, Inc.	20,188	278,779
Rengo Co. Ltd.	70,200	447,397
Resorttrust, Inc.	19,384	306,490
Rinnai Corp.	32,194	701,525
Rohto Pharmaceutical Co. Ltd.	27,188	579,812
Round One Corp.	51,888	207,435
Royal Holdings Co. Ltd.	7,213	134,685
Saizeriya Co. Ltd.(a)	6,599	209,934
Sakata Seed Corp.(a)	6,183	173,853
SAMTY Co. Ltd.	12,908	206,230
San-A Co. Ltd.	4,738	157,066
Sangetsu Corp.	20,554	377,431
San-In Godo Bank Ltd. (The)	58,760	380,484
Sanken Electric Co. Ltd.	4,626	472,107
	Shares	Value
Japan-(continued)
Sankyo Co. Ltd.	10,832	$458,347
Sankyu, Inc.	11,652	403,900
Sanwa Holdings Corp.	46,215	628,430
Sanyo Denki Co. Ltd.	3,311	167,787
Sapporo Holdings Ltd.(a)	28,652	756,229
Sawai Group Holdings Co. Ltd.	11,085	276,579
SBI Shinsei Bank Ltd.	20,996	422,491
SCREEN Holdings Co. Ltd.	9,916	1,070,604
SCSK Corp.	35,651	592,803
Sega Sammy Holdings, Inc.	39,969	874,322
Seiko Group Corp.	13,258	245,135
Seino Holdings Co. Ltd.	23,131	363,945
Seiren Co. Ltd.(a)	10,831	186,996
Sekisui House REIT, Inc.	1,059	629,079
Senko Group Holdings Co. Ltd.	24,770	179,394
Senshu Ikeda Holdings, Inc.	200,372	368,082
Seria Co. Ltd.	16,097	270,323
Seven Bank Ltd.	270,771	588,500
Shibaura Machine Co. Ltd.	10,903	348,393
Shiga Bank Ltd. (The)	16,397	351,414
Shikoku Electric Power Co., Inc.(b)	65,358	460,698
Shimamura Co. Ltd.	8,742	866,632
Shinko Electric Industries Co. Ltd.	11,938	481,956
Ship Healthcare Holdings, Inc.	20,222	327,853
SHO-BOND Holdings Co. Ltd.	6,879	279,508
Shochiku Co. Ltd.(a)	1,830	140,006
SKY Perfect JSAT Holdings, Inc.	37,851	157,979
Skylark Holdings Co. Ltd.(a)(b)	68,706	889,774
Sohgo Security Services Co. Ltd.	115,556	706,447
Sotetsu Holdings, Inc.	19,136	370,450
Square Enix Holdings Co. Ltd.	14,953	692,923
Star Asia Investment Corp.(a)	378	152,977
Star Micronics Co. Ltd.	11,726	145,997
Sugi Holdings Co. Ltd.	14,688	654,902
Sumida Corp.	12,109	124,687
Sumitomo Bakelite Co. Ltd.	9,432	410,061
Sumitomo Osaka Cement Co. Ltd.	13,371	375,212
Sumitomo Pharma Co. Ltd.	97,309	403,673
Sumitomo Rubber Industries Ltd.	69,197	706,922
Sumitomo Seika Chemicals Co. Ltd.	5,539	181,281
Sumitomo Warehouse Co. Ltd. (The)	24,485	421,181
Sundrug Co. Ltd.	24,618	727,035
Suruga Bank Ltd.	99,143	417,283
Suzuken Co. Ltd.	21,520	628,424
SWCC Corp.	10,779	148,242
Tadano Ltd.(a)	21,116	165,415
Taiheiyo Cement Corp.	44,479	928,837
Taikisha Ltd.	6,540	194,709
Taisho Pharmaceutical Holdings Co. Ltd.	13,289	513,209
Taiyo Holdings Co. Ltd.	10,117	189,195
Takara Holdings, Inc.	45,353	399,488
Takeuchi Manufacturing Co. Ltd.	11,801	369,197
Tama Home Co. Ltd.(a)	6,275	154,799
Tamura Corp.(a)	29,450	127,683
TBS Holdings, Inc.	25,116	469,864
TechnoPro Holdings, Inc.	15,823	409,050
Teijin Ltd.	63,641	680,396
Toagosei Co. Ltd.	15,367	145,634
Toda Corp.	56,694	315,871
Toei Co. Ltd.	1,602	203,745
Toho Bank Ltd. (The)	78,576	136,601
Toho Co. Ltd.	19,460	758,787

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Toho Gas Co. Ltd.	26,657	$499,725
Toho Holdings Co. Ltd.	15,613	304,832
Toho Zinc Co. Ltd.(a)	13,756	171,272
Tokai Carbon Co. Ltd.	82,946	737,337
Tokai Rika Co. Ltd.	13,303	210,294
Tokai Tokyo Financial Holdings, Inc.	66,284	204,338
Tokuyama Corp.	24,857	427,317
Tokyo Century Corp.	11,581	453,361
Tokyo Kiraboshi Financial Group, Inc.	16,747	442,603
Tokyo Ohka Kogyo Co. Ltd.	8,329	525,545
Tokyo Seimitsu Co. Ltd.	11,983	663,754
Tokyo Steel Manufacturing Co. Ltd.	22,160	267,954
Tokyu REIT, Inc.(a)	222	293,906
Tomy Co. Ltd.	24,645	333,734
Topcon Corp.	30,343	368,716
TORIDOLL Holdings Corp.(a)	7,274	179,700
Toshiba TEC Corp.	6,373	185,027
Toyo Ink SC Holdings Co. Ltd.	11,109	171,389
Toyo Seikan Group Holdings Ltd.	47,970	780,424
Toyo Tire Corp.	65,939	891,996
Toyobo Co. Ltd.	34,260	261,387
Toyoda Gosei Co. Ltd.	28,012	596,990
Toyota Boshoku Corp.	29,984	546,372
Transcosmos, Inc.	8,379	205,229
Trusco Nakayama Corp.	9,624	148,275
TS Tech Co. Ltd.	21,780	281,294
Tsubaki Nakashima Co. Ltd.(a)	24,563	141,936
Tsugami Corp.	16,485	144,453
Tsumura & Co.	15,862	295,347
TV Asahi Holdings Corp.	14,166	178,670
UACJ Corp.	25,258	505,409
UBE Corp.	39,631	723,416
Ulvac, Inc.	16,919	725,797
United Arrows Ltd.	15,979	269,578
United Urban Investment Corp.	705	761,666
Universal Entertainment Corp.	9,643	174,359
Ushio, Inc.	43,366	600,830
USS Co. Ltd.	43,982	762,441
Valor Holdings Co. Ltd., Class C	10,458	157,076
Wacoal Holdings Corp.	18,090	393,682
Wacom Co. Ltd.(a)	42,651	181,615
Welcia Holdings Co. Ltd.	31,411	591,609
Workman Co. Ltd.(a)	5,172	188,927
Yamaguchi Financial Group, Inc.	72,283	562,167
Yamato Kogyo Co. Ltd.	10,099	482,560
Yamazaki Baking Co. Ltd.	56,685	818,677
Yaoko Co. Ltd.	4,667	246,259
Yokogawa Bridge Holdings Corp.	10,010	180,079
Yokohama Rubber Co. Ltd. (The)	40,145	899,363
Yoshinoya Holdings Co. Ltd.(a)	16,315	322,901
Zenkoku Hosho Co. Ltd.	10,122	355,424
Zensho Holdings Co. Ltd.	21,989	1,172,344
Zeon Corp.	62,790	676,601
Zojirushi Corp.	12,379	174,167
ZOZO, Inc.	10,871	212,095
		172,929,533
Luxembourg-0.10%
L’Occitane International S.A.	54,942	168,376
RTL Group S.A.	8,516	369,188
		537,564
	Shares	Value
Macau-0.14%
SJM Holdings Ltd.(a)(b)	674,127	$311,187
Wynn Macau Ltd.(b)	429,065	445,642
		756,829
Mexico-0.07%
Fresnillo PLC	48,890	388,875
Netherlands-1.59%
AMG Critical Materials N.V.(a)	5,481	224,682
Arcadis N.V.	16,079	707,344
Argenx SE(a)(b)	1,160	584,484
Basic-Fit N.V.(a)(b)(c)	6,530	221,317
BE Semiconductor Industries N.V.	11,250	1,347,662
Corbion N.V.	9,094	214,369
CTP N.V.(c)	13,162	181,107
Eurocommercial Properties N.V.	10,287	260,865
Fugro N.V.(b)	34,530	616,752
JDE Peet’s N.V.(a)	20,152	609,679
Koninklijke BAM Groep N.V.(a)	113,666	265,183
Koninklijke Vopak N.V.(a)	24,766	935,769
OCI N.V.(a)(b)	24,156	689,268
PostNL N.V.(a)	375,483	765,259
TKH Group N.V., CVA	10,302	539,073
Van Lanschot Kempen N.V., CVA	12,922	424,565
Wereldhave N.V.(a)	9,465	169,579
		8,756,957
New Zealand-0.73%
a2 Milk Co. Ltd. (The)(b)	86,105	295,803
Chorus Ltd.	71,489	382,624
Contact Energy Ltd.	56,444	291,913
Fisher & Paykel Healthcare Corp. Ltd.	49,373	754,970
Fletcher Building Ltd.	152,217	528,606
Infratil Ltd.	42,218	261,430
Mainfreight Ltd.(a)	4,478	189,090
Mercury NZ Ltd.	43,550	178,611
Meridian Energy Ltd.	113,128	397,438
Ryman Healthcare Ltd.	90,662	384,244
Xero Ltd.(b)	4,061	334,428
		3,999,157
Nigeria-0.12%
Airtel Africa PLC(c)	449,235	673,958
Norway-1.46%
Aker ASA, Class A	5,108	325,167
Aker Solutions ASA, Class A	66,577	296,146
Austevoll Seafood ASA	40,107	301,898
BlueNord ASA(b)	4,261	187,431
Borregaard ASA	7,967	130,414
Crayon Group Holding ASA(a)(b)(c)	21,148	225,350
DNO ASA	366,014	398,341
Elkem ASA(b)(c)	98,760	234,685
Entra ASA(a)(c)	21,958	214,989
Europris ASA(c)	44,921	273,083
Gjensidige Forsikring ASA	46,102	730,049
Grieg Seafood ASA	20,152	145,515
Kongsberg Gruppen ASA	10,794	468,827
Leroy Seafood Group ASA	91,515	381,927
MPC Container Ships ASA	100,174	187,446
Nordic Semiconductor ASA(a)(b)	9,747	143,751
Norske Skog ASA(b)(c)	22,068	99,035
Norwegian Air Shuttle ASA(b)	124,347	124,636
PGS ASA(b)	330,187	232,059
Salmar ASA	14,827	686,352

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Norway-(continued)
Solstad Offshore ASA(b)	39,562	$93,855
SpareBank 1 SMN	24,173	339,782
SpareBank 1 SR-Bank ASA, Class B	25,054	324,180
Stolt-Nielsen Ltd.	7,958	197,052
TGS ASA	32,056	428,089
TOMRA Systems ASA(a)	20,429	315,224
Var Energi ASA(a)	102,915	314,345
Wallenius Wilhelmsen ASA	33,100	230,341
		8,029,969
Peru-0.04%
Hochschild Mining PLC(a)	248,551	246,884
Poland-1.09%
Alior Bank S.A.(b)	23,822	346,125
Allegro.eu S.A.(a)(b)(c)	44,892	396,932
CCC S.A.(a)(b)	25,401	329,896
CD Projekt S.A.(a)	4,486	183,445
Cyfrowy Polsat S.A.(a)	46,748	189,000
Dino Polska S.A.(b)(c)	3,421	382,214
Grupa Kety S.A.(a)	2,335	405,086
Jastrzebska Spolka Weglowa S.A.(a)(b)	29,773	304,840
KRUK S.A.(b)	2,493	272,853
LPP S.A.	200	690,933
mBank S.A.(a)(b)	4,283	512,725
Orange Polska S.A.	243,203	448,829
PGE Polska Grupa Energetyczna S.A.(b)	297,384	634,433
Santander Bank Polska S.A.(a)(b)	5,631	560,196
Tauron Polska Energia S.A.(b)	375,561	350,026
		6,007,533
Portugal-0.29%
CTT-Correios de Portugal S.A.	55,619	220,149
Navigator Co. S.A. (The)(a)	126,623	445,071
NOS, SGPS S.A.	53,270	202,981
REN - Redes Energeticas Nacionais SGPS S.A.	129,005	353,453
Sonae SGPS S.A.	360,672	393,086
		1,614,740
Singapore-2.03%
BW LPG Ltd.(c)	38,975	418,009
CapitaLand Ascott Trust	568,732	479,726
CapitaLand India Trust	217,814	187,007
CDL Hospitality Trusts	180,089	161,399
City Developments Ltd.	139,269	775,115
ComfortDelGro Corp. Ltd.	915,486	868,740
ESR-LOGOS REIT	1,103,310	286,671
Frasers Centrepoint Trust	219,037	357,968
Frasers Logistics & Commercial Trust(c)	580,637	533,497
Hafnia Ltd.	23,136	126,126
Keppel DC REIT	203,271	335,264
Keppel Infrastructure Trust	341,002	130,977
Keppel REIT	513,654	352,030
Lendlease Global Commercial REIT	269,039	137,782
Mapletree Industrial Trust	368,685	621,972
Mapletree Logistics Trust	621,718	791,312
Mapletree Pan Asia Commercial Trust	331,584	412,045
NetLink NBN Trust(c)	526,482	340,996
Olam Group Ltd.	119,024	117,428
Parkway Life REIT	48,112	140,589
SATS Ltd.(b)	168,487	355,297
Seatrium Ltd.(b)	3,357,123	356,495
Sembcorp Industries Ltd.	227,007	931,758
Singapore Exchange Ltd.	115,781	846,689
	Shares	Value
Singapore-(continued)
Suntec REIT(a)	644,389	$626,044
UOL Group Ltd.	86,417	457,532
		11,148,468
South Africa-0.05%
Scatec ASA(c)	30,346	253,771
South Korea-8.59%
Amorepacific Corp.	6,078	537,395
Amorepacific Corp., Preference Shares	2,276	61,692
AMOREPACIFIC Group	14,408	309,716
Asiana Airlines, Inc.(b)	37,346	326,977
BGF retail Co. Ltd.	2,540	333,977
BNK Financial Group, Inc.	147,222	780,780
Celltrion Healthcare Co. Ltd.	6,252	322,741
Celltrion, Inc.	6,094	700,883
Cheil Worldwide, Inc.	29,128	414,759
CJ Corp.	5,191	263,897
CJ ENM Co. Ltd.(b)	6,861	346,105
CJ Logistics Corp.	7,164	404,666
Com2uSCorp.	3,764	160,641
Cosmax, Inc.(b)	2,481	199,702
Coway Co. Ltd.	15,519	499,179
Daeduck Electronics Co. Ltd.	9,240	262,778
Daesang Corp.	9,627	128,395
Daewoo Engineering & Construction Co. Ltd.(b)	130,756	463,670
Daou Technology, Inc.	8,366	115,384
DB HiTek Co. Ltd.	8,576	396,959
DB Insurance Co. Ltd.	15,265	904,176
DGB Financial Group, Inc.	61,106	350,437
DL E&C Co. Ltd.	21,196	508,844
DL Holdings Co. Ltd.	6,051	186,327
Dongkuk CM Co. Ltd.(b)	10,450	82,557
Dongkuk Holdings Co. Ltd.	5,562	65,541
Dongkuk Steel Mill Co. Ltd.(b)	17,335	175,710
Doosan Bobcat, Inc.	10,897	500,117
Doosan Co. Ltd.	11,987	1,001,542
Ecopro Co. Ltd.	841	796,365
Fila Holdings Corp.	21,118	657,737
Green Cross Corp.	1,728	150,750
GS Holdings Corp.	14,541	430,075
GS Retail Co. Ltd.	14,189	236,548
Hankook Tire & Technology Co. Ltd.	22,115	671,440
Hanmi Pharm Co. Ltd.	780	163,080
Hanon Systems	61,418	411,011
Hansol Chemical Co. Ltd.	1,144	175,910
Hanwha Aerospace Co. Ltd.	9,813	940,767
Hanwha Corp.	14,905	360,742
Hanwha Corp., Third Pfd.	7,905	93,956
Hanwha Investment & Securities Co. Ltd.(b)	70,102	136,393
Hanwha Life Insurance Co. Ltd.(b)	228,523	424,004
Hanwha Ocean Co. Ltd.(a)(b)	32,408	1,188,620
Hanwha Systems Co. Ltd.	14,901	177,692
HD Hyundai Co. Ltd.	16,104	778,258
HD Hyundai Construction Equipment Co. Ltd.	7,342	470,593
HD Hyundai Electric Co. Ltd.	6,213	362,159
HD Hyundai Heavy Industries Co. Ltd.(b)	3,429	375,814
HD Hyundai Infracore Co. Ltd.	68,649	663,520
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	20,370	165,562
Hite Jinro Co. Ltd.	12,933	205,970
HK inno.N Corp.	5,862	153,374
HL Mando Co. Ltd.	19,810	717,241

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
Hotel Shilla Co. Ltd.	7,286	$430,421
HYBE Co. Ltd.(b)	1,715	353,185
Hyosung Advanced Materials Corp.	1,127	419,978
Hyosung Chemical Corp.(b)	1,632	114,848
Hyosung Corp.	4,755	224,945
Hyosung Heavy Industries Corp.(b)	7,735	1,058,924
Hyundai Department Store Co. Ltd.	6,876	298,851
Hyundai Elevator Co. Ltd.	10,216	335,016
Hyundai Mipo Dockyard Co. Ltd.(b)	4,639	339,923
Hyundai Rotem Co. Ltd.(b)	16,603	408,351
Hyundai Wia Corp.(a)	13,481	667,360
IS Dongseo Co. Ltd.(b)	6,079	161,674
Kakao Games Corp.(b)	3,957	97,788
KakaoBank Corp.	15,955	325,446
Kangwon Land, Inc.	26,977	330,162
KCC Corp.	2,549	423,950
KEPCO Plant Service & Engineering Co. Ltd.	9,285	246,211
KG Chemical Corp.	7,658	274,862
KIWOOM Securities Co. Ltd.	5,853	446,328
Kolmar Korea Co. Ltd.	5,492	208,322
Kolon Industries, Inc.	9,652	391,487
Korea Aerospace Industries Ltd.	10,500	405,288
Korea Line Corp.(b)	80,092	117,878
Korea Petrochemical Ind Co. Ltd.	2,164	227,495
Korean Reinsurance Co.	26,143	141,724
Krafton, Inc.(b)	5,154	694,667
LG Energy Solution Ltd.(b)	1,728	759,173
LG Uplus Corp.	78,361	615,380
LIG Nex1 Co. Ltd.	2,680	161,265
LOTTE Chilsung Beverage Co. Ltd.	1,357	130,308
LOTTE Corp.	15,629	312,053
LOTTE Fine Chemical Co. Ltd.	6,139	312,091
LOTTE Shopping Co. Ltd.	6,113	335,708
LS Corp.	11,088	1,051,692
LS Electric Co. Ltd.	8,020	665,056
LX International Corp.	27,266	822,483
LX Semicon Co. Ltd.	3,038	243,822
Mirae Asset Securities Co. Ltd.	62,184	338,081
Mirae Asset Securities Co. Ltd., Second Pfd.	34,409	95,832
Netmarble Corp.(b)(c)	4,674	180,411
NH Investment & Securities Co. Ltd.	48,884	379,674
NongShim Co. Ltd.	1,162	361,914
OCI Co. Ltd.(b)	2,842	303,676
OCI Holdings Co. Ltd.(a)	6,282	539,168
Orion Corp.	4,285	381,554
Pan Ocean Co. Ltd.	70,836	265,638
Partron Co. Ltd.	25,300	163,155
Poongsan Corp.	15,303	450,212
Posco Future M Co. Ltd.	1,084	448,176
S-1 Corp.	5,763	231,488
Samchully Co. Ltd.	828	66,843
Samsung Biologics Co. Ltd.(b)(c)	431	259,009
Samsung Card Co. Ltd.	7,714	172,478
Samsung SDS Co. Ltd.	8,019	807,153
Samsung Securities Co. Ltd.	30,376	855,528
SD Biosensor, Inc.	8,982	91,254
Seah Besteel Holdings Corp.	14,167	312,315
SeAH Steel Holdings Corp.	1,212	194,924
Sebang Global Battery Co. Ltd.	4,188	155,902
Seegene, Inc.	9,228	168,683
SFA Engineering Corp.	7,866	227,097
SK Chemicals Co. Ltd.	4,890	243,608
	Shares	Value
South Korea-(continued)
SK IE Technology Co. Ltd.(b)(c)	3,196	$269,039
SKC Co. Ltd.	5,079	395,275
SL Corp.	7,872	231,902
Soulbrain Co. Ltd.	900	192,406
SSANGYONG C&E Co. Ltd.	44,060	182,856
Sungwoo Hitech Co. Ltd.	57,093	561,233
TKG Huchems Co. Ltd.	9,442	164,447
UNID Co. Ltd.	2,176	102,770
WONIK IPS Co. Ltd.	7,455	220,787
Young Poong Corp.	337	152,022
Youngone Corp.	8,094	367,029
Yuhan Corp.	7,831	448,486
		47,249,268
Spain-1.41%
Almirall S.A.	18,483	177,904
Applus Services S.A.	58,278	627,124
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	45,186	187,721
Befesa S.A.(c)	6,901	265,087
CIE Automotive S.A.(a)	12,694	398,600
Construcciones y Auxiliar de Ferrocarriles S.A.	8,368	286,010
Corp ACCIONA Energias Renovables S.A.(a)	7,947	250,768
Ebro Foods S.A.(a)	8,984	166,211
EDP Renovaveis S.A.(a)	26,195	501,668
Ence Energia y Celulosa S.A.(a)	41,837	127,681
Faes Farma S.A.	37,722	131,010
Fluidra S.A.(a)	19,809	439,429
Gestamp Automocion S.A.(c)	64,968	315,891
Indra Sistemas S.A.	51,106	744,907
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	187,591	182,630
Melia Hotels International S.A.(a)(b)	31,045	228,648
Obrascon Huarte Lain S.A.(a)(b)	342,075	185,334
Prosegur Cia de Seguridad S.A.	58,744	108,552
Sacyr S.A.(a)	217,322	744,703
Tecnicas Reunidas S.A.(a)(b)	29,600	286,050
Unicaja Banco S.A.(a)(c)	522,300	610,414
Vidrala S.A.	2,990	304,938
Viscofan S.A.	7,793	506,939
		7,778,219
Sweden-4.10%
AAK AB	34,217	658,451
AddLife AB, Class B	14,116	115,131
AddTech AB, Class B	14,339	267,743
AFRY AB	24,078	334,789
Ambea AB(c)	55,679	180,589
Arjo AB, Class B	74,532	319,195
Atrium Ljungberg AB, Class B(a)	12,143	238,526
Avanza Bank Holding AB(a)	10,227	231,938
Axfood AB(a)	29,939	764,182
Beijer Ref AB(a)	17,281	235,512
Betsson AB, Class B(b)	35,692	432,482
BHG Group AB(a)(b)	102,150	189,961
Bonava AB, Class B(a)	74,360	140,051
Bravida Holding AB(c)	34,788	280,092
Bure Equity AB(a)	8,901	189,583
Catena AB(a)	4,285	164,834
Cibus Nordic Real Estate AB(a)	13,331	150,089
Cint Group AB(a)(b)	97,255	98,574
Clas Ohlson AB, Class B(a)	32,532	265,488
Cloetta AB, Class B	79,067	141,767

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Sweden-(continued)
Coor Service Management Holding AB(c)	23,508	$108,418
Corem Property Group AB, Class B(a)	251,659	170,048
Corem Property Group AB, Preference Shares	5,085	91,465
Dios Fastigheter AB(a)	31,371	214,365
Electrolux Professional AB, Class B	29,767	167,993
Elekta AB, Class B(a)	92,742	752,527
EQT AB(a)	18,055	431,980
Evolution AB(c)	6,522	805,668
Fabege AB(a)	84,504	733,454
Granges AB	20,089	205,526
Hexpol AB	60,319	656,147
Hufvudstaden AB, Class A	24,736	303,447
Indutrade AB(a)	25,336	532,641
Instalco AB(a)(c)	34,024	134,056
Intrum AB(a)	62,826	490,052
Investment AB Latour, Class B(a)	12,789	258,032
Inwido AB	18,883	208,463
JM AB(a)	29,982	471,951
L E Lundbergforetagen AB, Class B(a)	14,775	652,167
Lagercrantz Group AB, Class B	13,673	164,870
Lifco AB, Class B	15,843	320,102
Lindab International AB	20,750	322,284
Loomis AB(a)	21,033	614,125
Modern Times Group MTG AB, Class B(b)	22,954	149,641
Mycronic AB	9,049	194,974
NCC AB, Class B	40,544	437,563
New Wave Group AB, Class B(a)	18,245	165,807
Nibe Industrier AB, Class B	69,124	623,251
Nolato AB, Class B	43,929	181,862
Nordnet AB publ	11,789	175,250
Nyfosa AB	41,936	266,403
Pandox AB	24,158	285,091
Peab AB, Class B	67,373	298,538
Ratos AB, Class B(a)	63,930	212,704
Saab AB, Class B	16,324	861,913
Sagax AB, Class B	13,628	303,363
Sagax AB, Class D	9,466	23,828
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	423,311	183,102
Samhallsbyggnadsbolaget i Norden AB, Class D	23,129	9,569
Scandic Hotels Group AB(a)(b)(c)	72,695	286,906
Stillfront Group AB(b)	125,037	231,689
Storskogen Group AB, Class B(a)	511,789	527,740
Sweco AB, Class B(a)	30,226	311,825
Swedish Orphan Biovitrum AB, Class B(a)(b)	27,897	546,922
Thule Group AB(a)(c)	28,066	877,171
Viaplay Group AB, Class B(a)(b)	18,325	79,735
Vitrolife AB	6,297	93,608
VNV Global AB(a)(b)	59,911	142,771
Wallenstam AB, Class B	78,257	305,804
Wihlborgs Fastigheter AB	68,700	538,093
		22,523,881
Switzerland-3.05%
Accelleron Industries AG	10,054	265,601
Allreal Holding AG	3,770	695,853
ALSO Holding AG(a)	1,735	398,699
Aryzta AG(b)	271,747	466,784
Bachem Holding AG(a)	1,681	155,815
Banque Cantonale Vaudoise(a)	7,011	790,997
Belimo Holding AG	683	369,688
BKW AG	3,790	682,493
Bucher Industries AG	1,331	595,752
Burckhardt Compression Holding AG	339	200,619
	Shares	Value
Switzerland-(continued)
Bystronic AG(a)	224	$157,887
Cembra Money Bank AG(a)	8,359	636,435
Daetwyler Holding AG, BR	1,047	208,228
DocMorris AG(a)(b)	3,045	187,228
dormakaba Holding AG(a)	1,055	516,638
EFG International AG(b)	23,374	292,293
Emmi AG	358	352,693
EMS-Chemie Holding AG(a)	908	760,464
Flughafen Zurich AG	3,151	669,931
Forbo Holding AG(a)	232	336,150
Huber + Suhner AG	2,342	203,171
Implenia AG	6,180	302,637
Inficon Holding AG	225	289,670
Interroll Holding AG, Class R	51	164,146
IWG PLC(a)(b)	187,378	368,627
Komax Holding AG, Class R	475	117,264
Landis+Gyr Group AG(a)(b)	5,077	441,606
Leonteq AG(a)(b)	2,683	126,900
Mobilezone Holding AG	11,809	197,259
Mobimo Holding AG	1,015	301,508
OC Oerlikon Corp. AG	67,515	368,710
Schweiter Technologies AG(a)	191	147,847
SFS Group AG	3,099	369,656
Siegfried Holding AG(b)	352	312,469
Stadler Rail AG(a)	11,863	479,802
Straumann Holding AG	4,360	725,032
Sulzer AG	5,146	507,565
Swissquote Group Holding S.A.	778	177,167
Tecan Group AG, Class R(b)	950	379,627
Temenos AG	6,011	518,408
Valiant Holding AG	2,068	228,545
VAT Group AG(a)(c)	1,955	834,684
Vontobel Holding AG, Class R(a)	4,681	316,441
Zehnder Group AG	2,221	163,721
		16,782,710
Taiwan-0.02%
FIT Hon Teng Ltd.(b)(c)	565,047	98,537
Turkey-0.17%
Eldorado Gold Corp.(b)	94,457	927,885
Ukraine-0.03%
Ferrexpo PLC	123,189	145,504
United Arab Emirates-0.07%
Network International Holdings PLC(b)(c)	55,227	274,567
Shelf Drilling Ltd.(b)(c)	46,651	114,593
		389,160
United Kingdom-7.37%
4imprint Group PLC	2,581	147,279
888 Holdings PLC(b)	194,288	269,979
Allfunds Group PLC	53,811	351,527
Ascential PLC(b)	73,963	199,084
Ashmore Group PLC	130,641	346,936
ASOS PLC(a)(b)	62,050	335,793
Assura PLC	751,602	457,994
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	75,180	382,472
Auto Trader Group PLC(c)	67,205	558,592
Babcock International Group PLC(b)	126,131	607,601
Balanced Commercial Property Trust Ltd.	137,067	122,568
Big Yellow Group PLC	36,288	500,983
Bodycote PLC	31,045	276,413
Britvic PLC	73,345	815,351

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Capricorn Energy PLC(a)	57,942	$132,105
Chemring Group PLC	57,606	210,127
Clarkson PLC	4,878	175,108
Close Brothers Group PLC	30,547	361,197
Coats Group PLC	265,421	239,053
Computacenter PLC	24,139	681,422
ConvaTec Group PLC(c)	289,363	776,637
Cranswick PLC	9,331	400,511
Crest Nicholson Holdings PLC	74,581	204,778
Currys PLC(a)	296,781	203,719
Dechra Pharmaceuticals PLC	8,817	421,331
Deliveroo PLC(b)(c)	259,631	438,947
Diploma PLC	10,792	449,613
DiscoverIE Group PLC	15,909	163,959
Domino’s Pizza Group PLC	73,289	327,589
Dr. Martens PLC(a)	87,907	172,599
Dunelm Group PLC	24,737	366,021
Elementis PLC(b)	136,672	194,489
EnQuest PLC(b)	1,285,221	294,512
Essentra PLC	54,397	113,664
FDM Group Holdings PLC	14,414	101,260
Firstgroup PLC	204,856	385,615
Forterra PLC(c)	77,174	170,789
Frasers Group PLC(b)	39,081	408,806
Future PLC	12,344	133,174
Games Workshop Group PLC	3,657	548,165
Genuit Group PLC	58,943	237,376
Genus PLC	7,783	246,344
Grainger PLC(a)	179,505	581,558
Great Portland Estates PLC	70,697	388,955
Greggs PLC	16,171	574,673
Halfords Group PLC	87,358	248,627
Hammerson PLC	1,332,434	456,024
Hargreaves Lansdown PLC	74,084	811,556
Hays PLC	466,887	642,771
Hill & Smith PLC	9,201	186,811
Hilton Food Group PLC	22,096	183,657
Hunting PLC	47,461	161,213
Ibstock PLC(c)	131,161	253,306
Indivior PLC(b)	12,048	271,742
J D Wetherspoon PLC(b)	39,211	341,048
John Wood Group PLC(b)	257,752	490,159
Jupiter Fund Management PLC	164,138	241,388
Just Group PLC	146,263	154,880
Lancashire Holdings Ltd.	49,395	379,418
Liontrust Asset Management PLC	11,192	93,025
LondonMetric Property PLC	259,114	616,103
LXI REIT PLC(c)	174,703	213,880
Marshalls PLC	61,046	210,971
Mitchells & Butlers PLC(b)	71,466	211,489
Mitie Group PLC	246,648	323,062
Mobico Group PLC	274,746	329,994
Molten Ventures PLC(b)	52,349	177,009
Moneysupermarket.com Group PLC	134,254	473,993
Morgan Advanced Materials PLC	46,200	162,280
Ninety One PLC(a)	81,340	180,427
Ocado Group PLC(a)(b)	74,699	901,910
Oxford Instruments PLC	5,384	166,256
PageGroup PLC	81,239	466,187
Paragon Banking Group PLC	80,611	547,632
Pepco Group N.V.(b)(c)	26,043	225,185
Petershill Partners PLC(a)(c)	120,827	262,731
	Shares	Value
United Kingdom-(continued)
Petrofac Ltd.(a)(b)	372,802	$377,017
Pets at Home Group PLC	132,716	670,059
Playtech PLC(b)	51,808	373,956
Premier Foods PLC	111,732	182,288
Primary Health Properties PLC	330,916	402,356
QinetiQ Group PLC	128,394	532,599
Quilter PLC(c)	591,621	594,504
Rathbones Group PLC	8,173	189,284
Redde Northgate PLC	63,372	280,489
Redrow PLC	135,287	899,927
Renewi PLC(b)	26,267	175,742
Renishaw PLC	4,143	207,893
Restaurant Group PLC (The)(b)	361,937	198,848
Rightmove PLC	48,692	357,353
Rotork PLC	131,299	520,998
S4 Capital PLC(a)(b)	92,975	126,325
Safestore Holdings PLC	35,358	403,071
Saga PLC(a)(b)	77,941	124,351
Savills PLC	36,196	453,607
Serco Group PLC	426,171	851,561
Shaftesbury Capital PLC	202,682	312,415
Softcat PLC	17,706	341,721
Spirent Communications PLC	96,745	210,491
SSP Group PLC(b)	189,197	612,471
Supermarket Income REIT PLC	163,810	160,815
Synthomer PLC(b)	197,105	211,634
Telecom Plus PLC	13,676	292,801
THG PLC(a)(b)	654,120	867,714
TP ICAP Group PLC	145,678	298,024
Tritax EuroBox PLC(c)	209,841	144,446
Tyman PLC	50,799	204,579
UK Commercial Property REIT Ltd.	205,837	138,511
UNITE Group PLC (The)	61,601	771,586
Urban Logistics REIT PLC	99,812	156,419
Vesuvius PLC	36,820	209,395
Victrex PLC	23,935	475,490
Warehouse REIT PLC(c)	122,245	134,952
Watches of Switzerland Group PLC(b)(c)	32,057	310,790
WH Smith PLC	18,681	358,856
Wise PLC, Class A(b)	20,594	205,937
Workspace Group PLC	35,368	225,984
XP Power Ltd.	4,431	116,303
		40,544,964
United States-1.08%
Argonaut Gold, Inc.(b)	490,467	208,670
Brookfield Renewable Corp., Class A	23,208	724,671
Carnival PLC(b)	46,285	784,903
Diversified Energy Co. PLC(c)	211,726	258,252
Galaxy Digital Holdings Ltd.(b)	46,425	228,201
JS Global Lifestyle Co. Ltd.(b)(c)	242,483	42,908
Oracle Corp.	6,923	486,091
Primo Water Corp.	36,861	523,405
Reliance Worldwide Corp. Ltd.	182,015	517,587
RHI Magnesita N.V.	6,202	238,437
Samsonite International S.A.(b)(c)	219,688	650,723
SharkNinja, Inc.(b)	9,707	220,475

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Sims Ltd.	64,203	$653,274
Sinch AB(a)(b)(c)	152,526	396,647
		5,934,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $535,219,768)		548,725,308
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.62%
Invesco Private Government Fund, 5.24%(d)(e)(f)	19,431,415	19,431,415
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	49,966,496	$49,966,496
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,396,628)		69,397,911
TOTAL INVESTMENTS IN SECURITIES-112.40% (Cost $604,616,396)		618,123,219
OTHER ASSETS LESS LIABILITIES-(12.40)%		(68,213,464)
NET ASSETS-100.00%		$549,909,755

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $26,443,573, which represented 4.81% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$599,917	$15,296,480	$(15,896,397)	$-	$-	$-	$9,793
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,006,479	70,858,330	(73,433,394)	-	-	19,431,415	804,762*
Invesco Private Prime Fund	55,915,444	153,453,775	(159,395,917)	3,310	(10,116)	49,966,496	2,157,531*
Total	$78,521,840	$239,608,585	$(248,725,708)	$3,310	$(10,116)	$69,397,911	$2,972,086

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-0.22%
AngloGold Ashanti Ltd.	132,362	$2,936,953
Brazil-15.77%
Ambev S.A.	1,610,277	5,030,159
B3 S.A. - Brasil, Bolsa, Balcao	1,471,982	4,610,532
Banco Bradesco S.A.	1,280,516	3,997,364
Banco Bradesco S.A., Preference Shares	4,294,306	15,039,392
Banco do Brasil S.A.	774,448	7,845,335
Banco Santander Brasil S.A., Series CPO	330,500	1,984,230
Braskem S.A., Class A, Preference Shares(a)	343,109	1,832,011
BRF S.A.(a)	1,535,200	3,149,757
CCR S.A.	646,100	1,805,041
Centrais Eletricas Brasileiras S.A.	530,962	4,313,951
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	111,800	1,025,391
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	147,692	1,803,829
Cia Energetica de Minas Gerais	193,605	750,481
Cia Energetica de Minas Gerais, Preference Shares	756,568	2,015,055
Cia Paranaense de Energia	251,600	432,640
Cia Paranaense de Energia, Class B, Preference Shares	1,055,780	1,855,419
Cia Siderurgica Nacional S.A.	467,682	1,360,658
Cielo S.A.	1,255,622	1,245,843
Cogna Educacao S.A.(a)	2,561,500	1,803,854
Cosan S.A.	472,165	1,979,161
Embraer S.A.(a)	381,367	1,483,924
Energisa S.A.	158,400	1,671,224
Equatorial Energia S.A.	310,500	2,189,208
Gerdau S.A., Preference Shares	673,762	4,142,807
IRB Brasil Resseguros S.A.(a)	282,100	2,438,476
Itau Unibanco Holding S.A.	273,500	1,422,967
Itau Unibanco Holding S.A., Preference Shares	2,966,205	17,858,150
Itausa S.A., Preference Shares	1,337,653	2,761,323
Klabin S.A.	326,900	1,580,538
Lojas Renner S.A.	315,210	1,242,406
Marfrig Global Foods S.A.	1,022,600	1,595,041
Metalurgica Gerdau S.A., Preference Shares	1,059,900	3,063,585
Natura & Co. Holding S.A.(a)	511,100	1,962,939
Petroleo Brasileiro S.A.	3,482,619	25,484,274
Petroleo Brasileiro S.A., Preference Shares	5,237,445	34,251,671
Sendas Distribuidora S.A.	300,800	851,741
Suzano S.A.	206,768	2,089,391
Telefonica Brasil S.A.	315,943	2,796,767
TIM S.A.	468,566	1,412,480
Ultrapar Participacoes S.A.	1,007,392	4,000,302
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	230,900	356,272
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	649,400	986,990
Vale S.A.	1,903,861	27,679,134
Via S/A(a)	2,797,500	1,270,241
Vibra Energia S.A.	1,313,698	4,730,589
		213,202,543
Canada-0.08%
Canadian Solar, Inc.(a)	30,360	1,097,818
	Shares	Value
Chile-0.49%
Banco de Chile	17,235,164	$1,917,516
Banco Santander Chile	35,445,008	1,891,093
Falabella S.A.	544,381	1,504,415
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	17,620	1,291,111
		6,604,135
China-37.60%
Agile Group Holdings Ltd.(a)(b)	4,435,168	784,814
Agricultural Bank of China Ltd., A Shares	7,042,411	3,567,150
Agricultural Bank of China Ltd., H Shares	32,982,895	11,968,866
Alibaba Group Holding Ltd.(a)	3,506,915	43,843,745
Aluminum Corp. of China Ltd., A Shares	507,500	452,342
Aluminum Corp. of China Ltd., H Shares	2,198,904	1,085,537
Anhui Conch Cement Co. Ltd., A Shares	210,900	800,899
Anhui Conch Cement Co. Ltd., H Shares	932,165	2,802,938
ANTA Sports Products Ltd.	113,254	1,325,874
Baidu, Inc., A Shares(a)	584,602	11,461,608
Bank of Beijing Co. Ltd., A Shares	1,762,800	1,151,891
Bank of China Ltd., A Shares	1,675,200	916,505
Bank of China Ltd., H Shares	41,662,594	15,439,098
Bank of Communications Co. Ltd., A Shares	3,136,093	2,553,897
Bank of Communications Co. Ltd., H Shares	8,396,155	5,060,065
Baoshan Iron & Steel Co. Ltd., A Shares	1,319,400	1,185,231
BYD Co. Ltd., A Shares	9,100	346,339
BYD Co. Ltd., H Shares	59,847	2,114,946
CGN Power Co. Ltd., A Shares	274,500	119,452
CGN Power Co. Ltd., H Shares(c)	5,676,641	1,390,281
China CITIC Bank Corp. Ltd., A Shares	498,301	419,042
China CITIC Bank Corp. Ltd., H Shares	6,771,624	3,264,814
China Coal Energy Co. Ltd., A Shares	226,600	266,336
China Coal Energy Co. Ltd., H Shares	1,327,344	958,230
China Conch Venture Holdings Ltd.	533,586	666,409
China Construction Bank Corp., A Shares	296,800	255,821
China Construction Bank Corp., H Shares	42,246,655	24,539,647
China Energy Engineering Corp. Ltd., A Shares	1,796,000	615,692
China Energy Engineering Corp. Ltd., H Shares	3,813,364	488,974
China Everbright Bank Co. Ltd., A Shares	4,243,900	1,852,726
China Everbright Bank Co. Ltd., H Shares	4,050,258	1,204,893
China Feihe Ltd.(c)	1,481,260	902,200
China Gas Holdings Ltd.	1,222,368	1,362,070
China Hongqiao Group Ltd.(b)	1,758,860	1,689,238
China Life Insurance Co. Ltd., H Shares	2,561,179	4,466,390
China Longyuan Power Group Corp. Ltd., H Shares	727,865	699,054
China Mengniu Dairy Co. Ltd.(a)	603,668	2,279,614
China Merchants Bank Co. Ltd., A Shares	639,249	3,180,704
China Merchants Bank Co. Ltd., H Shares	1,724,817	8,503,881
China Minsheng Banking Corp. Ltd., A Shares	2,891,845	1,626,644
China Minsheng Banking Corp. Ltd., H Shares	7,534,959	2,869,559
China National Building Material Co. Ltd., H Shares	2,547,491	1,600,614
China Overseas Land & Investment Ltd.	2,709,678	6,379,228
China Pacific Insurance (Group) Co. Ltd., A Shares	295,200	1,235,034
China Pacific Insurance (Group) Co. Ltd., H Shares	1,651,451	4,425,779
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
China Petroleum & Chemical Corp., A Shares	2,519,900	$2,186,082
China Petroleum & Chemical Corp., H Shares	27,254,260	15,202,025
China Power International Development Ltd.(b)	2,903,735	1,087,220
China Railway Group Ltd., A Shares	2,101,200	2,360,882
China Railway Group Ltd., H Shares	6,008,352	3,936,897
China Resources Beer Holdings Co. Ltd.	145,336	930,865
China Resources Gas Group Ltd.	324,890	1,120,641
China Resources Land Ltd.	1,527,374	7,070,179
China Resources Pharmaceutical Group Ltd.(c)	1,371,368	1,063,867
China Resources Power Holdings Co. Ltd.	1,191,068	2,574,968
China Shenhua Energy Co. Ltd., A Shares	273,800	1,087,270
China Shenhua Energy Co. Ltd., H Shares	1,877,459	5,609,242
China State Construction Engineering Corp. Ltd., A Shares	4,459,022	3,812,170
China State Construction International Holdings Ltd.	844,764	1,032,300
China Taiping Insurance Holdings Co. Ltd.	933,696	1,036,815
China Tower Corp. Ltd., H Shares(c)	16,895,783	1,906,509
China United Network Communications Ltd., A Shares	1,628,700	1,175,932
China Vanke Co. Ltd., A Shares	711,500	1,518,225
China Vanke Co. Ltd., H Shares	2,058,806	2,898,648
China Yangtze Power Co. Ltd., A Shares	402,000	1,207,111
Chongqing Rural Commercial Bank Co. Ltd., A Shares	435,300	239,372
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,035,276	1,120,904
CITIC Ltd.	1,330,775	1,494,812
CITIC Securities Co. Ltd., A Shares	236,700	798,191
CITIC Securities Co. Ltd., H Shares	622,542	1,334,697
COSCO SHIPPING Holdings Co. Ltd., A Shares	502,480	711,526
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,805,465	1,905,315
Country Garden Holdings Co. Ltd.(a)(b)	27,973,834	5,667,439
Country Garden Services Holdings Co. Ltd.(b)	522,192	587,899
CRRC Corp. Ltd., A Shares	1,025,700	963,018
CRRC Corp. Ltd., H Shares	2,443,549	1,344,176
CSPC Pharmaceutical Group Ltd.	1,526,754	1,270,549
ENN Energy Holdings Ltd.	192,603	2,315,326
GCL Technology Holdings Ltd.	6,957,200	1,507,645
Geely Automobile Holdings Ltd.	2,285,222	3,299,473
Greentown China Holdings Ltd.	875,547	999,188
Guangdong Investment Ltd.	1,077,276	931,032
Haier Smart Home Co. Ltd., A Shares	111,700	386,048
Haier Smart Home Co. Ltd., H Shares	603,915	1,970,795
Haitong Securities Co. Ltd., A Shares	377,700	546,989
Haitong Securities Co. Ltd., H Shares	1,884,164	1,314,303
Hengan International Group Co. Ltd.	304,560	1,251,638
Huaneng Power International, Inc., A Shares(a)	340,300	409,498
Huaneng Power International, Inc., H Shares(a)(b)	2,944,660	1,631,160
Huatai Securities Co. Ltd., A Shares	249,300	591,615
Huatai Securities Co. Ltd., H Shares(c)	807,684	1,147,517
Huaxia Bank Co. Ltd., A Shares	1,582,192	1,284,040
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., A Shares	3,575,712	$2,386,560
Industrial & Commercial Bank of China Ltd., H Shares	53,625,344	26,129,522
Industrial Bank Co. Ltd., A Shares	1,263,926	2,946,375
JD.com, Inc., A Shares	702,575	14,396,179
Jiangxi Copper Co. Ltd., A Shares	145,100	405,856
Jiangxi Copper Co. Ltd., H Shares	1,212,773	2,027,846
JinkoSolar Holding Co. Ltd., ADR(a)(b)	23,485	996,938
KE Holdings, Inc., ADR(a)(b)	96,121	1,674,428
Kuaishou Technology(a)(c)	149,704	1,289,973
Kweichow Moutai Co. Ltd., A Shares	6,100	1,605,141
Li Ning Co. Ltd.	132,732	799,929
Longfor Group Holdings Ltd.(c)	1,427,747	3,798,806
Lufax Holding Ltd., ADR	884,911	1,575,142
Meituan, B Shares(a)(c)	301,099	5,648,478
Metallurgical Corp. of China Ltd., A Shares	1,225,300	718,369
Metallurgical Corp. of China Ltd., H Shares	3,416,546	858,660
NetEase, Inc.	294,997	6,411,580
New China Life Insurance Co. Ltd., A Shares	115,500	734,041
New China Life Insurance Co. Ltd., H Shares	771,456	2,225,725
New Oriental Education & Technology Group, Inc.(a)	286,305	1,683,240
Nine Dragons Paper Holdings Ltd.	1,659,628	1,087,450
NIO, Inc., ADR(a)(b)	104,675	1,601,527
PDD Holdings, Inc., ADR(a)	11,136	1,000,236
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	542,600	479,072
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	6,098,986	2,338,334
PetroChina Co. Ltd., A Shares	1,708,600	1,893,464
PetroChina Co. Ltd., H Shares	20,475,429	14,939,053
PICC Property & Casualty Co. Ltd., H Shares	3,918,332	4,572,149
Ping An Bank Co. Ltd., A Shares	826,700	1,425,115
Ping An Insurance (Group) Co. of China Ltd., A Shares	524,444	3,859,902
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,178,816	30,140,716
Poly Developments and Holdings Group Co. Ltd., A Shares	555,500	1,106,064
Postal Savings Bank of China Co. Ltd., A Shares	1,098,400	797,663
Postal Savings Bank of China Co. Ltd., H Shares(c)	7,164,086	4,391,031
Qifu Technology, Inc., ADR(b)	55,721	1,112,191
SAIC Motor Corp. Ltd., A Shares	893,356	1,936,277
Seazen Group Ltd.(a)	4,688,888	1,046,157
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	130,100	366,084
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	568,381	1,029,087
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,832,305	3,011,931
Shenzhou International Group Holdings Ltd.	130,736	1,375,471
Sino Biopharmaceutical Ltd.	2,411,017	1,088,230
Sinopharm Group Co. Ltd., H Shares	574,700	1,801,764

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
Sinotruk Hong Kong Ltd.	562,872	$1,177,898
Sunny Optical Technology Group Co. Ltd.	109,362	1,059,446
TAL Education Group, ADR(a)(b)	140,026	1,145,413
Tencent Holdings Ltd.	673,807	30,620,129
Tencent Music Entertainment Group, ADR(a)	126,680	885,493
Tingyi Cayman Islands Holding Corp.	901,004	1,391,012
Trip.com Group Ltd.(a)	107,606	4,296,679
Vipshop Holdings Ltd., ADR(a)	198,728	3,742,048
Weichai Power Co. Ltd., A Shares	272,600	503,490
Weichai Power Co. Ltd., H Shares	1,176,974	1,735,571
Wuxi Biologics Cayman, Inc.(a)(c)	166,168	939,645
Xiaomi Corp., B Shares(a)(c)	4,567,265	7,191,713
Xinyi Solar Holdings Ltd.	829,248	893,185
Yankuang Energy Group Co. Ltd., A Shares	61,500	152,658
Yankuang Energy Group Co. Ltd., H Shares(b)	1,329,541	1,994,643
Yuexiu Property Co. Ltd.	891,952	1,171,168
Yum China Holdings, Inc.	62,597	3,828,685
Zhongsheng Group Holdings Ltd.	260,414	909,931
Zijin Mining Group Co. Ltd., A Shares	274,800	500,248
Zijin Mining Group Co. Ltd., H Shares	1,120,986	1,920,368
ZTO Express (Cayman), Inc.	53,134	1,462,110
		508,199,373
India-10.97%
Axis Bank Ltd.	444,591	5,156,253
Bajaj Finance Ltd.	13,847	1,229,043
Bank of Baroda	554,543	1,363,286
Bharat Petroleum Corp. Ltd.	406,815	1,867,173
Bharti Airtel Ltd.	336,904	3,645,172
Bharti Airtel Ltd.	26,101	156,101
Coal India Ltd.	948,574	2,643,938
GAIL (India) Ltd.	1,595,703	2,310,652
Grasim Industries Ltd.	72,989	1,641,235
HCL Technologies Ltd.	118,121	1,603,741
Hero MotoCorp Ltd.	52,900	2,060,527
Hindalco Industries Ltd.	768,054	4,319,844
Hindustan Petroleum Corp. Ltd.	454,204	1,559,503
Hindustan Unilever Ltd.	84,484	2,630,394
ICICI Bank Ltd.	222,275	2,697,878
Indiabulls Housing Finance Ltd.(a)	831,770	1,453,723
Indian Oil Corp. Ltd.	1,700,012	1,937,733
Infosys Ltd.	511,862	8,436,983
ITC Ltd.	491,635	2,783,683
Jindal Steel & Power Ltd.	137,111	1,114,825
Jio Financial Services Ltd.(a)	669,483	2,131,390
JSW Steel Ltd.	288,854	2,868,390
Larsen & Toubro Ltd.	146,425	4,773,528
Mahindra & Mahindra Ltd.	211,944	3,801,393
Maruti Suzuki India Ltd.	19,275	2,301,493
NTPC Ltd.	1,367,857	3,631,321
Oil & Natural Gas Corp. Ltd.	1,627,052	3,502,419
Power Finance Corp. Ltd.	1,011,855	3,215,841
Power Grid Corp. of India Ltd.	1,202,519	3,889,788
REC Ltd.	1,245,623	3,073,593
Reliance Industries Ltd.	669,483	20,750,219
Shriram Finance Ltd.	71,720	1,650,806
State Bank of India	652,607	4,921,009
Steel Authority of India Ltd.	1,416,365	1,629,060
Sun Pharmaceutical Industries Ltd.	116,867	1,624,654
Tata Consultancy Services Ltd.	131,296	5,461,757
	Shares	Value
India-(continued)
Tata Motors Ltd.	974,018	$7,630,022
Tata Motors Ltd., Class A	623,532	3,140,830
Tata Power Co. Ltd. (The)	434,884	1,251,533
Tata Steel Ltd.	5,140,430	7,696,700
Tech Mahindra Ltd.	150,128	2,036,113
UltraTech Cement Ltd.	13,850	1,400,707
UPL Ltd.	159,940	1,214,785
Vedanta Ltd.	916,253	3,074,646
Wipro Ltd.	211,508	1,041,612
		148,325,296
Indonesia-1.96%
PT Adaro Energy Indonesia Tbk	6,655,368	1,063,623
PT Astra International Tbk	5,820,468	2,643,913
PT Bank Central Asia Tbk	6,528,181	3,950,242
PT Bank Mandiri (Persero) Tbk	10,280,462	3,902,894
PT Bank Negara Indonesia (Persero) Tbk	2,739,468	1,612,253
PT Bank Rakyat Indonesia (Persero) Tbk	18,276,505	6,847,630
PT GoTo Gojek Tokopedia Tbk(a)	181,698,064	1,361,531
PT Telkom Indonesia (Persero) Tbk	15,946,218	3,933,682
PT United Tractors Tbk	671,596	1,225,841
		26,541,609
Malaysia-0.72%
CIMB Group Holdings Bhd.	2,279,100	2,805,279
Malayan Banking Bhd.	1,090,100	2,180,683
Petronas Chemicals Group Bhd.	764,900	1,178,988
Public Bank Bhd.	2,526,500	2,336,550
Top Glove Corp. Bhd.(a)	5,785,800	1,180,514
		9,682,014
Mexico-3.65%
America Movil S.A.B. de C.V., Class B(a)	10,511,788	11,045,166
Arca Continental S.A.B. de C.V.	130,146	1,307,187
Cemex S.A.B. de C.V., Series CPO(a)(d)	9,402,779	7,160,805
Coca-Cola FEMSA S.A.B. de C.V., Series L	177,369	1,501,145
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	621,303	7,059,475
Grupo Bimbo S.A.B. de C.V., Series A	262,420	1,363,908
Grupo Financiero Banorte S.A.B. de C.V., Class O	824,339	7,833,010
Grupo Mexico S.A.B. de C.V., Class B	941,080	4,904,152
Grupo Televisa S.A.B., Series CPO(b)(f)	2,115,004	2,243,848
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,161,040	4,845,748
		49,264,444
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(a)(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
MMC Norilsk Nickel PJSC(g)	20,152	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	298,686	0
Novolipetsk Steel PJSC(a)(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(a)(g)	147,196	0
Sistema PJSFC(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Russia-(continued)
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	$0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	3,563,458,267	0
		-
Saudi Arabia-2.46%
Al Rajhi Bank	284,235	5,651,970
Alinma Bank	189,314	1,867,102
Riyad Bank	139,613	1,183,413
SABIC Agri-Nutrients Co.	36,857	1,416,670
Saudi Arabian Mining Co.(a)	138,444	1,638,478
Saudi Arabian Oil Co.(c)	629,072	5,432,864
Saudi Basic Industries Corp.	236,163	5,394,810
Saudi National Bank (The)	600,851	6,174,114
Saudi Telecom Co.	397,331	4,490,573
		33,249,994
South Africa-4.32%
Absa Group Ltd.	334,085	3,559,002
Anglo American Platinum Ltd.(b)	26,301	1,316,873
Bid Corp. Ltd.	106,731	2,542,279
Bidvest Group Ltd. (The)	96,124	1,499,932
Capitec Bank Holdings Ltd.(b)	14,306	1,442,695
Discovery Ltd.(a)	171,767	1,525,970
Exxaro Resources Ltd.	113,819	1,036,955
FirstRand Ltd.	1,406,868	5,758,399
Foschini Group Ltd. (The)(b)	186,662	1,137,684
Gold Fields Ltd.	245,599	3,796,591
Impala Platinum Holdings Ltd.(b)	253,383	1,837,993
Kumba Iron Ore Ltd.(b)	42,083	1,156,210
MTN Group Ltd.(b)	591,112	4,655,106
Naspers Ltd., Class N	16,107	3,182,780
Nedbank Group Ltd.	162,040	2,141,247
Old Mutual Ltd.	1,558,315	1,140,011
Sanlam Ltd.(b)	564,359	2,087,180
Sasol Ltd.(b)	283,760	3,964,782
Shoprite Holdings Ltd.	176,990	2,571,686
Sibanye Stillwater Ltd.(b)	1,980,035	3,765,504
SPAR Group Ltd. (The)(b)	173,705	1,054,220
Standard Bank Group Ltd.	400,522	4,301,663
Vodacom Group Ltd.	187,265	1,242,238
Woolworths Holdings Ltd.	364,099	1,637,895
		58,354,895
Taiwan-15.84%
ASE Technology Holding Co. Ltd.	1,831,884	6,674,326
Asustek Computer, Inc.	294,706	3,413,456
AUO Corp.(a)	4,903,244	3,229,668
Catcher Technology Co. Ltd.	329,000	1,816,349
Cathay Financial Holding Co. Ltd.(a)	3,197,919	4,655,459
Chailease Holding Co. Ltd.	276,609	1,830,769
China Airlines Ltd.	1,439,000	1,142,445
China Development Financial Holding Corp.(a)	3,720,000	1,485,562
China Steel Corp.	3,478,632	3,093,815
Chunghwa Telecom Co. Ltd.	1,274,039	4,702,672
Compal Electronics, Inc.	1,401,000	1,357,467
CTBC Financial Holding Co. Ltd.	4,427,663	3,698,349
Delta Electronics, Inc.	418,791	4,870,670
E.Sun Financial Holding Co. Ltd.	3,036,903	2,498,017
Eva Airways Corp.	1,011,000	1,182,259
	Shares	Value
Taiwan-(continued)
Evergreen Marine Corp. Taiwan Ltd.	815,381	$2,698,348
Far Eastern New Century Corp.	1,237,000	1,169,042
Far EasTone Telecommunications Co. Ltd.	540,000	1,219,990
First Financial Holding Co. Ltd.	1,822,466	1,684,650
Formosa Plastics Corp.	903,280	2,391,386
Fubon Financial Holding Co. Ltd.	1,708,568	3,561,046
Globalwafers Co. Ltd.	59,457	972,456
Hon Hai Precision Industry Co. Ltd.	4,154,635	14,343,879
Innolux Corp.(a)	4,986,705	2,641,994
Largan Precision Co. Ltd.	33,000	2,283,901
Lite-On Technology Corp.	885,313	4,239,721
MediaTek, Inc.	311,049	6,829,390
Mega Financial Holding Co. Ltd.	2,116,357	2,710,559
Micro-Star International Co. Ltd.	342,000	2,116,653
Nan Ya Plastics Corp.	986,940	2,198,329
Novatek Microelectronics Corp.	195,000	2,630,901
Pegatron Corp.	528,260	1,284,237
Pou Chen Corp.	1,096,000	1,089,845
President Chain Store Corp.	160,000	1,420,457
Quanta Computer, Inc.	825,000	6,261,038
Realtek Semiconductor Corp.(a)	128,000	1,753,425
Shanghai Commercial & Savings Bank Ltd. (The)	618,000	866,240
Shin Kong Financial Holding Co. Ltd.(a)	3,512,998	1,076,485
Sino-American Silicon Products, Inc.	221,000	1,206,036
SinoPac Financial Holdings Co. Ltd.	2,755,906	1,635,487
Synnex Technology International Corp.	505,000	951,299
Taishin Financial Holding Co. Ltd.	2,033,992	1,181,180
Taiwan Cement Corp.	2,927,136	3,474,207
Taiwan Cooperative Financial Holding Co. Ltd.(a)	1,362,950	1,275,062
Taiwan Mobile Co. Ltd.	403,000	1,210,545
Taiwan Semiconductor Manufacturing Co. Ltd.	3,552,807	63,873,990
Unimicron Technology Corp.	253,000	1,485,323
Uni-President Enterprises Corp.	967,941	2,319,252
United Microelectronics Corp.	3,635,925	5,437,719
Walsin Lihwa Corp.	960,000	1,221,899
Wan Hai Lines Ltd.	422,000	676,779
Winbond Electronics Corp.(a)	1,411,000	1,317,768
Wistron Corp.	1,532,875	6,901,876
Yageo Corp.	123,786	1,809,927
Yang Ming Marine Transport Corp.	1,435,136	2,123,489
Yuanta Financial Holding Co. Ltd.	2,156,404	1,674,264
Zhen Ding Technology Holding Ltd.	374,000	1,249,582
		214,120,939
Thailand-3.84%
Advanced Info Service PCL, NVDR	359,832	2,375,840
Bangchak Corp. PCL, NVDR	1,005,252	1,123,351
Bangkok Bank PCL, NVDR	458,657	2,298,059
Bangkok Dusit Medical Services PCL, NVDR	1,282,677	1,077,368
Banpu PCL, NVDR	4,688,647	1,335,553
Charoen Pokphand Foods PCL, NVDR	3,911,090	2,319,545
CP ALL PCL, NVDR	1,708,560	3,169,662
Indorama Ventures PCL, NVDR	1,069,384	1,070,048
IRPC PCL, NVDR	11,848,057	844,590
Kasikornbank PCL, NVDR	1,048,146	3,858,347
Krung Thai Bank PCL, NVDR	4,469,619	2,676,907
Land & Houses PCL, NVDR	3,889,329	965,834
PTT Exploration & Production PCL, NVDR	536,351	2,499,302

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Thailand-(continued)
PTT Global Chemical PCL, NVDR	1,914,813	$2,209,695
PTT PCL, NVDR	11,712,314	11,976,218
SCB X PCL, NVDR	1,157,782	3,805,295
Siam Cement PCL (The), NVDR	478,653	4,544,783
Thai Oil PCL, NVDR	913,867	1,368,314
TMBThanachart Bank PCL, NVDR	26,723,459	1,342,858
TMBThanachart Bank PCL, Wts., expiring 05/10/2025(a)	351,453	7,495
True Corp. PCL, NVDR	5,022,220	1,063,758
		51,932,822
Turkey-1.53%
Akbank T.A.S.	2,999,019	3,111,872
BIM Birlesik Magazalar A.S.	235,690	1,891,525
Eregli Demir ve Celik Fabrikalari TAS(a)	821,734	1,272,575
Haci Omer Sabanci Holding A.S.	828,531	1,772,341
KOC Holding A.S.	633,173	3,174,477
Turk Hava Yollari AO(a)	316,192	2,751,308
Turkcell Iletisim Hizmetleri A.S.	921,576	1,769,448
Turkiye Is Bankasi A.S., Class C	2,749,020	1,542,618
Turkiye Petrol Rafinerileri A.S.	430,457	1,652,975
Yapi ve Kredi Bankasi A.S.	3,353,805	1,772,388
		20,711,527
	Shares	Value
United States-0.33%
JBS S.A.	1,110,022	$4,382,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $1,285,650,666)		1,348,606,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.04%
Invesco Private Government Fund, 5.24%(h)(i)(j)	7,728,778	7,728,778
Invesco Private Prime Fund, 5.38%(h)(i)(j)	19,874,000	19,874,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,601,741)		27,602,778
TOTAL INVESTMENTS IN SECURITIES-101.82% (Cost $1,313,252,407)		1,376,209,312
OTHER ASSETS LESS LIABILITIES-(1.82)%		(24,540,789)
NET ASSETS-100.00%		$1,351,668,523

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $35,102,884, which represented 2.60% of the Fund’s Net Assets.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,531,729	$92,888,085	$(101,419,814)	$-	$-	$-	$165,553
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,383,737	44,418,020	(40,072,979)	-	-	7,728,778	217,823*
Invesco Private Prime Fund	8,698,849	88,872,244	(77,697,934)	1,269	(428)	19,874,000	578,928*
Total	$20,614,315	$226,178,349	$(219,190,727)	$1,269	$(428)	$27,602,778	$962,304

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2023
(Unaudited)
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Austria-0.88%
Verbund AG	21,833	$1,813,825
Belgium-0.80%
Elia Group S.A./N.V.	13,291	1,639,783
Canada-5.62%
Ballard Power Systems, Inc.(a)(b)	414,138	1,972,760
Boralex, Inc., Class A	61,611	1,597,088
Canadian Solar, Inc.(a)	49,575	1,792,632
Innergex Renewable Energy, Inc.	173,027	1,702,336
Li-Cycle Holdings Corp.(a)(b)	398,908	2,405,415
NFI Group, Inc.(b)	255,328	2,094,999
		11,565,230
Chile-0.87%
Sociedad Quimica y Minera de Chile S.A., ADR	24,362	1,795,236
China-11.28%
BYD Co. Ltd., H Shares	57,594	2,035,327
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	4,543,732	1,474,046
Flat Glass Group Co. Ltd., H Shares	618,400	1,835,685
Ganfeng Lithium Group Co. Ltd., H Shares(c)	240,148	1,536,588
JinkoSolar Holding Co. Ltd., ADR(a)	43,579	1,849,929
NIO, Inc., ADR(a)(b)	226,437	3,464,486
Tianneng Power International Ltd.(b)	1,327,132	1,482,211
Xinyi Energy Holdings Ltd.	6,239,859	1,912,275
Xinyi Solar Holdings Ltd.	1,693,060	1,823,599
Xpeng, Inc., ADR(a)	188,341	3,940,094
Yadea Group Holdings Ltd.(c)	815,221	1,846,052
		23,200,292
Denmark-3.57%
NKT A/S(a)(b)	42,162	2,418,952
Novozymes A/S, Class B(b)	34,058	1,713,154
Orsted A/S(c)	18,842	1,648,010
Vestas Wind Systems A/S(a)	58,470	1,571,241
		7,351,357
France-2.67%
Neoen S.A.(c)	56,023	1,846,870
Nexans S.A.	21,676	1,928,641
SPIE S.A.(b)	57,352	1,725,010
		5,500,521
Germany-5.43%
Encavis AG(a)	99,294	1,668,972
Nordex SE(a)(b)	142,032	2,013,844
PNE AG	116,243	1,707,143
SMA Solar Technology AG(a)(b)	15,881	1,517,208
VERBIO Vereinigte BioEnergie AG(b)	48,850	2,385,981
Wacker Chemie AG	12,097	1,885,264
		11,178,412
Ireland-1.03%
Kingspan Group PLC	26,296	2,116,466
Israel-1.88%
Energix-Renewable Energies Ltd.	548,637	2,017,152
Enlight Renewable Energy Ltd.(a)	95,846	1,854,316
		3,871,468
Italy-1.75%
Prysmian S.p.A.	46,880	1,873,675
Terna Rete Elettrica Nazionale S.p.A.	204,449	1,732,994
		3,606,669
	Shares	Value
Japan-4.35%
GS Yuasa Corp.	100,100	$2,012,497
RENOVA, Inc.(a)(b)	147,640	1,560,778
Takaoka Toko Co. Ltd.(b)	116,470	1,741,148
Toyo Tanso Co. Ltd.(b)	50,236	2,011,844
West Holdings Corp.	82,475	1,614,903
		8,941,170
Netherlands-1.74%
Alfen N.V.(a)(b)(c)	21,367	1,486,994
Fugro N.V.(a)	117,484	2,098,420
		3,585,414
New Zealand-0.90%
Mercury NZ Ltd.	450,930	1,849,394
Norway-0.87%
NEL ASA(a)(b)	1,306,721	1,779,280
South Africa-1.03%
Scatec ASA(c)	254,075	2,124,721
South Korea-5.92%
CS Wind Corp.	30,619	1,782,395
Doosan Fuel Cell Co. Ltd.(a)	79,125	1,688,464
Ecopro BM Co. Ltd.(b)	10,469	3,441,345
Iljin Hysolus Co. Ltd.(a)(b)	80,316	1,644,567
Lotte Energy Materials Corp.	41,124	1,768,011
Samsung SDI Co. Ltd.	3,575	1,865,120
		12,189,902
Spain-4.78%
Acciona S.A.	9,825	1,477,020
Corp ACCIONA Energias Renovables S.A.(b)	51,347	1,620,255
EDP Renovaveis S.A.	80,880	1,548,958
Grenergy Renovables S.A.(a)	58,161	1,759,603
Solaria Energia y Medio Ambiente S.A.(a)	111,713	1,752,083
Soltec Power Holdings S.A.(a)(b)	363,860	1,676,908
		9,834,827
Sweden-2.47%
Nibe Industrier AB, Class B	166,469	1,500,954
OX2 AB(a)	262,483	1,644,968
PowerCell Sweden AB(a)(b)	210,295	1,940,138
		5,086,060
Switzerland-1.65%
Landis+Gyr Group AG(a)(b)	19,478	1,694,228
Meyer Burger Technology AG(a)(b)	2,813,503	1,705,596
		3,399,824
Taiwan-5.17%
Chung-Hsin Electric and Machinery Manufacturing Corp.	525,000	1,954,560
Motech Industries, Inc.	1,576,684	1,507,624
Phihong Technology Co., Ltd.(a)	741,000	1,591,571
Sino-American Silicon Products, Inc.	371,000	2,024,613
Teco Electric and Machinery Co. Ltd.	1,174,000	2,009,807
United Renewable Energy Co. Ltd.	2,718,141	1,539,558
		10,627,733
United Kingdom-3.25%
Ceres Power Holdings PLC(a)(b)	431,732	2,025,310
ITM Power PLC(a)(b)	2,006,364	2,389,942
Subsea 7 S.A.	168,121	2,260,946
		6,676,198
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-32.05%
Ameresco, Inc., Class A(a)	42,174	$2,454,949
Array Technologies, Inc.(a)	79,887	1,521,847
Bloom Energy Corp., Class A(a)(b)	136,518	2,438,211
Brookfield Renewable Corp., Class A	50,739	1,581,535
ChargePoint Holdings, Inc.(a)(b)	223,608	1,936,445
Enphase Energy, Inc.(a)	11,128	1,689,564
EVgo, Inc.(a)(b)	312,582	1,365,983
First Solar, Inc.(a)	8,417	1,745,686
Fisker, Inc.(a)(b)	293,627	1,811,679
FuelCell Energy, Inc.(a)(b)	799,601	1,751,126
Gevo, Inc.(a)(b)	1,599,206	2,750,634
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,543	1,894,098
Hubbell, Inc.	6,634	2,069,808
Itron, Inc.(a)	27,164	2,136,992
Livent Corp.(a)(b)	71,961	1,771,680
Lucid Group, Inc.(a)	256,608	1,952,787
Ormat Technologies, Inc.	21,445	1,743,478
Plug Power, Inc.(a)(b)	237,233	3,112,497
QuantumScape Corp.(a)(b)	305,649	4,068,188
REC Silicon ASA(a)(b)	1,249,688	2,133,975
Rivian Automotive, Inc., Class A(a)(b)	136,936	3,784,911
Shoals Technologies Group, Inc., Class A(a)	76,122	1,976,127
Signify N.V.	63,030	1,985,438
SolarEdge Technologies, Inc.(a)	6,066	1,464,696
Stem, Inc.(a)(b)	436,857	3,088,579
Sunnova Energy International, Inc.(a)(b)	117,294	2,071,412
SunPower Corp.(a)(b)	172,057	1,698,203
	Shares	Value
United States-(continued)
Sunrun, Inc.(a)(b)	116,912	$2,218,990
TPI Composites, Inc.(a)	172,221	1,022,993
Universal Display Corp.	12,049	1,757,708
Wolfspeed, Inc.(a)(b)	44,754	2,949,289
		65,949,508
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $229,856,935)		205,683,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.59%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,944,922	14,944,922
Invesco Private Prime Fund, 5.38%(d)(e)(f)	37,707,266	37,707,266
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,651,166)		52,652,188
TOTAL INVESTMENTS IN SECURITIES-125.55% (Cost $282,508,101)		258,335,478
OTHER ASSETS LESS LIABILITIES-(25.55)%		(52,568,166)
NET ASSETS-100.00%		$205,767,312

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $10,489,235, which represented 5.10% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,378,720	$(6,378,720)	$-	$-	$-	$2,096
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,922,611	63,333,351	(68,311,040)	-	-	14,944,922	609,934*
Invesco Private Prime Fund	51,352,081	118,709,836	(132,357,386)	1,937	798	37,707,266	1,653,792*
Total	$71,274,692	$188,421,907	$(207,047,146)	$1,937	$798	$52,652,188	$2,265,822

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Brazil-4.36%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	984,141	$12,019,758
Canada-2.48%
Stantec, Inc.	100,793	6,838,226
Cayman Islands-0.13%
Consolidated Water Co. Ltd.	17,836	348,872
China-0.75%
China Lesso Group Holdings Ltd.	2,299,722	1,562,892
China Water Affairs Group Ltd.	603,654	511,643
		2,074,535
France-6.51%
Veolia Environnement S.A.	549,583	17,935,922
Japan-8.04%
Ebara Corp.	139,802	6,596,513
Kurita Water Industries Ltd.	113,835	4,574,071
METAWATER Co. Ltd.	43,269	557,917
Miura Co. Ltd.	80,117	2,019,841
Nomura Micro Science Co. Ltd.	14,375	636,393
Organo Corp.	65,146	1,886,795
TOTO Ltd.	191,746	5,898,943
		22,170,473
Mexico-0.04%
Grupo Rotoplas, S.A.B. de C.V.(a)	76,309	122,990
Netherlands-2.27%
Aalberts N.V.	96,316	4,357,111
Arcadis N.V.	42,919	1,888,084
		6,245,195
South Korea-0.84%
Coway Co. Ltd.	71,996	2,315,801
Spain-1.99%
Acciona S.A.(b)	36,462	5,481,436
Switzerland-9.20%
Belimo Holding AG	7,506	4,062,773
Geberit AG	30,721	17,486,003
Georg Fischer AG	55,467	3,804,018
		25,352,794
	Shares	Value
United Kingdom-9.68%
Genuit Group PLC	280,113	$1,128,075
Halma PLC	235,223	6,767,248
Severn Trent PLC	248,196	8,155,981
Spirax-Sarco Engineering PLC	74,237	10,626,272
		26,677,576
United States-53.60%
A.O. Smith Corp.	81,536	5,921,960
Advanced Drainage Systems, Inc.(b)	61,828	7,542,398
AECOM	74,271	6,461,577
American Water Works Co., Inc.	69,922	10,308,600
Danaher Corp.	87,461	22,307,803
Ecolab, Inc.	60,763	11,128,136
Ferguson PLC	69,400	11,166,155
IDEX Corp.	28,472	6,429,262
Pentair PLC	362,089	25,165,186
Roper Technologies, Inc.	44,211	21,798,234
Waters Corp.(a)	30,648	8,465,284
Xylem, Inc.	97,743	11,020,523
		147,715,118
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $227,538,759)		275,298,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 5.24%(c)(d)(e)	42,298	42,298
Invesco Private Prime Fund, 5.38%(c)(d)(e)	108,765	108,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $151,063)		151,063
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $227,689,822)		275,449,759
OTHER ASSETS LESS LIABILITIES-0.06%		161,160
NET ASSETS-100.00%		$275,610,919
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,358,721	$(4,358,721)	$-	$-	$-	$2,385
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$875,923	$47,009,715	$(47,843,340)	$-	$-	$42,298	$119,356*
Invesco Private Prime Fund	2,251,823	100,312,593	(102,451,135)	(5)	(4,511)	108,765	316,465*
Total	$3,127,746	$151,681,029	$(154,653,196)	$(5)	$(4,511)	$151,063	$438,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.45%
Australia-1.33%
AMP Ltd.	133,699	$101,805
BlueScope Steel Ltd.	23,008	338,606
Helia Group Ltd.	13,847	36,203
Qube Holdings Ltd.	69,380	137,450
Waypoint REIT Ltd.	33,842	59,748
Whitehaven Coal Ltd.	42,211	196,832
		870,644
Austria-0.58%
BAWAG Group AG(a)(b)	4,156	202,991
Wienerberger AG	5,291	173,958
		376,949
Belgium-0.34%
Groupe Bruxelles Lambert N.V.	2,734	221,677
Brazil-2.58%
Vale S.A.	115,940	1,685,585
Canada-13.93%
Advantage Energy Ltd.(b)	7,618	53,825
ARC Resources Ltd.	30,740	465,216
Artis REIT	3,855	20,355
Canadian Natural Resources Ltd.	39,744	2,421,327
Centerra Gold, Inc.	10,030	64,466
CI Financial Corp.	8,273	104,838
Enerplus Corp.	10,768	180,469
Gildan Activewear, Inc.	7,772	242,150
H&R REIT	13,800	107,884
Imperial Oil Ltd.	8,828	476,460
Interfor Corp.(b)	2,591	46,456
Linamar Corp.	1,705	99,120
MEG Energy Corp.(b)	14,436	257,846
Methanex Corp.	2,112	95,359
Nutrien Ltd.	24,908	1,719,575
Onex Corp.	3,539	217,758
Sleep Country Canada Holdings, Inc.(a)	1,382	30,312
Stelco Holdings, Inc.	1,694	61,878
Stella-Jones, Inc.	2,553	129,876
Suncor Energy, Inc.	52,537	1,646,858
TFI International, Inc.	3,026	389,098
Trican Well Service Ltd.	10,934	34,391
West Fraser Timber Co. Ltd.	2,784	234,988
		9,100,505
China-0.22%
Great Wall Motor Co. Ltd., H Shares	108,500	146,917
Colombia-0.18%
Parex Resources, Inc.	5,370	119,170
Denmark-4.49%
AP Moller - Maersk A/S, Class B	376	775,163
D/S Norden A/S	1,165	58,566
DSV A/S	7,348	1,475,188
Jyske Bank A/S(b)	2,331	176,912
Pandora A/S	4,080	409,491
Scandinavian Tobacco Group A/S(a)	2,104	36,668
		2,931,988
Finland-4.00%
Nordea Bank Abp	142,072	1,610,082
Sampo OYJ, Class A	22,651	1,001,203
		2,611,285
	Shares	Value
Germany-3.12%
adidas AG	7,889	$1,600,436
Bilfinger SE	1,894	68,786
CANCOM SE	1,567	45,266
Scout24 SE(a)(c)	3,060	203,036
TeamViewer SE(a)(b)	7,163	122,057
		2,039,581
Hong Kong-0.14%
Bank of East Asia Ltd. (The)	57,800	88,642
Ireland-0.27%
Glanbia PLC	9,704	150,965
Glenveagh Properties PLC(a)(b)	24,595	29,124
		180,089
Israel-0.12%
Plus500 Ltd.	4,147	80,356
Italy-5.17%
Anima Holding S.p.A.(a)	13,266	51,280
Eni S.p.A.	107,281	1,642,238
UniCredit S.p.A.	66,503	1,686,428
		3,379,946
Japan-14.21%
Central Glass Co. Ltd.	1,300	28,227
Citizen Watch Co. Ltd.	11,500	75,113
DCM Holdings Co. Ltd.	6,900	58,471
DeNA Co. Ltd.	4,400	53,947
en Japan, Inc.	2,100	41,489
ENEOS Holdings, Inc.	152,800	554,287
Geo Holdings Corp.	1,300	18,025
Glory Ltd.	2,800	57,585
Gree, Inc.(c)	3,411	15,077
H2O Retailing Corp.	4,700	50,579
Hazama Ando Corp.	9,103	72,847
Hokkoku Financial Holdings, Inc.	1,300	44,193
Inpex Corp.	55,861	720,476
JAFCO Group Co. Ltd.	2,492	32,579
Japan Post Holdings Co. Ltd.	111,535	815,631
Kansai Paint Co. Ltd.	10,800	177,036
Kawasaki Kisen Kaisha Ltd.	6,300	189,869
Marui Group Co. Ltd.	10,472	187,579
Maxell Ltd.	2,500	28,417
Morinaga & Co. Ltd.	2,200	71,584
Nikkiso Co. Ltd.	3,500	22,294
Nikon Corp.	15,600	205,980
Nippon Ceramic Co. Ltd.	1,200	21,664
Nisshinbo Holdings, Inc.	7,500	64,453
Nitto Boseki Co. Ltd.	1,800	35,144
Pan Pacific International Holdings Corp.	28,800	569,392
Renesas Electronics Corp.(b)	81,900	1,588,369
Santen Pharmaceutical Co. Ltd.	16,700	145,984
SoftBank Group Corp.	44,325	2,259,302
Suzuken Co. Ltd.	4,200	122,648
Taisei Corp.	9,500	360,128
Takashimaya Co. Ltd.	8,500	123,599
Toho Holdings Co. Ltd.	3,900	76,144
Toyo Ink SC Holdings Co. Ltd.	2,400	37,027
Transcosmos, Inc.	1,800	44,088
TSI Holdings Co. Ltd.	4,300	21,821
Wacoal Holdings Corp.	2,900	63,111
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Yamada Holdings Co. Ltd.	45,300	$136,971
Yamaguchi Financial Group, Inc.	11,800	91,772
		9,282,902
Luxembourg-1.28%
Aperam S.A.	2,437	77,168
ArcelorMittal S.A.	26,205	759,869
		837,037
Mexico-0.27%
Grupo Elektra S.A.B. de C.V.	2,345	177,779
Netherlands-5.56%
NN Group N.V.	11,591	445,755
PostNL N.V.	15,810	32,222
Shell PLC	103,613	3,154,202
		3,632,179
Singapore-0.05%
Yangzijiang Financial Holding Ltd.	125,000	31,066
South Africa-5.52%
Barloworld Ltd.	6,114	28,776
Motus Holdings Ltd.	5,928	35,164
Naspers Ltd., Class N	17,150	3,388,880
Resilient REIT Ltd.	12,878	31,297
Tiger Brands Ltd.	6,540	58,524
Truworths International Ltd.	15,433	62,300
		3,604,941
South Korea-0.22%
Douzone Bizon Co. Ltd.	980	21,066
Genexine, Inc.(b)	1,673	12,731
Hanssem Co. Ltd.(b)	652	23,709
Humasis Co., Ltd.(b)	5,540	10,236
SKC Co. Ltd.	973	75,724
		143,466
Spain-6.70%
Acerinox S.A.	9,943	104,935
ACS Actividades de Construccion y Servicios S.A.	10,509	368,341
Applus Services S.A.	6,844	73,647
Banco Bilbao Vizcaya Argentaria S.A.	264,416	2,101,947
CaixaBank S.A.	188,957	764,380
Repsol S.A.	62,855	963,282
		4,376,532
Sweden-0.60%
JM AB	2,859	45,004
NCC AB, Class B	3,806	41,076
Trelleborg AB, Class B	11,416	304,535
		390,615
Switzerland-9.96%
Novartis AG	30,674	3,222,566
UBS Group AG(b)	147,615	3,282,320
		6,504,886
Taiwan-0.07%
FLEXium Interconnect, Inc.	15,000	44,342
	Shares	Value
Turkey-0.14%
Arcelik A.S.(b)	13,956	$80,025
Aygaz A.S.	3,211	14,155
		94,180
United Kingdom-19.40%
abrdn PLC	82,906	247,370
Balanced Commercial Property Trust Ltd.	33,220	29,706
Balfour Beatty PLC	26,684	119,959
Barclays PLC	728,635	1,452,748
BP PLC	529,537	3,290,819
Capricorn Energy PLC	6,316	14,400
Domino’s Pizza Group PLC	11,536	51,564
Firstgroup PLC	26,973	50,773
Forterra PLC(a)	8,361	18,503
Frasers Group PLC(b)	5,316	55,608
Grafton Group PLC	9,282	104,606
Howden Joinery Group PLC	27,623	261,938
Informa PLC	70,660	689,315
Kingfisher PLC	82,123	259,615
Lloyds Banking Group PLC	2,784,046	1,609,614
M&G PLC	103,459	267,030
Man Group PLC	60,442	185,709
Melrose Industries PLC	51,741	352,835
NatWest Group PLC	274,769	863,678
Paragon Banking Group PLC	10,055	68,309
Pearson PLC	36,076	401,323
Smiths Group PLC	16,405	358,616
Spectris PLC	4,831	218,237
Standard Chartered PLC	108,640	1,044,728
Travis Perkins PLC	10,063	112,747
WPP PLC	49,813	545,807
		12,675,557
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $65,755,344)		65,628,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.68%
Invesco Private Government Fund, 5.24%(d)(e)(f)	490,555	490,555
Invesco Private Prime Fund, 5.38%(d)(e)(f)	1,261,427	1,261,427
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,751,982)		1,751,982
TOTAL INVESTMENTS IN SECURITIES-103.13% (Cost $67,507,326)		67,380,798
OTHER ASSETS LESS LIABILITIES-(3.13)%		(2,047,971)
NET ASSETS-100.00%		$65,332,827

See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $693,971, which represented 1.06% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,101,768	$(1,101,768)	$-	$-	$-	$280
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,081,717	23,788,774	(24,379,936)	-	-	490,555	50,764*
Invesco Private Prime Fund	2,768,002	41,509,557	(43,014,388)	(38)	(1,706)	1,261,427	136,911*
Total	$3,849,719	$66,400,099	$(68,496,092)	$(38)	$(1,706)	$1,751,982	$187,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.20%
Austria-3.90%
Mondi PLC	130,356	$2,290,252
Brazil-5.61%
Dexco S.A.	101,295	178,228
Klabin S.A.	201,034	971,985
Suzano S.A.	212,053	2,142,796
		3,293,009
Canada-4.60%
Canfor Corp.(a)	16,650	263,237
Cascades, Inc.	18,495	168,896
Interfor Corp.(a)	14,064	252,164
Stella-Jones, Inc.	14,245	724,669
West Fraser Timber Co. Ltd.	15,256	1,287,705
		2,696,671
Chile-1.01%
Empresas CMPC S.A.	301,329	594,399
China-0.97%
Lee & Man Paper Manufacturing Ltd.	347,042	120,150
Nine Dragons Paper Holdings Ltd.	440,716	288,774
Shandong Chenming Paper Holdings Ltd., B Shares(a)	148,800	36,825
Shandong Sun Paper Industry JSC Ltd., A Shares	46,400	78,039
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	13,100	47,181
		570,969
Finland-10.36%
Huhtamaki OYJ(b)	25,635	913,206
Metsa Board OYJ(b)	44,295	358,223
Stora Enso OYJ, Class R(b)	156,112	1,920,015
UPM-Kymmene OYJ(b)	86,922	2,884,662
		6,076,106
Germany-0.17%
Mercer International, Inc.(b)	11,480	102,172
Indonesia-1.05%
PT Indah Kiat Pulp & Paper Tbk	736,141	446,664
PT Pabrik Kertas Tjiwi Kimia Tbk	381,684	170,846
		617,510
Ireland-4.69%
Smurfit Kappa Group PLC	69,336	2,751,309
Japan-3.35%
Daiken Corp.	3,042	50,207
Daio Paper Corp.(b)	23,041	198,090
Hokuetsu Corp.(b)	30,194	182,975
Nippon Paper Industries Co. Ltd.(a)	26,656	259,093
Oji Holdings Corp.	230,002	908,158
Rengo Co. Ltd.	47,542	302,993
Tokushu Tokai Paper Co. Ltd.(b)	2,564	60,996
		1,962,512
Norway-0.23%
Elopak ASA(b)	23,253	50,912
Norske Skog ASA(a)(c)	18,034	80,932
		131,844
Portugal-0.59%
Altri SGPS S.A.(b)	19,073	89,836
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)(b)	55,851	$196,312
Semapa-Sociedade de Investimento e Gestao	4,181	60,849
		346,997
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	0
Saudi Arabia-0.16%
Middle East Paper Co.	9,529	90,804
South Africa-0.56%
Sappi Ltd.	152,492	330,130
South Korea-0.44%
Dongwha Enterprise Co. Ltd.(a)	1,745	55,719
YoungPoong Paper Mfg Co. Ltd.	6,038	200,611
		256,330
Spain-0.28%
Ence Energia y Celulosa S.A.(b)	36,708	112,028
Miquel y Costas & Miquel S.A.	3,962	49,973
		162,001
Sweden-6.21%
Billerud AB	59,462	508,066
Holmen AB, Class B(b)	25,237	973,933
Svenska Cellulosa AB S.C.A., Class B(b)	162,258	2,158,807
		3,640,806
Switzerland-3.73%
SIG Group AG(a)(b)	81,411	2,188,240
Taiwan-1.54%
Cheng Loong Corp.	198,000	217,680
Chung Hwa Pulp Corp.	106,000	108,103
Longchen Paper & Packaging Co. Ltd.	207,000	111,976
Shihlin Paper Corp.(a)	44,000	95,906
YFY, Inc.	314,000	368,189
		901,854
Thailand-0.74%
Polyplex Thailand PCL, NVDR	60,575	25,838
SCG Packaging PCL, NVDR	344,078	407,118
		432,956
United Kingdom-2.48%
DS Smith PLC	365,268	1,455,034
United States-46.53%
Amcor PLC	267,556	2,745,125
Avery Dennison Corp.	16,060	2,955,201
Clearwater Paper Corp.(a)	4,722	152,190
Graphic Packaging Holding Co.	81,957	1,983,359
International Paper Co.	85,942	3,099,068
Louisiana-Pacific Corp.	17,484	1,331,057
Packaging Corp. of America(b)	21,190	3,249,486
Pactiv Evergreen, Inc.	11,964	103,010
PotlatchDeltic Corp.(b)	21,149	1,134,221
Ranpak Holdings Corp.(a)(b)	12,614	80,856
Rayonier, Inc.(b)	37,071	1,227,792
Resolute Forest Products, Inc.(a)(d)	13,637	19,365
Sealed Air Corp.(b)	38,584	1,760,202
Sonoco Products Co.	26,108	1,530,973
Sylvamo Corp.(b)	10,361	508,414
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
WestRock Co.	68,149	$2,268,680
Weyerhaeuser Co.	92,227	3,141,252
		27,290,251
Total Common Stocks & Other Equity Interests (Cost $53,980,619)		58,182,156
Exchange-Traded Funds-0.65%
India-0.65%
Invesco India ETF(e) (Cost $410,482)	16,069	380,514
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $54,391,101)		58,562,670
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.87%
Invesco Private Government Fund, 5.24%(e)(f)(g)	2,935,334	$2,935,334
Invesco Private Prime Fund, 5.38%(e)(f)(g)	7,548,000	7,548,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,483,171)		10,483,334
TOTAL INVESTMENTS IN SECURITIES-117.72% (Cost $64,874,272)		69,046,004
OTHER ASSETS LESS LIABILITIES-(17.72)%		(10,391,657)
NET ASSETS-100.00%		$58,654,347

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $80,932, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco India ETF	$384,979	$51,605	$(44,881)	$(11,451)	$47,773	$380,514	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	67,536	2,341,019	(2,408,555)	-	-	-	888
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,110,750	21,641,249	(19,816,665)	-	-	2,935,334	81,640*
Invesco Private Prime Fund	2,855,522	50,586,346	(45,891,829)	151	(2,190)	7,548,000	218,740*
Total	$4,418,787	$74,620,219	$(68,161,930)	$(11,300)	$45,583**	$10,863,848	$301,268

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$47,511

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.78%
Australia-2.63%
Centuria Office REIT	12,028	$11,752
Cromwell Property Group	43,179	16,003
Growthpoint Properties Australia Ltd.	8,269	15,992
Vicinity Ltd.	103,921	138,304
		182,051
Austria-0.50%
CA Immobilien Anlagen AG	1,083	34,687
Canada-1.37%
First Capital REIT(a)	2,976	33,304
RioCan REIT	4,025	61,312
		94,616
China-0.24%
Guangzhou R&F Properties Co. Ltd., H Shares(b)	41,176	8,553
SOHO China Ltd.(a)(b)	50,038	8,213
		16,766
Finland-0.20%
Citycon OYJ(a)(b)	2,251	14,010
France-8.35%
Carmila S.A.(a)(b)	1,796	29,188
Covivio S.A.	1,274	61,720
Gecina S.A.	1,238	134,244
Klepierre S.A.	5,760	153,369
Mercialys S.A.(a)	2,287	19,857
Unibail-Rodamco-Westfield(b)	3,153	179,240
		577,618
Germany-0.13%
Deutsche EuroShop AG	359	8,767
Hong Kong-3.94%
Champion REIT	58,720	21,609
Fortune REIT	43,700	31,548
Henderson Land Development Co. Ltd.	38,614	118,832
Sunlight REIT	31,000	11,528
Swire Properties Ltd.	30,317	75,805
Yuexiu REIT	65,878	13,516
		272,838
Israel-0.54%
Alony Hetz Properties & Investments Ltd.	4,066	34,294
Property & Building Corp. Ltd.(b)	69	2,823
		37,117
Japan-31.35%
Activia Properties, Inc.	19	55,363
Advance Logistics Investment Corp.	18	16,723
AEON REIT Investment Corp.	47	49,521
CRE Logistics REIT, Inc.	16	19,763
Daiwa House Industry Co. Ltd.	15,798	429,419
Daiwa House REIT Investment Corp.	59	116,272
Daiwa Office Investment Corp.	8	35,248
Frontier Real Estate Investment Corp.	14	46,558
Fukuoka REIT Corp.	19	22,266
Global One Real Estate Investment Corp.	31	25,637
GLP J-Reit	120	118,328
Hulic Reit, Inc.	36	41,807
Isetan Mitsukoshi Holdings Ltd.	8,722	94,599
Japan Excellent, Inc.	34	31,564
Japan Logistics Fund, Inc.	24	50,760
Japan Metropolitan Fund Investment Corp.	188	129,012
Japan Real Estate Investment Corp.	34	136,881
	Shares	Value
Japan-(continued)
LaSalle Logiport REIT	49	$52,456
Mitsubishi Estate Logistics REIT Investment Corp.	12	34,375
Mori Hills REIT Investment Corp.	43	43,793
Nippon Building Fund, Inc.	41	171,988
Nippon Prologis REIT, Inc.	59	120,716
Nomura Real Estate Master Fund, Inc.	115	136,951
One REIT, Inc.	8	14,600
ORIX JREIT, Inc.	70	89,126
Sekisui House REIT, Inc.	113	67,125
SOSiLA Logistics REIT, Inc.	19	17,184
		2,168,035
Netherlands-0.66%
Eurocommercial Properties N.V.	1,162	29,467
Wereldhave N.V.	902	16,160
		45,627
Singapore-11.73%
CapitaLand Ascendas REIT	90,788	192,133
CapitaLand India Trust	29,852	25,630
CapitaLand Integrated Commercial Trust	143,451	220,395
City Developments Ltd.	12,956	72,108
Digital Core REIT Management Pte Ltd.	20,360	10,180
Frasers Centrepoint Trust	29,079	47,523
Frasers Logistics & Commercial Trust(c)	79,576	73,116
Keppel Pacific Oak US REIT(c)	25,291	8,346
Keppel REIT	57,361	39,312
Lendlease Global Commercial REIT	47,983	24,573
Manulife US REIT(c)	44,954	4,720
Mapletree Pan Asia Commercial Trust	63,483	78,888
OUE Commercial REIT	61,521	14,363
		811,287
South Africa-0.53%
Redefine Properties Ltd.	183,902	36,607
Spain-2.12%
Inmobiliaria Colonial SOCIMI S.A.	7,839	50,734
Lar Espana Real Estate SOCIMI S.A.	1,350	8,767
Merlin Properties SOCIMI S.A.	8,872	82,852
Neinor Homes S.A.(b)(c)	465	4,614
		146,967
Sweden-1.41%
Atrium Ljungberg AB, Class B	1,332	26,164
Fabege AB(a)	6,953	60,349
Platzer Fastigheter Holding AB, Class B	1,452	11,055
		97,568
United Kingdom-6.13%
Berkeley Group Holdings PLC	2,842	158,919
Crest Nicholson Holdings PLC	5,752	15,793
Land Securities Group PLC	19,064	158,799
Tritax Big Box REIT PLC	50,754	90,183
		423,694
United States-26.95%
Alexandria Real Estate Equities, Inc.(a)	4,415	554,877
American Assets Trust, Inc.(a)	1,432	32,220
Beazer Homes USA, Inc.(b)	659	22,162
Boston Properties, Inc.(a)	4,002	266,653
Brandywine Realty Trust(a)	4,503	22,740
Cousins Properties, Inc.(a)	4,058	99,137
Douglas Emmett, Inc.(a)	4,704	69,149
Empire State Realty Trust, Inc., Class A(a)	3,631	32,497
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Equity Commonwealth	3,201	$62,707
Highwoods Properties, Inc.	2,843	71,843
Hudson Pacific Properties, Inc.	3,252	19,089
JBG SMITH Properties, (Acquired 04/20/2021 - 06/14/2023; Cost $76,353)(d)	2,931	49,036
KB Home	1,928	104,054
Kilroy Realty Corp.(a)	2,973	106,136
Meritage Homes Corp.	959	142,843
Paramount Group, Inc.(a)	4,393	23,019
Piedmont Office Realty Trust, Inc., Class A	3,333	24,798
SL Green Realty Corp.(a)	1,688	63,655
Vornado Realty Trust(a)	4,328	97,293
		1,863,908
Total Common Stocks & Other Equity Interests (Cost $8,119,687)		6,832,163
Exchange-Traded Funds-1.03%
India-1.03%
Invesco India ETF(e) (Cost $71,515)	3,001	71,064
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $1,366)	1,366	1,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $8,192,568)		6,904,593
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.86%
Invesco Private Government Fund, 5.24%(e)(f)(g)	287,794	$287,794
Invesco Private Prime Fund, 5.38%(e)(f)(g)	740,042	740,042
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,027,831)		1,027,836
TOTAL INVESTMENTS IN SECURITIES-114.69% (Cost $9,220,399)		7,932,429
OTHER ASSETS LESS LIABILITIES-(14.69)%		(1,016,155)
NET ASSETS-100.00%		$6,916,274

Investment Abbreviations:
ETF-Exchange-Traded Fund
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $90,796, which represented 1.31% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco India ETF	$-	$71,515	$-	$(451)	$4,678	$71,064	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	32,365	353,361	(384,360)	-	-	1,366	190
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$32,360	$2,145,511	$(1,890,077)	$-	$-	$287,794	$5,723*
Invesco Private Prime Fund	83,181	5,034,855	(4,377,956)	2	(40)	740,042	15,368*
Total	$147,906	$7,605,242	$(6,652,393)	$(449)	$4,638**	$1,100,266	$21,281

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$4,678

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Austria-0.99%
Wienerberger AG	305,880	$10,056,745
Brazil-3.09%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	2,567,945	31,354,608
Canada-2.79%
Stantec, Inc.	417,214	28,305,573
China-1.01%
Beijing Enterprises Water Group Ltd.	34,587,847	8,426,649
China Lesso Group Holdings Ltd.	2,717,861	1,847,060
		10,273,709
France-3.96%
Veolia Environnement S.A.	1,228,243	40,084,337
Italy-1.22%
Interpump Group S.p.A.(a)	226,535	12,358,441
Japan-3.75%
Ebara Corp.	217,401	10,257,998
Kurita Water Industries Ltd.	585,283	23,517,600
Organo Corp.	147,223	4,263,954
		38,039,552
Netherlands-1.18%
Aalberts N.V.	263,371	11,914,290
South Korea-0.48%
Coway Co. Ltd.	152,160	4,894,332
Switzerland-7.55%
Belimo Holding AG	26,939	14,581,276
Geberit AG	73,503	41,836,973
Georg Fischer AG	224,540	15,399,323
Sulzer AG	47,836	4,718,207
		76,535,779
United Kingdom-14.40%
Pennon Group PLC	1,953,011	17,665,280
Severn Trent PLC(a)	1,902,047	62,503,256
United Utilities Group PLC(a)	5,120,034	65,811,052
		145,979,588
United States-59.60%
Advanced Drainage Systems, Inc.(a)	343,709	41,929,061
American States Water Co.(a)	277,851	24,564,807
American Water Works Co., Inc.	546,420	80,558,701
	Shares	Value
United States-(continued)
Badger Meter, Inc.	161,224	$26,543,919
California Water Service Group	419,057	22,218,402
Core & Main, Inc., Class A(a)(b)	362,795	11,467,950
Ecolab, Inc.	212,887	38,988,125
Energy Recovery, Inc.(a)(b)	308,519	9,403,659
Essential Utilities, Inc.	1,354,832	57,295,845
Franklin Electric Co., Inc.	213,394	21,087,595
Lindsay Corp.(a)	60,271	7,987,716
Middlesex Water Co.	132,331	10,642,059
Montrose Environmental Group, Inc.(a)(b)	103,553	4,190,790
Mueller Water Products, Inc., Class A	856,448	13,780,248
Pentair PLC	453,344	31,507,408
Reliance Worldwide Corp. Ltd.	2,162,981	6,150,756
Select Water Solutions, Inc., Class A	608,356	5,116,274
SJW Group(a)	206,986	14,584,234
Tetra Tech, Inc.(a)	200,006	33,843,015
TETRA Technologies, Inc.(b)	430,980	1,935,100
Valmont Industries, Inc.	57,643	15,260,984
Watts Water Technologies, Inc., Class A(a)	112,549	20,993,765
Xylem, Inc.	712,116	80,291,079
Zurn Elkay Water Solutions Corp.(a)	783,556	23,851,445
		604,192,937
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $811,991,909)		1,013,989,891
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.71%
Invesco Private Government Fund, 5.24%(c)(d)(e)	13,370,362	13,370,362
Invesco Private Prime Fund, 5.38%(c)(d)(e)	34,406,584	34,406,584
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,774,713)		47,776,946
TOTAL INVESTMENTS IN SECURITIES-104.73% (Cost $859,766,622)		1,061,766,837
OTHER ASSETS LESS LIABILITIES-(4.73)%		(47,930,664)
NET ASSETS-100.00%		$1,013,836,173
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,762,769	$(15,762,769)	$-	$-	$-	$6,230
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,467,571	$205,772,169	$(218,869,378)	$-	$-	$13,370,362	$692,425*
Invesco Private Prime Fund	67,629,085	381,984,344	(415,195,501)	639	(11,983)	34,406,584	1,791,486*
Total	$94,096,656	$603,519,282	$(649,827,648)	$639	$(11,983)	$47,776,946	$2,490,141

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Australia-10.09%
BHP Group Ltd.	269,761	$8,363,628
Charter Hall Group	14,382	110,772
Cochlear Ltd.	2,170	349,742
Coles Group Ltd.	38,063	466,551
Fortescue Metals Group Ltd.	48,194	704,069
Glencore PLC(a)	392,713	2,392,774
Goodman Group	45,403	628,417
James Hardie Industries PLC, CDI(a)	13,307	389,882
JB Hi-Fi Ltd.(b)	4,764	146,547
Lynas Rare Earths Ltd.(a)	28,031	127,121
Medibank Pvt. Ltd.	95,724	226,408
Pilbara Minerals Ltd.(b)	83,406	272,023
Pro Medicus Ltd.(b)	2,398	111,157
Qantas Airways Ltd.(a)	26,581	116,963
Qube Holdings Ltd.	53,770	106,525
REA Group Ltd.	1,746	185,341
Rio Tinto PLC	31,562	2,091,377
SEEK Ltd.	13,743	230,592
Washington H Soul Pattinson & Co. Ltd.	6,960	154,535
Wesfarmers Ltd.	30,342	1,015,142
Whitehaven Coal Ltd.	46,657	217,563
WiseTech Global Ltd.	5,065	292,806
Yancoal Australia Ltd.(b)	29,630	101,827
		18,801,762
Austria-0.37%
ANDRITZ AG	2,387	126,484
Mondi PLC	14,131	248,270
OMV AG	4,568	206,495
Wienerberger AG	3,014	99,094
		680,343
Belgium-0.06%
Ackermans & van Haaren N.V.	626	109,327
Cameroon-0.06%
Golar LNG Ltd.(b)	4,308	103,909
Canada-7.69%
Alimentation Couche-Tard, Inc.	22,661	1,149,363
ARC Resources Ltd.	27,903	422,281
Brookfield Asset Management Ltd., Class A	12,114	409,368
Canadian National Railway Co.	18,402	2,234,663
Canadian Natural Resources Ltd.	41,021	2,499,126
Cenovus Energy, Inc.	43,354	826,073
CGI, Inc., Class A(a)	5,892	599,831
Imperial Oil Ltd.	7,162	386,544
Intact Financial Corp.	4,979	736,911
Manulife Financial Corp.	63,063	1,262,937
Nutrien Ltd.	14,195	979,981
Pembina Pipeline Corp.(b)	14,315	454,056
Suncor Energy, Inc.	41,139	1,289,569
TFI International, Inc.	2,917	375,082
Toromont Industries Ltd.	2,141	182,747
Tourmaline Oil Corp.	10,057	522,162
		14,330,694
China-0.20%
Budweiser Brewing Co. APAC Ltd.(c)	50,955	123,488
ENN Energy Holdings Ltd.	20,800	250,042
		373,530
Denmark-5.91%
AP Moller - Maersk A/S, Class B	146	300,994
	Shares	Value
Denmark-(continued)
DSV A/S	6,216	$1,247,927
Novo Nordisk A/S, Class B	56,631	9,150,708
Novozymes A/S, Class B(b)	6,183	311,011
		11,010,640
Finland-1.27%
Elisa OYJ	5,003	261,682
Fortum OYJ	12,875	174,745
Kesko OYJ, Class B	7,740	155,271
Kone OYJ, Class B	19,026	978,374
Orion OYJ, Class B	4,593	176,937
Sampo OYJ, Class A	13,967	617,359
		2,364,368
France-11.45%
Airbus SE	19,862	2,934,011
Bollore SE	33,436	211,973
Hermes International	1,266	2,814,690
L’Oreal S.A.	7,464	3,482,699
LVMH Moet Hennessy Louis Vuitton SE	7,909	7,395,497
TotalEnergies SE	73,578	4,482,885
		21,321,755
Germany-1.43%
BioNTech SE, ADR(a)	5,407	588,660
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	2,530	310,187
Hapag-Lloyd AG(b)(c)	452	103,359
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,060	1,533,600
Nemetschek SE	1,832	133,796
		2,669,602
Hong Kong-0.88%
Hong Kong Exchanges & Clearing Ltd.	39,004	1,629,439
Ireland-0.15%
Ryanair Holdings PLC, ADR(a)	2,792	286,264
Israel-0.58%
Check Point Software Technologies Ltd.(a)	4,373	578,155
ICL Group Ltd.	24,654	164,196
Israel Corp. Ltd.	360	112,511
Plus500 Ltd.	6,378	123,586
ZIM Integrated Shipping Services Ltd.(b)	6,471	97,971
		1,076,419
Italy-1.54%
Eni S.p.A.	70,907	1,085,431
Ferrari N.V.	4,311	1,385,053
FinecoBank Banca Fineco S.p.A.	18,859	293,493
PRADA S.p.A.	14,100	99,892
		2,863,869
Japan-10.36%
Advantest Corp.	6,239	857,379
Anycolor, Inc.(a)(b)	3,530	87,828
Bandai Namco Holdings, Inc.	21,910	495,627
BayCurrent Consulting, Inc.	6,347	204,955
Benefit One, Inc.	7,646	78,919
Calbee, Inc.	4,465	86,783
Capcom Co. Ltd.	5,984	269,550
Daifuku Co. Ltd.	11,325	241,916
Daiichi Sankyo Co. Ltd.	59,010	1,805,437
Daito Trust Construction Co. Ltd.	1,846	198,658
Disco Corp.	2,916	546,750
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
GMO Payment Gateway, Inc.	1,830	$139,555
GOLDWIN, Inc.	1,405	115,402
Hamamatsu Photonics K.K.	4,365	210,324
Hoya Corp.	11,625	1,352,486
Internet Initiative Japan, Inc.	4,465	83,090
Japan Exchange Group, Inc.	14,786	257,621
JGC Holdings Corp.	7,790	109,163
Kakaku.com, Inc.	6,083	90,894
Kobayashi Pharmaceutical Co. Ltd.	1,574	86,610
Konami Group Corp.	2,838	159,178
Lasertec Corp.	2,285	345,371
Mitsubishi Motors Corp.	25,970	104,479
Mitsui OSK Lines Ltd.(b)	11,196	289,592
Nexon Co. Ltd.	13,353	254,739
Nihon M&A Center Holdings, Inc.	12,096	69,215
Nintendo Co. Ltd.(b)	35,630	1,617,494
Nippon Yusen K.K.(b)	13,908	337,520
Nissan Chemical Corp.	4,674	209,915
Niterra Co. Ltd.	4,675	98,778
NOF Corp.	2,376	102,529
Olympus Corp.	37,400	609,777
Ono Pharmaceutical Co. Ltd.	14,235	260,644
Persol Holdings Co. Ltd.	6,006	118,700
Recruit Holdings Co. Ltd.	57,037	1,980,318
Relo Group, Inc.	6,130	84,650
SCREEN Holdings Co. Ltd.	1,808	195,205
SCSK Corp.	5,532	91,986
Sega Sammy Holdings, Inc.	4,365	95,484
Seibu Holdings, Inc.	8,625	95,945
Sekisui Chemical Co. Ltd.	13,511	205,309
SG Holdings Co. Ltd.	14,169	206,881
Shimadzu Corp.	7,977	242,039
Shimamura Co. Ltd.	931	92,294
Shimano, Inc.(b)	2,208	334,899
Shinko Electric Industries Co. Ltd.	2,323	93,783
SHO-BOND Holdings Co. Ltd.	2,180	88,578
Square Enix Holdings Co. Ltd.	2,560	118,631
TIS, Inc.	8,397	212,939
Toei Animation Co. Ltd.(b)	905	82,041
Tokyo Electron Ltd.	16,436	2,457,649
Trend Micro, Inc.	3,842	181,446
USS Co. Ltd.	7,195	124,727
Workman Co. Ltd.(b)	2,428	88,692
Yamaha Corp.	5,195	201,101
ZOZO, Inc.	5,970	116,475
		19,287,950
Netherlands-10.11%
Adyen N.V.(a)(c)	1,121	2,088,525
ASML Holding N.V.(b)	12,428	8,936,773
Shell PLC	190,082	5,786,504
Universal Music Group N.V.	27,831	715,883
Wolters Kluwer N.V.	10,375	1,306,330
		18,834,015
New Zealand-0.35%
Fisher & Paykel Healthcare Corp. Ltd.	15,221	232,746
Meridian Energy Ltd.	38,394	134,885
Spark New Zealand Ltd.	89,793	289,472
		657,103
Norway-1.06%
Equinor ASA	40,771	1,242,898
	Shares	Value
Norway-(continued)
Gjensidige Forsikring ASA	7,026	$111,260
Norsk Hydro ASA	38,507	252,742
Telenor ASA	24,696	264,866
Var Energi ASA(b)	36,235	110,677
		1,982,443
Portugal-0.25%
Galp Energia SGPS S.A.	17,611	234,946
Jeronimo Martins SGPS S.A.	8,090	220,850
		455,796
Singapore-0.14%
Singapore Exchange Ltd.	36,232	264,959
South Korea-1.06%
BGF retail Co. Ltd.	623	81,916
Celltrion Healthcare Co. Ltd.	3,253	167,926
Celltrion Pharm, Inc.(a)	1,359	94,570
Cheil Worldwide, Inc.	6,258	89,109
DB Insurance Co. Ltd.	1,481	87,723
F&F Co. Ltd.	878	71,293
Hanjin Kal Corp.	2,397	79,734
Hansol Chemical Co. Ltd.	500	76,884
Hyundai Autoever Corp.	917	110,070
JYP Entertainment Corp.	1,164	124,559
Korea Aerospace Industries Ltd.	2,157	83,258
KT&G Corp.	3,350	217,087
NCSoft Corp.	514	111,498
OCI Co. Ltd.(a)	925	98,839
OCI Holdings Co. Ltd.	1,301	111,662
Orion Corp.	911	81,119
Samsung Engineering Co. Ltd.(a)	4,404	127,837
SD Biosensor, Inc.	7,058	71,707
S-Oil Corp.	1,541	90,551
		1,977,342
Spain-0.66%
Industria de Diseno Textil S.A.	31,939	1,225,813
Sweden-0.59%
Axfood AB(b)	4,058	103,579
Evolution AB(c)	5,979	738,591
Fortnox AB	18,774	115,494
Tele2 AB, Class B	18,250	137,593
		1,095,257
Switzerland-13.74%
ABB Ltd.	55,688	2,239,469
Chocoladefabriken Lindt & Spruengli AG, PC	35	430,409
DSM-Firmenich AG	5,392	597,468
EMS-Chemie Holding AG(b)	307	257,117
Geberit AG	1,673	952,250
Kuehne + Nagel International AG, Class R	3,196	1,004,315
Nestle S.A.	74,831	9,226,437
Novartis AG	72,198	7,585,017
Partners Group Holding AG	1,194	1,347,098
Sika AG	4,812	1,502,692
Sonova Holding AG, Class A	1,615	451,794
		25,594,066
United Kingdom-12.04%
3i Group PLC	37,998	966,558
Admiral Group PLC	12,449	341,013
Auto Trader Group PLC(c)	53,345	443,391
BP PLC	748,265	4,650,108
Burberry Group PLC	12,739	364,364

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Coca-Cola Europacific Partners PLC	6,378	$404,301
Croda International PLC	5,070	384,223
Diageo PLC	74,654	3,263,420
Endava PLC, ADR(a)	1,871	98,153
Hargreaves Lansdown PLC(b)	19,300	211,423
Informa PLC	45,957	448,328
Next PLC	4,933	447,340
Persimmon PLC	9,286	138,475
Reckitt Benckiser Group PLC	21,686	1,628,936
RELX PLC	70,841	2,388,067
Rightmove PLC	43,152	316,695
RS GROUP PLC	13,862	139,938
Smiths Group PLC	9,531	208,349
St. James’s Place PLC	23,722	286,906
Unilever PLC	98,200	5,295,289
		22,425,277
United States-7.99%
GSK PLC	195,853	3,489,113
Holcim Ltd.(a)	17,903	1,251,568
Oracle Corp.	1,767	124,068
Roche Holding AG	28,031	8,750,290
Stellantis N.V.	61,672	1,267,727
		14,882,766
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $170,587,971)		186,304,708
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.07%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,603,434	$1,603,434
Invesco Private Prime Fund, 5.38%(d)(e)(f)	4,123,117	4,123,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,726,253)		5,726,551
TOTAL INVESTMENTS IN SECURITIES-103.10% (Cost $176,314,224)		192,031,259
OTHER ASSETS LESS LIABILITIES-(3.10)%		(5,775,457)
NET ASSETS-100.00%		$186,255,802

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $3,807,541, which represented 2.04% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,293,650	$(3,293,650)	$-	$-	$-	$1,195
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,950,330	18,798,162	(19,145,058)	-	-	1,603,434	63,160*
Invesco Private Prime Fund	5,013,788	37,745,309	(38,637,238)	276	982	4,123,117	169,545*
Total	$6,964,118	$59,837,121	$(61,075,946)	$276	$982	$5,726,551	$233,900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$904,300,889	$-	$-	$904,300,889
Money Market Funds	716,779	32,274,175	-	32,990,954
Total Investments	$905,017,668	$32,274,175	$-	$937,291,843
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,069,307	$-	$-	$127,069,307
Money Market Funds	-	8,906,775	-	8,906,775
Total Investments	$127,069,307	$8,906,775	$-	$135,976,082
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$154,318,805	$-	$-	$154,318,805
Money Market Funds	-	2,523,004	-	2,523,004
Total Investments	$154,318,805	$2,523,004	$-	$156,841,809
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,636,839,574	$-	$0	$1,636,839,574
Money Market Funds	-	101,568,186	-	101,568,186
Total Investments	$1,636,839,574	$101,568,186	$0	$1,738,407,760
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$548,716,177	$9,131	$-	$548,725,308
Money Market Funds	-	69,397,911	-	69,397,911
Total Investments	$548,716,177	$69,407,042	$-	$618,123,219

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,346,475,144	$2,131,390	$0	$1,348,606,534
Money Market Funds	-	27,602,778	-	27,602,778
Total Investments	$1,346,475,144	$29,734,168	$0	$1,376,209,312
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,683,290	$-	$-	$205,683,290
Money Market Funds	-	52,652,188	-	52,652,188
Total Investments	$205,683,290	$52,652,188	$-	$258,335,478
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$275,298,696	$-	$-	$275,298,696
Money Market Funds	-	151,063	-	151,063
Total Investments	$275,298,696	$151,063	$-	$275,449,759
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$65,628,816	$-	$-	$65,628,816
Money Market Funds	-	1,751,982	-	1,751,982
Total Investments	$65,628,816	$1,751,982	$-	$67,380,798
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,162,791	$-	$19,365	$58,182,156
Exchange-Traded Funds	380,514	-	-	380,514
Money Market Funds	-	10,483,334	-	10,483,334
Total Investments	$58,543,305	$10,483,334	$19,365	$69,046,004
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,832,163	$-	$-	$6,832,163
Exchange-Traded Funds	71,064	-	-	71,064
Money Market Funds	1,366	1,027,836	-	1,029,202
Total Investments	$6,904,593	$1,027,836	$-	$7,932,429
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,013,989,891	$-	$-	$1,013,989,891
Money Market Funds	-	47,776,946	-	47,776,946
Total Investments	$1,013,989,891	$47,776,946	$-	$1,061,766,837
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$186,304,708	$-	$-	$186,304,708
Money Market Funds	-	5,726,551	-	5,726,551
Total Investments	$186,304,708	$5,726,551	$-	$192,031,259